Registration No. 333-51955

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940]
Amendment No. 80	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Pointe Drive, Suite 300
West Chester, Ohio 45069-4866

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under The Commodore
Independence® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®

The Commodore Independence

File No. 333-51955

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Condensed financial information	Condensed Financial Information; Appendix A

(b) Financial statements	Financial Statements; (SAI) Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company®

(b) Registrant	The Separate Account

(c) Portfolio company	The Portfolios

(d) Prospectus	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Charges and Deductions; Distribution of Variable Annuity Contracts

(b) Sales load	Not Applicable

(c) Special purchase plans	Charges and Deductions

(d) Commissions	Distribution of Variable Annuity Contracts

(e) Portfolio company expenses	Overview

(f) Operating expenses	The Separate Account

7. General Description of Variable Annuity Contracts

(a) Persons with rights	The Contracts

(b) (i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options

(ii) Transfers	Transfers

(iii) Exchanges	Ownership Provisions

(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Portfolios

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B

8. Annuity Period	Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocations to Investment Options

(b) Impact of investment performance	Definitions; Charges and Deductions

(c) Daily calculation	Definitions; Purchase Payments

(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Not Applicable

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

1

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Services: Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

(b) Sales load	Not Applicable

(c) Frequent transfer arrangements	(Prospectus) Transfer Restrictions Related to Active Trading Strategies; Appendix B

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Performance Information: Standardized Yield for the Money Market Accounts

(b) Other subaccounts	(SAI) Performance Information

22. Annuity Payments	(SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE INDEPENDENCE®

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2015

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. The Contracts offer tax-deferred treatment of earnings, Annuity Benefits, and a Death Benefit. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus. The Contracts offer both variable and fixed investment options.

The variable investment options are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer the Subaccounts listed below. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios, Inc.	Invesco Variable Insurance Funds+
-Capital Appreciation Fund-Class I	- American Value Fund-Series I Shares
-Large Company Value Fund-Class I	-Comstock Fund-Series I Shares
-Mid Cap Value Fund-Class I	-Core Equity Fund-Series I Shares
-Ultra® Fund-Class I	-Diversified Dividend Fund-Series I Share
-Global Health Care Fund-Series I Shares
Deutsche Investments VIT Funds	-High Yield Fund-Series I Shares
-Deutsche Small Cap Index VIP-Class A	-Mid Cap Growth Fund-Series I Shares
-Small Cap Equity Fund-Series I Shares
Dreyfus Investment Portfolios
-MidCap Stock Portfolio-Service Shares	Janus Aspen Series
-Technology Growth Portfolio-Initial Shares	-Balanced Portfolio-Institutional Shares
-Enterprise Portfolio-Institutional Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-Forty Portfolio-Institutional Shares
-Janus Portfolio-Institutional Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares	-Overseas Portfolio-Institutional Shares

Dreyfus Variable Investment Fund	Morgan Stanley-The Universal Institutional Funds, Inc.(UIF)
-Appreciation Portfolio-Initial Shares	-Core Plus Fixed Income Portfolio-Class I
-Growth and Income Portfolio-Initial Shares	-Mid Cap Growth Portfolio-Class I
-Money Market Portfolio	-U.S. Real Estate Portfolio-Class I
-Opportunistic Small Cap Portfolio-Initial Shares
Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance Products Trust	-Capital Appreciation Fund/VA-Non-Service Shares
Templeton Foreign VIP Fund-Class 2	-Capital Conservative Balanced Fund/VA-Non-Service Shares
-Main Street Fund® /VA-Non-Service Shares
ALPS Variable Investment Trust (Ibbotson)
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	PIMCO Variable Insurance Trust
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-Real Return Portfolio-Administrative Class
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	-Total Return Portfolio-Administrative Class
-Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II

Wilshire Variable Insurance Trust
-2015 ETF Fund
-2025 ETF Fund
-2035 ETF Fund

–	Effective August 11, 2014, DWS Investments VIT Funds changed its name to Deutsche Investments VIT Funds and DWS Small Cap Index VIP changed its name to Deutsche Small Cap Index VIP.
–	Effective April 30, 2015, Oppenheimer Capital Income Fund/VA changed its name to Oppenheimer Conservative Balanced Fund.
+The	full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix C: Closed Subaccounts.

Cutoff Date
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund, Inc.: Value Portfolio	April 30, 2015
Janus Aspen Series: Global Research Portfolio-Institutional Shares	November 30, 2004
The Timothy Plan Variable Series: Conservative Growth Variable Series	November 30, 2004
The Timothy Plan Variable Series: Strategic Growth Variable Series	November 30, 2004

Fixed Investment Options

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

•	Fixed Accumulation Account option

•	Fixed Account One-Year Guarantee option

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2015 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2015, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s web site: www.sec.gov. The SEC file number for the Contract is 333-51955.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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Contract Versions

This prospectus relates to 2 versions of The Commodore Independence® contract—the 2007 version and the 1998 version.

The 2007 version is not available in all states. To find out which version of the Contract is available in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, 1-800-789-6771.

Some provisions in the 2007 version differ from the corresponding provisions in the 1998 version. We have noted these differences in this prospectus. Please refer to the form number on your Contract or certificate to determine the applicable Contract version.

2007 Version Form Numbers	1998 Version Form Numbers
P 1813206 (individual contract)	A 802 (NQ98)-3 and A 802 (Q98)-3 (individual contracts)
G 2010407 (group contract)	G 802 (99)-3 (group contract)
C 2010507 (participant certificate )	G 802 (99)-3 (participant certificate)

For assistance in identifying the version of the Contract that you own or the group Contract under which you are a participant, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to interests in the group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The aggregate value of your interest in all of the Subaccounts and the Fixed Account options as of the end of any Valuation Period.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuitant. The natural person on whose life Annuity Benefit payments are based. More information about the Annuitant is included in the Contracts section of this prospectus.

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary. The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

The Annuity Commencement Date is the first day of the first payment interval for which an Annuity Benefit payment is to be made. The Annuity Commencement Date is shown on the Contract specifications page.

The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. An individual contract or interest in a group contract described in this prospectus.

Contract Anniversary. The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year. Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Allocations to Investment Options” section of this prospectus.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and the Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself). The words “you” and “your” in this prospectus also refer to the Owner as defined above.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: Variable account value; Fixed account value; Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy or hold the Contract. No charges are imposed when you withdraw amounts from or surrender the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy the Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Sales load imposed on withdrawals or on surrenders	None	None
Transfer Fee(1)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(2)	3.00%	7.00%

(1)	The transfer fee currently applies to transfers in excess of 12 in any contract year.
(2)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard Version	Enhanced Group Version		Enhanced Group Version With Administration Charge Waived (2)
	Current	Current	Maximum	Current	Maximum
Annual Contract Maintenance Fee (1)	$40	$40	$40	$40	$40
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.75%	0.95%	0.75%	0.95%
Administration Charge	0.15%	0.15%	0.15%	0.00%	0.00%
Total Separate Account Annual Expenses	1.40%	0.90%	1.10%	0.75%	0.95%

(1)	If you surrender your Contract, we will apply the contract maintenance fee at that time.
(2)	All Contract Owners may purchase the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to purchase the enhanced version of the Contract. We may waive the Administration Charge for group contracts when we expect to incur reduced expenses in connection with the administration of the Contract.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.27%	1.11%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Morgan Stanley UIF U.S. Real Estate Portfolio.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2014. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	the Contract Owner transaction expenses (described in Table A above),

•	the annual expenses (described in Table B above), and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.11%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. In this case, your costs would be:	$299	$957	$1,706	$4,042

Example 2: Contract with Minimum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.27%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. In this case, your costs would be:	$213	$686	$1,230	$2,955

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2014, or from the end of the year of inception of a Subaccount, if later, to December 31, 2014; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus.

Before the Commencement Date, you can allocate Purchase Payments among any of the variable investment options currently offered and two Fixed Account options.

•	The variable investment options are the Subaccounts. Each Subaccount invests in a Portfolio. You bear the risk of any investment gain or loss on amounts allocated to the Subaccounts.

•	The Fixed Account options earn a fixed rate of interest declared by us, which will be at least 1% per year, or any higher Fixed Account guaranteed interest rate stated in your Contract. We guarantee amounts invested in a Fixed Account option and the earnings on those amounts so long as those amounts remain in the Fixed Account option.

After the Commencement Date, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

What Benefits Are Available under the Contract?

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity, death or guaranteed withdrawal benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The requirements to purchase a Contract and more information about ownership of a Contract are explained in The Contracts section of this prospectus.

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender a Contract?

There are no charges imposed on withdrawals from the Contracts or surrenders of the Contracts, except that the annual Contract maintenance fee will be deducted at the time of a surrender. Withdrawal and surrender procedures are described in the Withdrawals and Surrenders section of this prospectus.

A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Tax consequences of a withdrawal or a surrender are described in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

We will charge the fees and charges listed below unless we reduce or waive the fee or charge as discussed in the Charges and Deductions section of this prospectus. The mortality and expense risk charge may never be entirely waived.

•	An annual Contract maintenance fee, which is assessed only against investments in the Subaccounts

•	A transfer fee for certain transfers among investment options

•	An administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	A mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	Premium taxes, if any

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2014 are described in the Portfolio prospectuses and statements of additional information.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and your name. You may also call us at 1-800-789-6771 or visit our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.

Capital Appreciation	Class I	American Century Investment Management	US equity mid cap: mid-cap growth

Large Company Value Fund	Class I	American Century Investment Management	US equity large cap value: large value

Mid Cap Value Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap value

Ultra® Fund	Class I	American Century Investment Management	US equity large cap growth: large growth

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP	Class A	Deutsche Investment Management Americas	US equity small cap: small blend

Dreyfus Portfolios

Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend

Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Technology sector equity: technology

The Dreyfus Socially Responsible Growth Fund, Inc.	Initial	The Dreyfus Corporation Sub-Advisor: Mellon Capital Management	US equity large cap blend: large blend

Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management	US equity large cap blend: large blend

Dreyfus Variable Investment Funds Appreciation Portfolio	Initial	The Dreyfus Corporation	US equity large cap blend: large blend

Dreyfus Variable Investment Funds Growth and Income Portfolio	Initial	The Dreyfus Corporation	US equity large cap growth: large growth

Dreyfus Variable Investment Funds Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market-taxable

Dreyfus Variable Investment Funds Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	US equity small cap: small blend

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel	Global equity large cap: foreign large value

ALPS Variable Investment Trust

Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Moderate allocation: moderate allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Aggressive allocation: aggressive allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation

Invesco Variable Insurance Funds

Invesco V.I. American Value Fund	Series I	Invesco Advisors	US equity mid cap: mid-cap value

Invesco V.I. Comstock Fund	Series I	Invesco Advisors	US equity large cap value: large value

Invesco V.I. Core Equity Fund	Series I	Invesco Advisors	US equity large cap blend: large blend

Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisors	US equity large cap value: large value

Invesco V.I. Global Health Fund	Series I	Invesco Advisors	Healthcare sector equity: health

Invesco V.I. High Yield Fund	Series I	Invesco Advisors	High yield fixed income: high yield bond

Invesco V.I. Mid Cap Growth Fund	Series I	Invesco Advisors	US equity mid cap: mid-cap growth

Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors	US equity small cap: small blend

Janus Aspen Series

Balanced Portfolio	Institutional	Janus Capital Management	Moderate allocation: moderate allocation

Enterprise Portfolio	Institutional	Janus Capital Management	US equity mid cap: mid-cap growth

Forty Portfolio	Institutional	Janus Capital Management	US equity large cap growth: large growth

Janus Portfolio	Institutional	Janus Capital Management	US equity large cap growth: large growth

Overseas Portfolio	Institutional	Janus Capital Management	Global equity large cap: foreign large blend

Morgan Stanley—The Universal Institutional Funds, Inc. (UIF)

Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	US fixed income: intermediate-term bond

Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	US equity mid cap: mid-cap growth

U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management	Real estate sector equity: real estate

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA	Non-Service	OFI Global Asset Management Sub-Advisor: OppenheimerFunds	US equity large cap growth: large growth

Conservative Balanced Fund/VA	Non-Service	OFI Global Asset Management Sub-Advisor: OppenheimerFunds	Cautious allocation: conservative allocation

Main Street Fund®/VA	Non-Service	OFI Global Asset Management Sub-Advisor: OppenheimerFunds	US equity large cap blend: large blend

PIMCO Variable Insurance Trust

Real Return Portfolio	Administrative	Pacific Investment Management	Inflation linked: inflation-protected bond

Total Return Portfolio	Administrative	Pacific Investment Management	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust

2015 ETF Fund	n/a	Wilshire Associates	Target date 2000-2020: target date 2011-2015

2025 ETF Fund	n/a	Wilshire Associates	Target Date 2021-2045: target date 2021-2025

2035 ETF Fund	n/a	Wilshire Associates	Target date 2021-2045: target date 2031-2035

Note for Deutsche Investments VIT Funds. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio”) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

The Fixed Account options are only available in connection with individual contracts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. The Fixed Account options are part of the Company’s general account. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account generally will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option One-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next year.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Note for 1998 Version. An amount that was allocated or transferred to any of the then available Fixed Account options with a guarantee period will mature at the end of the period. When an amount matures, you may transfer it as indicated above. No amount may be allocated to a guarantee period option that would extend beyond the Owner’s 85th birthday or 5 years after the effective date of the Contract, if later (the “85/5 restriction”). If you do not transfer the amount, then we will apply it to a new guarantee period under the One-Year Guarantee Period Option. If that guarantee period is not available due to the 85/5 restriction, then the amount will be transferred to the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. We will allocate Purchase Payments to the available Subaccounts and Fixed Account options according to your instructions.

You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Current Restrictions on Purchase Payments. The current restrictions on Purchase Payment amounts are set out in the table below.

	Tax Qualified Contract	Non Tax Qualified Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$500,000 or Company approval	$500,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law. We may, in our sole discretion, restrict or prohibit allocations of Purchase Payments to a Subaccount or a Fixed Account option from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. We will apply your initial Purchase Payment to your account using the following rules.

•	If the application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•	If the application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically agrees that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order at our administrative office, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office. Upon request, we will provide you with a receipt as proof of payment.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or Fixed Account options. Allocation instructions must be made by Written Request.

Subaccount Option. See the Portfolios section of this prospectus for a list of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the SEC. You bear the risk of investment gain or loss on amounts allocated to the Subaccounts.

Fixed Account Options. The currently available Fixed Account options for individual Contracts are: (1) Fixed Accumulation Account; and (2) Fixed Account One-Year Guarantee Period. The Fixed Account options are not available under group Contracts.

Current Restrictions on Allocations. The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are set out in the table below. We may, in our sole discretion, restrict or prohibit allocations to a Subaccount or a Fixed Account option from time to time on a nondiscriminatory basis.

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to any guarantee period option that would extend beyond the Annuity Commencement Date.

Allocation during right to cancel period	No current restrictions. However, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

CHARGES AND DEDUCTIONS

Overview

We assess two types of charges and deductions.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed against Your Contract

We assess charges to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values or Benefit Unit Values. These charges are the annual Contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contract Maintenance Fee	Purpose of Fee: To offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When and How Deducted	Before the Commencement Date, we deduct this fee pro rata from amounts invested in the Subaccounts as of the Valuation Period after each Contract Anniversary that this Contract is in effect. After the Commencement Date, we deduct a portion of the annual fee from each variable dollar payment. We also deduct the full annual fee at the time of a surrender.

Waivers	Before the Commencement Date if the Account Value is at least $40,000 on the date the fee is due (individual Contracts only). After the Commencement Date if the amount applied to a variable dollar benefit is at least $40,000 (individual Contracts only). In our discretion where we incur reduced sales and servicing expenses. After the Commencement Date where required to satisfy state law.

Transfer Fee	Purpose of Fee: To offset costs incurred in administering the Contracts.

Amount of Fee	$25 for each transfer in excess of 12 in any contract year. We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct the fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are reflected in the Accumulation Unit Values and Benefit Unit Values. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: To offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge: As compensation for assuming mortality and expense risks under the Contract.

•    We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•    We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers

When we expect to incur reduced sales and servicing expenses certain groups that meet higher underwriting or other criteria, we may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group version.” The mortality and expense risk charge under an Enhanced Group version is either:

•    a daily charge of 0.002615% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.95%, or

•    a daily charge of 0.002063% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.75%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Charges and Deductions

Except as described above, we will never charge more to a Contract than the fees and charges described above, even if our actual expenses exceed the total fees and charges collected. If the fees and charges that we collect exceed the actual expenses that we incur, the excess will be profit to us and will not be returned to Owners.

We reserve the right to eliminate at any time the transfer fee waiver described above. We also reserve the right to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Withdrawals and Surrenders section of this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Discretionary Waivers of Charges

We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made, (2) the total amount of Purchase Payments to be received, and (3) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts, between Fixed Account options (where available), and/or between Subaccounts and Fixed Account options (where available).

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer at our administrative office. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below. We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of a Subaccount or a Fixed Account option on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified

Timing restrictions on transfers from Fixed Account options

•    Transfers from Fixed Account options may not be made prior to first contract anniversary.

•    Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

How to Request a Transfer. Currently, you may make a transfer request by Written Request or any of the following alternate methods:

•	by telephone at 1-800-789-6771

•	by facsimile at 513-768-5115 or

•	over the Internet through our web site at www.gaig.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in Good Order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching between investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging

Note: Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note: Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, you must send us a Written Request by U.S. or overnight mail, or by facsimile at 513-768-5115. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

You can access your Account Value before the Annuity Commencement Date through withdrawals from the Contract, Contract loans (if available), or a surrender of the Contract. Contract loans are described more fully in the next section of this prospectus.

You may take withdrawals from the Contract at any time before the Annuity Commencement Date. Withdrawals must be made by Written Request. The amount of the withdrawal must be at least $500. No withdrawal can be made that would reduce the Account Value of the Contract to less than $500.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the applicable Fixed Account options. Unless the Written Request states otherwise, the reduction in each Subaccount and Fixed Account option will be in the same proportion as the reduction in the total Account Value. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount and/or Fixed Account option, you must include this information in the Written Request.

You may surrender a Contract in full for the Account Value at any time before the Annuity Commencement Date. A full surrender will terminate the Contract. Surrenders must be made by Written Request. The amount available for surrender will be the Account Value at the end of the Valuation Period in which the Written Request for surrender is received by us at our administrative office. Any fee, charges, loans or applicable premium tax or other taxes not previously deducted will be deducted as part of the calculation of the Account Value.

An amount paid on a withdrawal or surrender may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

A withdrawal or surrender is effective on the Valuation Date during which we receive the Written Request for withdrawal or surrender in Good Order at our administrative office. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Account Value after withdrawals	$500

Contract maintenance fee on full surrender	$40

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for surrender (valued as of end of Valuation Period in which we receive the surrender request)

•    Tax Qualified Contracts: Account Value subject to tax law or employer plan restrictions on withdrawals

•    Non Tax Qualified Contracts: Account Value subject to employer plan restrictions on withdrawals

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the nets assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Account. We may delay processing and payment for up to 6 months after we receive your Written Request. If we delay processing and payment, we will comply with applicable state law.

Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee for systematic withdrawal services. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be at least equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•	A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account One-Year Guarantee Period option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the interest rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that interest rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Definitions

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Annuity Benefit Amount. The Account Value, reduced by any fees and charges, loans, and applicable premium tax or other taxes not previously deducted, will be used to provide Annuity Benefit payments under the Contract.

Annuity Commencement Date. The first day of the first payment interval for which an Annuity Benefit payment is to be made.

Overview

When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you. Annuity Benefit payments are based on the Account Value. Annuity Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. You (or the applicable payee) bear the risk that any variable dollar payment may be less than the initial variable dollar payment or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

Annuity Commencement Date. The Annuity Commencement Date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

You should consider the following rules when designating the Annuity Commencement Date.

•	Tax Qualified Contract. The Annuity Commencement Date generally must be no later than the Contract Anniversary following your 70th birthday. The Annuity Commencement Date can be later only if we agree.

•	Non Tax Qualified Contract. The Annuity Commencement Date generally must be no later than (1) the Contract Anniversary following the 85th birthday of the elder of you or any joint owner or (2) five years after the effective date of the Contract, whichever is later. The Annuity Commencement Date can be later only if we agree.

Form of Annuity Benefit. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If this Contract is a Tax Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used.

•	2007 Version. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Annuity Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Annuity Commencement Date.

•	1998 Version. If you do not select a settlement option, Annuity Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option B for a period of 10 years.

Person Who Receives Annuity Benefit Payments. Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

For group contracts, Annuity Benefit payments will be made to the participant as payee. Any Annuity Benefit amounts remaining payable on his or her death will be paid to the contingent payee designated by the participant by Written Request. We may reject the naming of a non-natural payee. The participant will be the person on whose life any Annuity Benefit payments are based.

DEATH BENEFIT

Definitions

Beneficiary. The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Death Benefit Commencement Date. (1) The first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit and (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Overview

A Death Benefit will be paid under this Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.

A Death Benefit will also be paid under the following circumstances.

•	You or a joint owner is a non-natural person and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.

•	The Contract is a Tax Qualified Contract and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.

If your surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Only one Death Benefit will be paid under the Contract. No Death Benefit will be paid until we receive Due Proof of Death. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount (2007 Version). The amount of the Death Benefit will be based on the greater of (1) the Account Value on the Death Benefit Valuation Date and (2) the total of all Purchase Payments, reduced proportionally for any withdrawals. Any reduction in the Purchase Payments that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of the withdrawal.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.

Example of Determination of Death Benefit Amount (2007 Version). This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal				= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000		Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

Death Benefit Amount (1998 Version). The Death Benefit will be an amount equal to the greater of (1) the Account Value as of the Death Benefit Valuation Date and (2) 100% of the Purchase Payment(s) received by us, less any amounts returned to you.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.

Example of Determination of Death Benefit Amount (1998 Version). This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less reduction for withdrawals	– 10,000

Purchase Payments reduced for withdrawals	$90,000

Step Two: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $90,000 is greater than the Account Value of $80,000, so the Death Benefit amount would be $90,000.

Death Benefit Commencement Date. The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death of the applicable person. If no designation is made, then the Death Benefit Commencement Date will be one year after the death.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Account options. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Account options. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Form of Death Benefit. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both. There is no additional charge associated with the form of Death Benefit election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

•	2007 Version. If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Death Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Death Benefit Commencement Date.

•	1998 Version. If you do not select a settlement option, Death Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option A for a period of 4 years.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date.

If this Contract is a Tax-Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax-qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value. Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

Person Who Receives Death Benefit Payments. Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

•	Death Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. All elected settlement options must comply with pertinent laws and regulations. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description

Option A Income for a Fixed Period	We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for Death Benefit settlement options only.)

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for at least a fixed period. If the person on whose life benefit payments are based lives longer than the fixed period, then we will make payments until his or her death.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. After the death of the primary person, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

2007 Version. The Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract.

1998 Version. The 1983 Individual Annuity Mortality Table with interest at 3% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract. For nonqualified individual Contracts, these guarantees are generally based on the sex of the Annuitant. For qualified and group Contracts, these guarantees are based on blended lives (60% female/40% male).

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Payments under Settlement Options. Payments under any settlement option may be in fixed dollar payments, variable dollar payments, or a combination of both.

Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval (the first day of the initial payment interval for the 1998 version of the Contract). If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive, we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, (3% per year, compounded annually, for the 1998 version of the Contract) also affects the amount by which variable dollar payments increase or decrease.

THE CONTRACTS

Each Contract is an agreement between you and us. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between us and the group owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellation and Termination

Right to Cancel. If you are the Owner of an individual Contract, you may cancel it by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If you cancel your individual Contract as set forth above, the Contract will be void and we will refund the Purchase Payments plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract at our administrative office.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund the Purchase Payments without any investment gain or loss, during all or the applicable part of the right to cancel period.

•	When required by state or federal law, we will refund the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period.

•	When required by state law, the right to cancel period may be longer than 20 days.

•	When required by state law, the right to cancel may apply to group Contracts.

During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.

Termination. We reserve the right to terminate any Contract at any time that the Account Value is less than $500. If we terminate the Contract, we will pay you the Account Value less any fees and charges, loans, and applicable premium tax or other taxes not previously deducted.

A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to our termination right as described above.

Ownership Provisions

Owner. The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If the Owner or a joint owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract.

Successor Owner. In some cases, your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if you die before the Annuity Commencement Date and your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) is the surviving joint owner or sole surviving Beneficiary under the Contract, he or she will become the successor owner of the Contract if (1) you make that Written Request before your death or (2) after your death, your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. As successor owner, your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) will then succeed to all rights of ownership under the Contact except the right to name another successor owner.

Note for 1998 Version. Your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) may not succeed to the ownership of the Contract after your death unless the Contract was issued with an endorsement that permits your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) to become the successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Same-Gender Married Couples, Civil Union Partners, and Domestic Partners. Federal tax law now recognizes a marriage of same-gender individuals if the marriage was validly entered into in a state or foreign jurisdiction that authorizes it, regardless of whether recognized by the law of their state of residence. Therefore, the rights to become successor owner and the favorable tax treatment provided by federal tax law to a surviving spouse are available to the surviving spouse of a same-gender marriage. However, the rights to become successor owner are only available to a civil union partner/domestic partner in applicable states, and the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount of the increase to the Fixed Accumulation Account.

Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date that we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

Joint Owners

•	Tax Qualified Contracts. For an individual Contract, no joint owner is permitted.

•	Non Tax Qualified Contracts. Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner who is not the spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased owner may not become a successor owner, but will be deemed to be the Beneficiary of the Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation.

Transfer of Ownership

•	Tax Qualified Contracts. You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	Non Tax Qualified Contracts. You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.

Assignment

•	Tax Qualified Contracts. You may not pledge, charge, encumber, or in any way assign your interest in the Contract.

•	Non Tax Qualified Contracts. You may assign all or any part of your rights under this Contract except: (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership and (4) the right to elect a settlement option.

The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity of any assignment. If an assignment is allowed, the rights of an assignee, including the right to any payment under the Contact, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	Tax Qualified Contracts. If this Contract is an individual contract, the Annuitant must be the Owner. If this Contract is a group contract, then the Annuitant is the designated participant in the group plan for whose benefit the Contract was purchased. The designation cannot be changed.

•	Non Tax Qualified Contracts. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

You generally may make or change a designation of Annuitant at any time before the Annuity Commencement Date. A designation of annuitant must be made by Written Request.

The designation of Annuitant may not be made or changed if the Owner or a joint owner is a trustee or a non-natural person. Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit under this Contract.

If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you. If there is no joint owner who survives you, than the Beneficiary is the person or persons that you designate. If there is no joint Owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

Unless you have specified that a prior designation of Beneficiary is irrevocable, you may make or change a designation of Beneficiary at any time before the Annuity Commencement Date. A designation of Beneficiary must be made by Written Request. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option C).

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

•	Tax Qualified Contracts. You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.

•	Non Tax Qualified Contracts. The Beneficiary is the payee of the Death Benefit. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees.

•	For Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are still payable after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments. Unless you have specified that a prior designation is irrevocable, you may change the payee or contingent payee at any time.

•	For Death Benefits. You may designate a contingent payee to receive Death Benefit payments that are still payable after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments. A Beneficiary may not change a contingent payee designation made by you. A Beneficiary may make or change any other payee or contingent designation at any time.

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a Payee other than the Owner can have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the contract’s maturity date; or (2) from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the beneficiary does not come forward to claim the death benefit in a timely manner, we will escheat it.

If we escheat death benefit, maturity payments, or other contract proceeds, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) Depending on the circumstances, the proceeds are paid (1) to the state where the beneficiary last resided, as shown on our books and records; (2) to the state where the contract owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. However, the state will hold the proceeds without interest until a valid claim is made by the beneficiary, the contract owner, or other person entitled to the proceeds.

To prevent escheatment of the death benefit or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. We established the Separate Account on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of our Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or investment practices or policies of the Separate Account.

The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

We may operate the Separate Account as a management company or any other form permitted by law. We may de-register the Separate Account in the event such registration is no longer required. We may combine the Separate Account with one or more separate accounts. We would only take these actions if we deemed them to be in the best interest of persons having voting right under the Contracts.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the 1940 Act, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote shares of a Portfolio held in the Separate Account at regular and special shareholder meetings of the Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

Before the Commencement Date, we will vote Portfolio shares according to instructions of Owners, unless we are permitted to vote shares in our own right. We will solicit voting instructions in accordance with procedures established by the applicable Portfolio. Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

We will also vote or abstain from voting shares for which we receive no timely instructions and shares we hold as to which Owners have no beneficial interest (including shares held by us as reserves for benefit payments*). We will vote or abstain from voting such shares in proportion to the voting instructions we receive from Owners of all Contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

*	Neither the Owner nor payee has any interest in the Separate Account after the Commencement Date. Benefit Units are merely a measure of the amount of the benefit payments we are obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company. The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by us are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by us may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan, and you should seek competent legal and tax advice regarding the suitability of the Contract for the particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts

Plan Types

•    IRC §408 (IRA, SEP, SIMPLE IRA)

•    IRC §408A (Roth IRA)

•    IRC §403(b) (Tax-Sheltered Annuity)

•    IRC §401 (Pension, Profit–Sharing, 401(k))

•    Governmental IRC §457(b)

•    IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the Internal Revenue Code and the terms of the retirement plan		None

Distribution Restrictions	Distributions from plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other post-tax amounts is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from after-tax contributions and other post-tax amounts on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions, other post-tax amounts, or “investment in the contract” to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax contributions, post-tax amounts, or “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the Internal Revenue Code and the terms of the retirement plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the Internal Revenue Code and the terms of the retirement plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The Internal Revenue Code or the terms of a retirement plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be exchanged for another non-tax-qualified annuity contract on a tax-free basis as permitted by the Internal Revenue Code. Amounts may be exchanged into a non-tax-qualified Contract from a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract on a tax-free basis as permitted by the Internal Revenue Code.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

All Contracts are generally subject to required distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding. If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com if you wish to receive separate documents. If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contract is 333-51955.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Compensation Paid to GAA
State Regulations	Additional Compensation Paid to Selected Selling Firms
Separate Account and Subaccounts	Performance Information
Portfolios	Standardized Total Return—Average Annual Total Return
General Information	Adjusted Historical Total Return
Revenue We Receive from the Portfolios and/or Their Service Providers	Non-Standardized Total Return—Cumulative Total Return
Services	Standardized Yield for the Money Market Subaccount
Telephone, Facsimile and Internet Instructions for Transfer Requests	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
Records and Reports	Federal Tax Matters
Experts	Taxation of Separate Account Income
Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2015 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

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APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
10.796387	624,423.751	10.818977	2,356.955	10.833999	0.000	12/31/14
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
16.061236	160,682.405	16.561636	561.806	16.902483	0.000	12/31/14
14.431820	175,214.841	14.836291	571.713	15.111086	0.000	12/31/13
11.144510	186,739.566	11.422098	524.589	11.610217	0.000	12/31/12
9.711168	214,654.017	9.922696	318.584	10.065682	0.000	12/31/11
9.739897	221,618.541	9.921895	286.016	10.044607	0.000	12/31/10
8.901355	251,200.267	9.040175	408.687	9.133548	0.000	12/31/09
7.520419	292,792.476	7.614507	586.278	7.677635	0.000	12/31/08
12.161971	382,937.244	12.276538	562.471	12.353222	0.000	12/31/07
12.494572	420,902.275	12.573776	280.955	12.626654	0.000	12/31/06
10.560864	99,384.541	10.595660	82.915	10.618830	0.000	12/31/05
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
23.846341	288,924.804	24.589295	1,074.156	25.095119	0.000	12/31/14
20.773235	339,492.663	21.355435	1,046.925	21.750804	0.000	12/31/13
16.191909	372,125.285	16.595210	1,045.844	16.868401	0.000	12/31/12
14.117831	438,456.612	14.425323	1,594.419	14.633089	0.000	12/31/11
14.417878	512,668.298	14.687266	1,820.735	14.868815	0.000	12/31/10
12.261657	554,495.560	12.452868	1,805.921	12.581419	0.000	12/31/09
9.570065	643,576.702	9.689796	2,128.521	9.770091	0.000	12/31/08
12.830516	824,409.192	12.951404	1,978.442	13.032269	0.000	12/31/07
13.320957	911,824.088	13.405406	2,031.092	13.461747	0.000	12/31/06
11.229852	114,376.075	11.266849	132.931	11.291465	0.000	12/31/05
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
17.107295	296,099.861	17.640295	2,469.784	18.003239	0.000	12/31/14
15.773566	323,332.417	16.215644	2,441.769	16.515912	0.000	12/31/13
11.670588	343,466.575	11.961288	3,573.179	12.158236	0.000	12/31/12
10.390341	382,563.084	10.616660	4,254.932	10.769607	0.000	12/31/11
10.426360	425,837.801	10.621190	7,693.772	10.752524	0.000	12/31/10
9.109140	465,662.402	9.251218	7,296.322	9.346746	0.000	12/31/09
6.869832	518,640.998	6.955803	7,329.338	7.013465	0.000	12/31/08
11.906808	575,813.493	12.019004	7,031.090	12.094070	0.000	12/31/07
9.979396	707,542.380	10.042693	8,378.330	10.084934	0.000	12/31/06
10.463493	32,615.015	10.497965	0.000	10.520913	0.000	12/31/05
Deutsche Small Cap Index VIP (formerly DWS Small Cap Index VIP) Fund-Class A (Inception Date 5/1/1999)
25.809189	175,303.031	27.058880	268.766	27.922037	0.000	12/31/14
24.990567	204,381.417	26.121057	262.736	26.899940	0.000	12/31/13
18.281495	216,197.887	19.050535	240.525	19.579070	0.000	12/31/12
15.950320	246,483.584	16.570592	159.151	16.995825	0.000	12/31/11
16.923585	283,164.554	17.528415	171.426	17.942037	0.000	12/31/10
13.570609	294,557.144	14.022277	171.426	14.324246	0.000	12/31/09
10.880984	299,117.876	11.201557	217.385	11.419700	0.000	12/31/08
16.753029	419,825.549	17.193942	153.623	17.493245	0.000	12/31/07
17.321028	452,371.808	17.722591	276.237	17.994514	0.000	12/31/06
14.951171	417,983.505	15.251478	151.892	15.454348	0.000	12/31/05
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
15.513096	48,348.286	15.879524	341.424	16.127559	0.000	12/31/14
14.077773	72,702.273	14.366547	414.620	14.561522	0.000	12/31/13

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.599682	65,350.491	10.784301	360.021	10.908640	0.000	12/31/12
9.008668	51,137.405	9.137629	211.394	9.224248	0.000	12/31/11
9.118201	54,623.667	9.220701	138.711	9.289371	0.000	12/31/10
7.284643	6,059.237	7.344183	0.000	7.383992	0.000	12/31/09
5.459428	6,054.670	5.487338	0.000	5.505956	0.000	12/31/08
9.297957	1,976.759	9.316963	0.000	9.329598	0.000	12/31/07
Dreyfus IP Technology Growth Portfolios-Initial Shares (Inception Date 12/1/2004)
19.955171	614,566.783	20.576893	678.564	21.000321	0.000	12/31/14
18.945844	696,116.725	19.476811	1,048.828	19.837521	0.000	12/31/13
14.468533	760,683.232	14.828894	3,828.369	15.073079	0.000	12/31/12
12.692241	830,225.679	12.968656	4,375.537	13.155481	0.000	12/31/11
13.958169	919,000.964	14.218937	5,554.461	14.394733	0.000	12/31/10
10.895130	997,390.377	11.065036	4,874.101	11.179274	0.000	12/31/09
7.008211	1,051,298.784	7.095896	4,912.351	7.154718	0.000	12/31/08
12.085181	1,154,532.874	12.199017	4,614.070	12.275209	0.000	12/31/07
10.684409	1,309,668.746	10.752145	7,254.620	10.797370	0.000	12/31/06
10.388053	32,100.558	10.422269	0.000	10.445063	0.000	12/31/05
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
18.954087	384,416.782	19.978033	2,241.578	16.663474	0.000	12/31/14
16.943964	421,241.321	17.805108	2,241.576	14.821108	0.000	12/31/13
12.791488	451,515.106	13.400813	8,371.443	11.132464	0.000	12/31/12
11.586654	484,797.888	12.101538	9,130.068	10.032741	0.000	12/31/11
11.646028	515,234.318	12.126698	8,587.138	10.033366	0.000	12/31/10
10.287151	560,684.875	10.679251	7,795.056	8.817978	0.000	12/31/09
7.800236	579,088.137	8.072969	7,715.712	6.652498	0.000	12/31/08
12.064814	630,147.828	12.448556	6,547.156	10.237389	0.000	12/31/07
11.353220	701,011.037	11.678582	5,863.440	9.584710	0.000	12/31/06
10.543914	795,479.598	10.813247	5,790.816	8.856675	0.000	12/31/05
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
22.979508	1,962,116.610	24.220689	17,485.162	19.881348	0.000	12/31/14
20.547425	2,179,625.801	21.591509	16,677.015	17.687469	0.000	12/31/13
15.783917	2,415,631.774	16.535639	19,777.982	13.518488	0.000	12/31/12
13.832288	2,653,082.651	14.446851	17,801.509	11.786891	0.000	12/31/11
13.769660	2,952,544.404	14.337884	16,707.673	11.674447	0.000	12/31/10
12.160550	3,157,298.781	12.623970	14,673.632	10.258200	0.000	12/31/09
9.762392	3,356,601.303	10.103650	13,245.896	8.193641	0.000	12/31/08
15.752402	3,792,658.208	16.253270	8,643.223	13.153999	0.000	12/31/07
15.179498	4,190,418.249	15.614354	7,744.043	12.611288	0.000	12/31/06
13.328744	4,493,460.193	13.669089	6,535.021	11.017946	0.000	12/31/05
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
22.546786	380,145.995	23.764559	544.476	19.703221	0.000	12/31/14
21.155122	418,467.616	22.230051	535.478	18.393790	0.000	12/31/13
17.716660	480,698.667	18.560388	1,500.955	15.326454	0.000	12/31/12
16.272277	530,768.195	16.995212	1,550.488	14.005554	0.000	12/31/11
15.138504	574,110.520	15.763195	1,560.588	12.964135	0.000	12/31/10
13.314101	646,153.835	12.623970	2,554.564	11.344306	0.000	12/31/09
11.017708	708,576.070	11.402845	3,921.416	9.340292	0.000	12/31/08
15.862343	863,904.016	16.366759	3,664.796	13.379175	0.000	12/31/07
15.017729	946,182.350	15.447987	4,551.668	12.602520	0.000	12/31/06
13.075735	1,005,802.778	13.409645	4,744.717	10.917645	0.000	12/31/05
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
19.500115	202,650.208	20.553450	513.659	19.255762	0.000	12/31/14
17.966939	226,651.886	18.879977	499.416	17.652285	0.000	12/31/13
13.321838	256,128.605	13.956353	5,161.119	13.022539	0.000	12/31/12
11.443593	267,262.291	11.952080	4,813.443	11.129768	0.000	12/31/11
11.939359	304,183.806	12.432089	4,442.428	11.553457	0.000	12/31/10
10.209163	333,618.835	10.598240	4,148.936	9.829376	0.000	12/31/09
8.039857	397,593.350	8.320928	3,603.879	7.701708	0.000	12/31/08
13.684704	484,210.513	14.119889	3,131.987	13.042638	0.000	12/31/07
12.799045	534,977.589	13.165752	3,400.363	12.136646	0.000	12/31/06
11.335178	573,338.603	11.624648	4,096.135	10.694477	0.000	12/31/05

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.143772	2,249,655.714	1.197729	45,802.103	1.191393	0.000	12/31/14
1.157951	2,752,059.241	1.208733	44,065.536	1.200465	0.000	12/31/13
1.172130	3,400,012.115	1.219739	46,883.550	1.209538	0.000	12/31/12
1.186386	4,042,444.467	1.230805	43,697.057	1.218660	0.000	12/31/11
1.200448	4,830,483.049	1.241697	42,561.820	1.227627	0.000	12/31/10
1.214495	5,766,256.197	1.252565	45,108.568	1.236565	0.000	12/31/09
1.227384	6,894,098.095	1.262277	38,305.622	1.244346	0.000	12/31/08
1.216497	7,980,519.294	1.248206	35,610.229	1.228338	0.000	12/31/07
1.183188	6,426,348.042	1.211707	35,651.958	1.189895	0.000	12/31/06
1.152576	6,753,332.466	1.177927	40,350.784	1.154189	0.000	12/31/05
Dreyfus VIF Opportunistic Small Cap Portfolio -Initial Shares (Inception Date 7/15/1997)
19.333190	353,830.748	20.377820	335.932	19.703925	0.000	12/31/14
19.299985	392,346.554	20.281036	304.495	19.570785	0.000	12/31/13
13.176728	439,984.821	13.804535	1,780.473	13.294270	0.000	12/31/12
11.085179	470,581.549	11.577904	1,777.376	11.127354	0.000	12/31/11
13.049170	505,999.336	13.587862	2,196.614	13.032769	0.000	12/31/10
10.091016	566,076.124	10.475736	3,327.238	10.027548	0.000	12/31/09
8.120054	592,552.159	8.404032	3,429.651	8.028251	0.000	12/31/08
13.197067	683,423.829	13.616883	3,292.355	12.981641	0.000	12/31/07
15.049986	807,530.215	15.481299	5,517.924	14.729135	0.000	12/31/06
14.708620	908,638.512	15.084331	6,468.518	14.322591	0.000	12/31/05
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.898427	198,242.659	12.179423	219.412	12.369640	0.000	12/31/14
11.546536	213,422.095	11.783338	223.175	11.943241	0.000	12/31/13
10.468828	263,014.521	10.651102	1,743.840	10.773875	0.000	12/31/12
9.582086	220,613.239	9.719178	1,579.763	9.811290	0.000	12/31/11
9.804853	213,433.130	9.915011	1,409.932	9.988837	0.000	12/31/10
8.907869	186,322.194	8.980628	1,219.928	9.029267	0.000	12/31/09
7.558919	107,236.129	7.597522	1,051.150	7.623267	0.000	12/31/08
10.093988	48,022.988	10.114606	801.436	10.128323	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.587015	40,250.589	11.860580	94.501	12.045804	0.000	12/31/14
11.435143	49,479.756	11.669589	610.793	11.827936	0.000	12/31/13
11.307621	58,845.157	11.504437	2,043.470	11.637021	0.000	12/31/12
10.901054	63,179.716	11.056957	1,896.821	11.161707	0.000	12/31/11
10.718686	70,369.207	10.839062	1,744.889	10.919741	0.000	12/31/10
10.218964	63,998.511	10.302376	1,504.883	10.358142	0.000	12/31/09
9.572516	57,711.154	9.621357	1,052.032	9.653924	0.000	12/31/08
10.331779	12,429.371	10.352868	798.961	10.366907	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.649302	230,981.638	11.924422	41.993	12.110652	0.000	12/31/14
11.297881	282,439.876	11.529597	26.457	11.686049	0.000	12/31/13
9.831643	311,928.946	10.002842	2,006.072	10.118147	0.000	12/31/12
8.831294	325,548.201	8.957666	1,767.898	9.042554	0.000	12/31/11
9.298466	292,906.241	9.402949	1,525.288	9.472951	0.000	12/31/10
8.282285	258,899.931	8.349955	1,308.443	8.395174	0.000	12/31/09
6.738875	162,988.155	6.773305	1,058.808	6.796254	0.000	12/31/08
9.994910	55,891.199	10.015324	805.328	10.028907	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.684006	47,542.952	11.959911	58.410	12.146691	0.000	12/31/14
11.470964	54,707.898	11.706201	35.377	11.865046	0.000	12/31/13
10.839063	78,530.337	11.027762	2,540.031	11.154867	0.000	12/31/12
10.191838	70,451.807	10.337621	2,051.426	10.435582	0.000	12/31/11
10.225248	72,550.676	10.340093	1,553.507	10.417086	0.000	12/31/10
9.525025	73,753.690	9.602792	1,319.783	9.654796	0.000	12/31/09
8.526582	35,362.381	8.570101	1,302.787	8.599135	0.000	12/31/08
10.193054	9,987.815	10.213871	805.937	10.227717	0.000	12/31/07
Invesco V.I. American Value Fund-Series I Shares (Inception Date 7/15/1997)
38.881369	231,791.957	40.981753	1,170.657	34.514417	0.000	12/31/14
35.930113	263,974.437	37.756096	1,169.565	31.733690	0.000	12/31/13

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
27.140076	290,678.039	28.432847	1,429.027	23.849428	0.000	12/31/12
23.466359	337,061.529	24.509120	1,547.940	20.516551	0.000	12/31/11
23.581678	373,350.171	24.554917	1,968.927	20.513523	0.000	12/31/10
19.564836	405,313.835	20.310531	2,290.539	16.933514	0.000	12/31/09
14.254077	429,690.091	14.752454	5,446.869	12.274779	0.000	12/31/08
24.624489	546,047.920	25.407617	5,239.508	21.097538	0.000	12/31/07
23.159385	581,474.070	23.822985	6,217.919	19.741624	0.000	12/31/06
19.459486	530,733.841	19.956509	5,226.294	16.504310	0.000	12/31/05
Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
15.127068	549,921.243	15.297214	12,922.494	15.411252	0	12/31/14
14.025444	593,591.602	14.140141	12,289.555	14.216820	0.000	12/31/13
10.461220	669,292.355	10.514778	12,246.413	10.550499	0.000	12/31/12
8.899027	788,946.970	8.917305	11,301.176	8.929467	0.000	12/31/11
Invesco V.I. Core Equity Fund -Series I Shares (Inception Date 5/1/2006)
16.310261	333,757.874	16.746716	2,071.600	17.042920	0.000	12/31/14
15.295791	413,576.950	15.657419	2,035.538	15.902231	0.000	12/31/13
12.002368	476,803.908	12.248855	3,349.548	12.415307	0.000	12/31/12
10.689653	548,698.728	10.875898	3,343.527	11.001352	0.000	12/31/11
10.848006	619,908.793	11.003568	4,671.523	11.108093	0.000	12/31/10
10.042331	638,170.693	10.155438	5,046.866	10.231256	0.000	12/31/09
7.938572	737,379.930	8.003616	5,312.221	8.047095	0.000	12/31/08
11.525903	807,450.262	11.584894	4,107.964	11.624216	0.000	12/31/07
10.812798	946,182.515	10.834974	3,675.733	10.849709	0.000	12/31/06
Invesco V.I. Diversified Dividend Fund -Series I Shares (Inception Date 5/1/2001)
15.373433	77,348.609	15.546330	602.944	15.662207	0.000	12/31/14
13.819067	85,781.764	13.932071	514.308	14,007.617	0.000	12/31/13
10.695708	78,953.087	10.750457	411.372	10.786972	0.000	12/31/12
9.137312	82,836.989	9.156070	307.180	9.168547	0.000	12/31/11
5.552872	156,743.557	5.717504	324.287	5.829679	0.000	12/31/10
5.105057	166,863.342	5.240456	320.689	5.332510	0.000	12/31/09
4.063096	166,382.593	4.158185	2,546.957	4.222670	0.000	12/31/08
10.161746	160,195.947	10.367656	1,986.127	10.506972	0.000	12/31/07
13.250780	177,386.400	13.477974	2,490.821	13.631352	0.000	12/31/06
11.540835	198,663.153	11.703172	1,383.076	11.812566	0.000	12/31/05
Invesco V.I. Global Health Care Fund -Series I Shares (Inception Date 5/1/2001)
22.720334	185,802.251	23.679662	550.728	24.339611	0.000	12/31/14
19.255552	195,336.043	20.007688	550.739	20.523846	0.000	12/31/13
13.895436	211,794.810	14.394421	550.739	14.736027	0.000	12/31/12
11.657407	230,720.226	12.039189	605.538	12.299936	0.000	12/31/11
11.373404	252,316.572	11.710286	983.143	11.939834	0.000	12/31/10
10.955003	274,749.744	11.245254	904.173	11.442574	0.000	12/31/09
8.702188	313,750.756	8.905665	1,193.409	9.043659	0.000	12/31/08
12.365170	335,033.531	12.615701	1,151.691	12.785234	0.000	12/31/07
11.212446	367,788.244	11.404707	1,104.143	11.534535	0.000	12/31/06
10.805644	405,402.095	10.957652	948.050	11.060091	0.000	12/31/05
Invesco V.I. High Yield Fund -Series I Shares (Inception Date 7/15/1997)
17.849906	133,047.815	18.439012	216.334	18.840766	0.000	12/31/14
17.796241	141,076.361	18.327761	208.149	18.689340	0.000	12/31/13
16.866905	142,423.197	17.317952	390.262	17.624013	0.000	12/31/12
14.600221	157,990.732	14.944921	352.137	15.178226	0.000	12/31/11
14.665988	178,635.311	14.966783	320.571	15.169859	0.000	12/31/10
13.096510	205,734.182	13.324556	212.978	13.478143	0.000	12/31/09
8.693381	215,192.913	8.817948	199.476	8.901628	0.000	12/31/08
11.866015	246,721.437	11.999364	304.725	12.088721	0.000	12/31/07
11.887590	336,558.419	11.984482	257.915	12.049249	0.000	12/31/06
10.886907	350,885.548	10.942429	230.396	10.979447	0.000	12/31/05
Invesco V.I. Mid Cap Growth Fund-Series I (Inception Date 5/1/2012)
14.073889	676,946.467	14.189135	15,062.312	14.266140	0.000	12/31/14
13.211916	757,880.351	13.279646	14,238.945	13.324790	0.000	12/31/13
9.779536	815,554.470	9.799848	14,349.911	9.813349	0.000	12/31/12

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Invesco V.I. Small Cap Equity Fund -Series I Shares (Inception Date 12/1/2004)
20.124852	167,038.832	20.751973	197.770	21.178964	0.000	12/31/14
19.939934	183,064.250	20.498848	238.178	20.878426	0.000	12/31/13
14.711363	208,253.920	15.077854	179.356	15.326111	0.000	12/31/12
13.101043	256,379.488	13.386439	120.842	13.579267	0.000	12/31/11
13.383892	236,908.714	13.634006	1,679.531	13.802550	0.000	12/31/10
10.560052	233,790.333	10.724769	2,147.285	10.835495	0.000	12/31/09
8.830277	221,619.162	8.940764	2,135.677	9.014858	0.000	12/31/08
13.038707	199,548.559	13.161563	2,251.030	13.243751	0.000	12/31/07
12.572746	59,594.167	12.652463	552.133	12.705655	0.000	12/31/06
10.857407	15,527.249	10.893167	559.580	10.916974	0.000	12/31/05
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
35.040050	1,086,286.624	36.932463	4,389.384	29.744435	0.000	12/31/14
32.751293	1,208,062.460	34.415303	4,522.081	27.661302	0.000	12/31/13
27.644471	1,306,046.946	28.960867	6,896.121	23.230386	0.000	12/31/12
24.678000	1,444,863.868	25.774254	7,375.211	20.632400	0.000	12/31/11
24.624243	1,714,139.143	25.640208	8,743.804	20.483807	0.000	12/31/10
23.041572	1,889,388.689	23.919450	8,415.042	19.070596	0.000	12/31/09
18.563244	2,106,521.139	19.212030	10,499.537	15.286575	0.000	12/31/08
22.371024	2,407,948.228	23.082360	9,247.980	18.328937	0.000	12/31/07
20.527683	2,849,443.225	21.115777	10,256.899	16.733348	0.000	12/31/06
18.802986	3,224,954.488	19.283124	11,389.809	15.250326	0.000	12/31/05
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
34.129797	449,247.759	35.973967	4,354.344	29.004635	0.000	12/31/14
30.762138	508,249.496	32.325927	4,884.457	26.010806	0.000	12/31/13
23.567783	547,374.229	24.690729	7,027.066	19.827187	0.000	12/31/12
20.380175	598,482.932	21.286103	7,006.154	17.058564	0.000	12/31/11
20.966800	671,167.587	21.832445	9,872.960	17.461185	0.000	12/31/10
16.896627	773,505.725	17.540879	10,917.383	14.000626	0.000	12/31/09
11.832549	844,041.239	12.246416	11,363.637	9.755020	0.000	12/31/08
21.325158	959,193.271	22.003604	11,623.480	17.491664	0.000	12/31/07
17.723408	1,111,731.741	18.231471	15,635.292	14.463654	0.000	12/31/06
15.820887	1,192,692.579	16.225130	18,154.900	12.846067	0.000	12/31/05
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
20.122905	635,797.972	21.097210	3,552.583	21.770105	0.000	12/31/14
18.769594	708,645.861	19.618655	4,437.772	20.203562	0.000	12/31/13
14.506123	802,313.680	15.116322	4,618.959	15.535622	0.000	12/31/12
11.850045	871,789.682	12.310863	5,220.827	12.626715	0.000	12/31/11
12.880192	1,049,746.282	13.340517	5,354.461	13.655240	0.000	12/31/10
12.237077	1,142,119.314	12.635964	7,534.795	12.908012	0.000	12/31/09
8.481186	1,176,081.761	8.731075	6,784.900	8.901070	0.000	12/31/08
15.402418	1,180,450.358	15.807816	6,304.616	16.082905	0.000	12/31/07
11.403714	1,272,789.383	11.668168	6,914.755	11.847172	0.000	12/31/06
10.576925	1,421,322.533	10.789432	8,924.998	10.932929	0.000	12/31/05
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
21.336089	634,922.893	22.488724	3,241.976	18.491158	0.000	12/31/14
19.150539	727,456.514	20.123843	3,246.016	16.513302	0.000	12/31/13
14.901656	831,345.772	15.611510	4,620.044	12.784744	0.000	12/31/12
12.745249	938,110.836	13.311670	4,547.782	10.879249	0.000	12/31/11
13.649497	1,051,736.558	14.212905	5,323.782	11.592421	0.000	12/31/10
12.088320	1,152,693.064	12.549112	6,194.177	10.214771	0.000	12/31/09
8.991468	1,287,933.053	9.305880	7,518.771	7.559562	0.000	12/31/08
15.128819	1,451,223.867	15.610044	7,515.669	12.654990	0.000	12/31/07
13.332590	1,661,699.848	13.714717	8,850.842	11.095916	0.000	12/31/06
12.140136	1,816,341.463	12.450279	12,118.207	10.052654	0.000	12/31/05
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
26.387645	557,774.261	27.813167	9,077.831	23.026476	0.000	12/31/14
30.368250	598,121.570	31.911520	8,228.210	26.366161	0.000	12/31/13
26.884279	691,417.785	28.164764	10,314.591	23.223589	0.000	12/31/12
24.031504	779,936.822	25.099252	9,472.303	20.653928	0.000	12/31/11
35.931621	883,475.809	37.414177	9,276.508	30.725675	0.000	12/31/10
29.081634	983,173.085	30.189779	10,697.900	24.742872	0.000	12/31/09

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
16.426264	1,076,456.667	17.000439	11,248.267	13.905104	0.000	12/31/08
34.791646	1,193,428.967	35.897704	8,914.364	29.302067	0.000	12/31/07
27.500771	1,183,279.918	28.288499	12,357.534	23.044141	0.000	12/31/06
18.969977	966,575.134	19.454325	10,632.810	15.815871	0.000	12/31/05
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
18.524574	263,086.062	19.525049	6,579.573	18.736741	0.000	12/31/14
17.419293	317,604.080	18.304351	6,181.491	17.529915	0.000	12/31/13
17.722742	373,704.364	18.566669	6,034.862	17.745274	0.000	12/31/12
16.425104	438,941.370	17.154729	5,407.690	16.362570	0.000	12/31/11
15.767295	498,734.935	16.417846	5,244.200	15.628239	0.000	12/31/10
14.924840	558,865.908	15.493462	4,606.681	14.718576	0.000	12/31/09
13.805232	633,167.502	14.287712	4,309.288	13.545767	0.000	12/31/08
15.593051	790,109.961	16.088872	3,609.600	15.222548	0.000	12/31/07
14.997858	934,853.788	15.427535	4,516.328	14.567237	0.000	12/31/06
14.663212	1,031,163.550	15.037636	4,510.157	14.170531	0.000	12/31/05
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
16.017087	68,601.739	16.395445	147.231	16.651544	0.000	12/31/14
15.931061	71,334.305	16.257860	125.333	16.478506	0.000	12/31/13
11.751763	119,005.736	11.956464	508.836	12.094321	0.000	12/31/12
10.966476	145,923.088	11.123435	474.836	11.228868	0.000	12/31/11
11.974622	79,274.644	12.109183	438.289	12.199353	0.000	12/31/10
9.178449	89,948.195	9.253450	438.289	9.303582	0.000	12/31/09
5.904344	47,092.588	5.934535	363.377	5.954656	0.000	12/31/08
11.249638	24,266.882	11.272627	46.682	11.287901	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
45.756354	199,452.591	48.228074	3,345.175	47.020851	0.000	12/31/14
35.773176	223,162.546	37.591278	3,255.364	36.576503	0.000	12/31/13
35.551082	257,201.976	37.244450	3,695.376	36.165942	0.000	12/31/12
31.128766	275,350.847	32.512010	3,613.931	31.506582	0.000	12/31/11
29.805360	300,625.243	31.035542	3,459.344	30.015256	0.000	12/31/10
23.259087	317,774.229	24.145689	3,177.397	23.304908	0.000	12/31/09
18.378595	350,079.782	19.021158	5,062.382	18.321747	0.000	12/31/08
30.015533	439,009.316	30.969853	4,628.248	29.770452	0.000	12/31/07
36.711245	617,880.841	37.762738	6,918.700	36.226614	0.000	12/31/06
26.969864	638,271.701	27.658464	6,314.368	26.480086	0.000	12/31/05
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
16.884002	121,151.283	17.410036	1,556.657	17.768332	0.000	12/31/14
14.837432	134,160.760	15.253278	1,402.590	15.535807	0.000	12/31/13
11.598687	144,156.056	11.887585	1,265.355	12.083367	0.000	12/31/12
10.308821	164,924.900	10.533356	972.095	10.685143	0.000	12/31/11
10.576448	215,170.664	10.774077	801.288	10.907333	0.000	12/31/10
9.803405	256,120.266	9.956301	451.380	10.059128	0.000	12/31/09
6.879768	231,588.838	6.965871	1,178.186	7.023626	0.000	12/31/08
12.807951	209,919.379	12.928631	1,621.643	13.009370	0.000	12/31/07
11.380578	206,005.347	11.452745	1,085.611	11.500898	0.000	12/31/06
10.691883	85,720.169	10.727101	453.514	10.750537	0.000	12/31/05
Oppenheimer Conservative Balanced Fund (formerly Capital Income )/VA-Non-Service Series (Inception Date 12/1/2004)
11.537132	101,677.420	11.896624	150.558	12.141438	0.000	12/31/14
10.814413	109,115.932	11.117525	150.558	11.323436	0.000	12/31/13
9.691634	124,751.493	9.933039	255.080	10.096615	0.000	12/31/12
8.750125	134,854.577	8.940715	315.357	9.069530	0.000	12/31/11
8.810674	144,447.330	8.975312	228.835	9.086306	0.000	12/31/10
7.913698	172,651.262	8.037124	200.415	8.120120	0.000	12/31/09
6.584545	185,839.541	6.666936	2,649.655	6.722201	0.000	12/31/08
11.814395	264,436.247	11.925723	3,049.914	12.000204	0.000	12/31/07
11.545935	284,653.565	11.619151	2,173.335	11.668021	0.000	12/31/06
10.535194	293,699.326	10.569900	1,006.485	10.593011	0.000	12/31/05
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
17.875277	133,001.323	18.432091	11,125.913	18.811341	0.000	12/31/14
16.376301	149,702.213	16.835166	10,452.741	17.146911	0.000	12/31/13
12.603989	203,758.852	12.917857	10,313.663	13.130563	0.000	12/31/12

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.938382	233,060.022	11.176588	8,860.484	11.337606	0.000	12/31/11
11.094979	209,672.563	11.302261	7,668.478	11.442021	0.000	12/31/10
9.691422	190,755.847	9.842547	5,501.973	9.944190	0.000	12/31/09
7.661801	169,948.768	7.757647	5,434.999	7.821946	0.000	12/31/08
12.629722	217,168.911	12.748689	2,639.277	12.828298	0.000	12/31/07
12.267378	188,104.597	12.345144	2,240.578	12.397044	0.000	12/31/06
10.816022	161,384.797	10.851650	1,136.259	10.875367	0.000	12/31/05
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
13.575379	196,998.820	13.998243	1,761.758	14.286224	0.000	12/31/14
13.354110	244,655.406	13.728272	1,549.691	13.982446	0.000	12/31/13
14.918978	329,750.940	15.290396	1,968.057	15.542069	0.000	12/31/12
13.912909	371,829.090	14.215772	1,750.068	14.420485	0.000	12/31/11
12.634272	431,883.399	12.870229	1,891.973	13.029325	0.000	12/31/10
11.852373	424,389.110	12.037094	1,462.297	12.161328	0.000	12/31/09
10.153005	379,477.577	10.279969	2,772.903	10.365146	0.000	12/31/08
11.079101	207,278.006	11.183495	2,829.432	11.253355	0.000	12/31/07
10.154210	212,006.902	10.218623	4,352.416	10.261614	0.000	12/31/06
10.224854	240,401.144	10.258560	2,314.795	10.280983	0.000	12/31/05
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
15.186995	326,594.488	15.660070	16,257.204	15.982244	0.000	12/31/14
14.770110	372,789.364	15.183974	14,959.527	15.465097	0.000	12/31/13
15.279607	437,458.142	15.660052	13,507.840	15.917825	0.000	12/31/12
14.139882	453,654.585	14.447732	11,199.441	14.655787	0.000	12/31/11
13.840269	553,959.718	14.098775	10,277.047	14.273055	0.000	12/31/10
12.982892	470,047.023	13.185247	7,727.755	13.321331	0.000	12/31/09
11.542860	423,985.467	11.687201	5,599.654	11.784016	0.000	12/31/08
11.170817	238,092.027	11.276074	2,086.449	11.346509	0.000	12/31/07
10.417487	207,153.358	10.483551	1,880.102	10.527660	0.000	12/31/06
10.173284	199,476.486	10.206803	453.274	10.229129	0.000	12/31/05
Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
9.898727	191,584.808	10.132569	7,669.300	10.290891	0.000	12/31/14
11.296890	156,645.428	11.528622	7,039.332	11.685127	0.000	12/31/13
9.317125	118,926.202	9.479396	8,545.848	9.588726	0.000	12/31/12
7.992835	109,755.477	8.107234	7,085.714	8.184119	0.000	12/31/11
9.070806	119,643.525	9.172728	6,044.173	9.241057	0.000	12/31/10
8.486115	104,462.210	8.555439	4,496.982	8.601793	0.000	12/31/09
6.280197	71,522.023	6.312285	2,735.993	6.333687	0.000	12/31/08
10.683643	40,534.202	10.705462	798.561	10.719983	0.000	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
12.157421	34,837.379	12.444515	98.846	12.638876	0.000	12/31/14
11.767710	38,218.022	12.009035	98.844	12.171988	0.000	12/31/13
10.812803	41,913.564	11.001046	1,673.142	11.127851	0.000	12/31/12
9.750608	50,683.369	9.890095	1,394.068	9.983808	0.000	12/31/11
9.736952	52,637.163	9.846354	1,094.510	9.919646	0.000	12/31/10
8.853895	71,047.736	8.926219	789.876	8.974543	0.000	12/31/09
7.460428	46,470.538	7.498538	4,307.481	7.523944	0.000	12/31/08
10.007599	17,496.921	10.028056	1,962.408	10.041657	0.000	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
11.649085	36,607.329	11.924213	224.306	12.110422	0.000	12/31/14
11.239207	41,011.112	11.469729	263.684	11.625354	0.000	12/31/13
10.157895	33,150.161	10.334764	263.684	10.453884	0.000	12/31/12
9.139184	35,659.897	9.269945	314.492	9.357790	0.000	12/31/11
9.244323	28,997.460	9.348177	314.492	9.417778	0.000	12/31/10
8.378892	23,545.507	8.447325	352.060	8.493070	0.000	12/31/09
7.054421	10,980.789	7.090459	16,457.335	7.114485	0.000	12/31/08
9.970642	8,817.01	9.991008	6,305.373	10.004555	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
11.116414	25,182.455	11.378982	1,006.378	11.556651	0.000	12/31/14
10.697369	27,515.820	10.916796	1,088.762	11.064889	0.000	12/31/13
9.436155	34,919.240	9.600483	1,317.426	9.711121	0.000	12/31/12
8.388909	40,371.374	8.508957	1,317.426	8.589580	0.000	12/31/11

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
8.653185	29,961.078	8.750422	1,606.527	8.815564	0.000	12/31/10
7.790364	27,324.342	7.854013	1,674.880	7.896532	0.000	12/31/09
6.535932	20,882.706	6.569332	15,141.054	6.591588	0.000	12/31/08
9.921001	3,691.070	9.941273	4,746.712	9.954751	0.000	12/31/07

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
American Century VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
10.830250	862.040	10.845262	0.000	12/31/14
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
16.816791	9,035.135	17.162201	0.000	12/31/14
15.042053	9,459.965	15.320112	0.000	12/31/13
11.563002	5,635.675	11.753052	0.000	12/31/12
10.029814	3,584.109	10.174045	0.000	12/31/11
10.013853	393.296	10.137454	0.000	12/31/10
9.110166	276.061	9.204074	0.000	12/31/09
7.661835	212.809	7.725233	701.696	12/31/08
12.334045	161.673	12.410921	679.354	12/31/07
12.613437	125.863	12.666366	582.549	12/31/06
10.613037	0.000	10.636196	0.000	12/31/05
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
24.967893	8,684.600	25.480689	0.000	12/31/14
21.651433	8,069.327	22.051658	0.000	12/31/13
16.799792	6,345.659	17.075915	0.000	12/31/12
14.580948	3,634.414	14.790617	0.000	12/31/11
14.823288	491.989	15.006232	0.000	12/31/10
12.549202	0.000	12.678538	0.000	12/31/09
9.749980	0.000	9.830643	5,700.671	12/31/08
13.012035	0.000	13.093148	5,045.823	12/31/07
13.447669	0.000	13.504095	4,798.742	12/31/06
11.285315	0.000	11.309936	23.011	12/31/05
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
17.911967	3,740.186	18.279840	0.000	12/31/14
16.440460	3,376.867	16.744346	0.000	12/31/13
12.108775	2,630.147	12.307796	0.000	12/31/12
10.731230	2,115.876	10.885540	0.000	12/31/11
10.719593	399.260	10.851898	0.000	12/31/10
9.322807	399.260	9.418897	0.000	12/31/09
6.999024	297.949	7.056941	1,917.709	12/31/08
12.075286	130.840	12.150573	1,876.658	12/31/07
10.074375	485.952	10.116676	1,630.132	12/31/06
10.515180	411.819	10.538120	4.188	12/31/05
Deutsche Small Cap Index VIP (formerly DWS Small Cap Index VIP) Fund-Class A (Inception Date 5/1/1999)
27.705078	2,862.239	28.588274	0.000	12/31/14
26.704368	2,715.143	27.500186	0.000	12/31/13
19.446511	2,386.295	19.985765	0.000	12/31/12
16.889302	1,786.098	17.322538	0.000	12/31/11
17.838550	540.504	18.259363	0.000	12/31/10

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
14.248812	327.071	14.555630	0.000	12/31/09
11.365292	232.865	11.586652	1,054.740	12/31/08
17.418714	103.383	17.722014	1,126.528	12/31/07
17.926929	73.897	18.202156	1,003.543	12/31/06
15.404037	57.528	15.609142	832.924	12/31/05
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
16.065283	4,764.922	16.315724	0.000	12/31/14
14.512605	4,330.179	14.709183	0.000	12/31/13
10.877464	3,153.542	11.002632	0.000	12/31/12
9.202542	2,825.885	9.289612	0.000	12/31/11
9.272177	0.000	9.341095	0.000	12/31/10
7.374033	0.000	7.413912	0.000	12/31/09
5.501304	0.000	5.519921	0.000	12/31/08
9.326448	0.000	9.339073	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
20.893838	2,566.640	21.322979	0.000	12/31/14
19.746873	2,271.775	20.111897	0.000	12/31/13
15.011755	1,302.878	15.258498	0.000	12/31/12
13.108589	1,504.317	13.297094	0.000	12/31/11
14.350654	906.463	14.527757	0.000	12/31/10
11.150653	818.657	11.265584	0.000	12/31/09
7.139993	786.393	7.199074	2,486.816	12/31/08
12.256148	568.074	12.332559	2,613.785	12/31/07
10.786066	493.194	10.831351	2,499.762	12/31/06
10.439369	20.730	10.462156	2.095	12/31/05
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
20.509527	937.748	17.080792	0.000	12/31/14
18.251125	853.221	15.169359	0.000	12/31/13
13.715738	752.452	11.376857	0.000	12/31/12
12.367091	631.853	10.237435	0.000	12/31/11
12.374074	500.964	10.222652	0.000	12/31/10
10.880630	0.000	8.970781	0.000	12/31/09
8.212751	0.000	6.757562	4,055.249	12/31/08
12.644827	0.000	10.383292	3,703.507	12/31/07
11.844662	0.000	9.706556	2,857.136	12/31/06
10.950470	0.000	8.955771	1,847.923	12/31/05
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
24.865276	14,887.337	20.379341	0.000	12/31/14
22.132579	13,737.827	18.103140	0.000	12/31/13
16.924374	8,913.129	13.815304	0.000	12/31/12
14.763987	7,607.883	12.027414	0.000	12/31/11
14.630486	6,314.989	11.894730	0.000	12/31/10
12.862112	4,483.990	10.436006	0.000	12/31/09
10.278672	3,454.321	8.323078	18,120.086	12/31/08
16.509660	1,009.877	13.341516	18,424.198	12/31/07
15.836519	532.986	12.771644	14,298.329	12/31/06
13.842665	537.406	11.141253	12,717.488	12/31/05
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
24.396672	4,276.221	20.196660	0.000	12/31/14
22.786800	4,112.458	18.825976	0.000	12/31/13
18.996453	3,838.950	15.662905	0.000	12/31/12
17.368050	2,656.358	14.291295	0.000	12/31/11
16.084677	75.249	13.208700	0.000	12/31/10
14.082019	53.885	11.540874	0.000	12/31/09
11.600224	30.664	9.487800	5,763.693	12/31/08
16.624757	17.568	13.569868	6,332.276	12/31/07
15.667624	0.000	12.762733	5,348.565	12/31/06
13.579785	0.000	11.039795	3,200.889	12/31/05
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
21.100324	1,444.101	19.738157	0.000	12/31/14
19.352985	1,455.617	18.067184	0.000	12/31/13
14.284381	735.182	13.308518	0.000	12/31/12
12.214396	704.263	11.356918	0.000	12/31/11
12.685752	4.044	11.771488	0.000	12/31/10

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.798137	4.044	9.999775	0.000	12/31/09
8.465028	4.044	7.823392	6,935.623	12/31/08
14.342553	4.044	13.228581	6,647.698	12/31/07
13.353024	0.000	12.290990	6,284.037	12/31/06
11.772215	0.000	10.814168	4,573.316	12/31/05
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.225682	49,281.981	1.216201	0.000	12/31/14
1.235177	44,726.980	1.223810	0.000	12/31/13
1.244672	34,550.351	1.231419	0.000	12/31/12
1.254221	22,403.491	1.239069	0.000	12/31/11
1.263611	15,198.019	1.246579	0.000	12/31/10
1.272974	11,666.616	1.254056	0.000	12/31/09
1.281179	3,284.131	1.260375	65,266.763	12/31/08
1.265595	7.177	1.242900	105,591.754	12/31/07
1.227578	0.000	1.202985	79,903.634	12/31/06
1.192295	0.000	1.165821	74,816.781	12/31/05
Dreyfus VIF Opportunistic Small Cap Portfolio -Initial Shares (Inception Date 7/15/1997)
20.920413	1,137.138	20.197415	0.000	12/31/14
20.789513	806.254	20.030631	0.000	12/31/13
14.129250	239.222	13.586117	0.000	12/31/12
11.832216	608.696	11.354370	0.000	12/31/11
13.865307	565.947	13.278593	0.000	12/31/10
10.673474	594.992	10.201279	0.000	12/31/09
8.549692	644.201	8.155005	5,902.659	12/31/08
13.831817	635.120	13.166567	4,504.824	12/31/07
15.701713	516.548	14.916250	4,478.428	12/31/06
15.276001	459.556	14.482701	4,245.206	12/31/05
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
12.321907	16,080.325	12.513972	0.000	12/31/14
11.903144	13,588.433	12.064351	0.000	12/31/13
10.743106	10,673.266	10.866702	0.000	12/31/12
9.788226	7,632.280	9.880813	0.000	12/31/11
9.970363	2,636.256	10.044460	0.000	12/31/10
9.017101	1,018.156	9.065855	0.000	12/31/09
7.616827	0.000	7.642594	447.796	12/31/08
10.124902	0.000	10.138600	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.999347	4,674.011	12.186368	0.000	12/31/14
11.788240	4,366.463	11.947875	0.000	12/31/13
11.603815	3,142.103	11.737266	0.000	12/31/12
11.135492	1,875.587	11.240776	0.000	12/31/11
10.899571	416.864	10.980529	0.000	12/31/10
10.344203	152.048	10.400078	0.000	12/31/09
9.645794	0.000	9.678378	21.697	12/31/08
10.363409	0.000	10.377428	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
12.063926	23,995.485	12.252048	0.000	12/31/14
11.646826	24,988.645	11.804625	0.000	12/31/13
10.089265	29,541.369	10.205374	0.000	12/31/12
9.021307	23,401.801	9.106671	0.000	12/31/11
9.455443	19,638.562	9.525739	0.000	12/31/10
8.383881	10,991.398	8.429220	0.000	12/31/09
6.790527	4,389.235	6.813495	0.000	12/31/08
10.025519	0.000	10.039091	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
12.099799	9,974.289	12.288426	0.000	12/31/14
11.825199	9,992.380	11.985363	0.000	12/31/13
11.123004	24,783.846	11.250959	0.000	12/31/12
10.411042	20,552.580	10.509501	0.000	12/31/11
10.397817	15,416.848	10.475074	0.000	12/31/10
9.641793	14,836.552	9.693892	0.000	12/31/09
8.591886	18.461	8.620923	0.000	12/31/08
10.224263	0.000	10.238098	0.000	12/31/07

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Invesco V.I. American Value Fund-Series I (Inception Date 7/15/1997)
42.072790	2,244.343	35.378771	0.000	12/31/14
38.702592	2,002.222	32.479282	0.000	12/31/13
29.101539	1,890.713	24.372946	0.000	12/31/12
25.047366	1,733.768	20.935093	0.000	12/31/11
25.056260	1,452.874	20.900465	0.000	12/31/10
20.693868	1,127.798	17.226911	0.000	12/31/09
15.008140	726.316	12.468605	4,468.885	12/31/08
25.808634	396.489	21.398137	3,948.681	12/31/07
24.162157	0.000	19.992502	3,602.634	12/31/06
20.210094	0.000	16.688897	2,736.473	12/31/05
Invesco V.I. Comstock Fund-Series I (Inception Date 7/15/1997)
15.382713	7,248.743	15.497188	0.000	12/31/14
14.197646	6,818.750	14.274509	0.000	12/31/13
10.541572	5,859.891	10.577320	0.000	12/31/12
8.926428	5,085.235	8.938577	0.000	12/31/11
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
16.968526	2,416.172	17.268113	0.000	12/31/14
15.840787	2,221.236	16.088017	0.000	12/31/13
12.373554	2,484.698	12.541402	0.000	12/31/12
10.969906	2,476.624	11.096219	0.000	12/31/11
11.081917	141.577	11.187000	0.000	12/31/10
10.212277	120.484	10.288379	0.000	12/31/09
8.036226	61.410	8.079812	245.999	12/31/08
11.614400	15.286	11.653774	559.770	12/31/07
10.846037	0.000	10.860776	481.069	12/31/06
Invesco V.I. Diversified Dividend Growth Fund-Series I Shares (Inception Date 5/1/2001)
15.633236	2,964.503	15.749527	0.000	12/31/14
13.988754	3,230.947	14.064464	0.000	12/31/13
10.777863	512.350	10.814396	0.000	12/31/12
9.165439	329.924	9.177911	0.000	12/31/11
5.801496	445.947	5.915234	0.000	12/31/10
5.309402	340.535	5.402611	0.000	12/31/09
4.206499	222.160	4.271711	825.928	12/31/08
10.472081	148.794	10.612748	627.399	12/31/07
13.592983	112.573	13.747660	2,974.384	12/31/06
11.785233	75.651	11.895426	2,656.644	12/31/05
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
24.173229	5,128.788	24.846232	0.000	12/31/14
20.393828	5,066.877	20.919426	0.000	12/31/13
14.650040	1,975.991	14.997396	0.000	12/31/12
12.234356	2,044.352	12.499101	0.000	12/31/11
11.882155	1,088.089	12.114896	0.000	12/31/10
11.393028	920.626	11.592819	0.000	12/31/09
9.009033	716.591	9.148575	10,120.141	12/31/08
12.742728	452.451	12.913941	10,174.312	12/31/07
11.502013	305.222	11.632963	9,669.402	12/31/06
11.034447	202.797	11.137654	7,840.922	12/31/05
Invesco V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
18.739678	6,071.367	19.147291	0.000	12/31/14
18.598430	5,643.650	18.964714	0.000	12/31/13
17.547102	5,783.246	17.856691	0.000	12/31/12
15.119626	1,434.066	15.355274	0.000	12/31/11
15.118875	429.175	15.323693	0.000	12/31/10
13.439612	368.140	13.594280	0.000	12/31/09
8.880649	301.264	8.964798	167.430	12/31/08
12.066339	232.319	12.156051	844.287	12/31/07
12.033030	176.048	12.097966	896.818	12/31/06
10.970185	115.761	11.007248	1,138.551	12/31/05
Invesco V.I. Mid Cap Growth Fund -Series I Shares (Inception Date 12/1/2004)
14.246876	8,895.133	14.324071	0.000	12/31/14
13.313508	8,343.926	13.358693	0.000	12/31/13
9.809977	7,635.219	9.823474	0.000	12/31/12

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
21.071586	3,598.137	21.504429	0.000	12/31/14
20.783040	3,356.473	21.167256	0.000	12/31/13
15.263779	2,468.976	15.514695	0.000	12/31/12
13.530893	1,047.560	13.725491	0.000	12/31/11
13.760300	404.592	13.930148	0.000	12/31/10
10.807756	371.211	10.919176	0.000	12/31/09
8.996308	250.577	9.070753	4,969.919	12/31/08
13.223189	83.231	13.305633	4,703.400	12/31/07
12.692358	0.000	12.745634	447.990	12/31/06
10.911028	0.000	10.934828	0.000	12/31/05
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
37.914925	9,638.052	30.489374	0.000	12/31/14
35.277339	8,889.454	28.311259	0.000	12/31/13
29.641370	4,520.706	23.740350	0.000	12/31/12
26.339751	1,783.195	21.053342	0.000	12/31/11
26.163193	1,331.683	20.870220	0.000	12/31/10
24.370407	289.077	19.401026	0.000	12/31/09
19.544625	150.770	15.527985	6,319.822	12/31/08
23.446278	130.164	18.590184	5,626.001	12/31/07
21.416039	38.089	16.946087	6,565.836	12/31/06
19.527811	39.724	15.420964	4,291.048	12/31/05
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
36.930852	3,905.629	29.731095	0.000	12/31/14
33.135553	3,925.458	26.622028	0.000	12/31/13
25.270845	2,249.531	20.262477	0.000	12/31/12
21.753081	922.766	17.406617	0.000	12/31/11
22.277708	362.170	17.790608	0.000	12/31/10
17.871563	311.037	13.243244	0.000	12/31/09
12.458395	244.854	9.909087	2,430.325	12/31/08
22.350394	223.145	17.740916	2,835.597	12/31/07
18.490639	198.823	14.647491	2,928.081	12/31/06
16.430939	174.191	12.989749	2,276.876	12/31/05
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
21.601115	2,292.793	22.289524	0.000	12/31/14
20.056834	2,046.214	20.654375	0.000	12/31/13
15.430571	1,291.436	15.858317	0.000	12/31/12
12.547680	1,178.264	12.869440	0.000	12/31/11
13.576596	979.346	13.896771	0.000	12/31/10
12.840126	290.186	13.116501	0.000	12/31/09
8.858714	264.996	9.031187	19,258.834	12/31/08
16.014480	249.918	16.293206	8,199.026	12/31/07
11.802739	238.337	11.983880	7,866.365	12/31/06
10.897390	224.632	11.042426	7,397.910	12/31/05
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
23.087439	3,891	18.954275	0.000	12/31/14
20.628340	3.892	16.901338	0.000	12/31/13
15.978674	3.892	13.065421	0.000	12/31/12
13.604019	3.892	11.101228	0.000	12/31/11
14.503094	3.892	11.811129	0.000	12/31/10
12.785966	3.892	10.391789	0.000	12/31/09
9.467180	3.892	7.678977	3,045.528	12/31/08
15.856446	3.892	12.835365	2,956.246	12/31/07
13.910006	0.000	11.236984	2,508.839	12/31/06
12.608502	0.000	10.165143	2,153.599	12/31/05
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
28.553140	10,440.688	23.603246	0.000	12/31/14
32.710883	9,239.060	26.985732	0.000	12/31/13
28.826598	8,726.240	23.733447	0.000	12/31/12
25.649952	7,488.175	21.075318	0.000	12/31/11
38.177207	4,371.495	31.305209	0.000	12/31/10
30.758924	3,020.438	25.171553	0.000	12/31/09
17.294734	2,196.968	14.124673	9,428.699	12/31/08
36.463478	426.772	29.719504	6,981.651	12/31/07
28.690648	56.867	23.336974	4,630.919	12/31/06
19.701127	56.867	15.992759	1,486.339	12/31/05

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
20.044656	6,597.114	19.205935	0.000	12/31/14
18.763025	6,914.737	17.941758	0.000	12/31/13
19.003105	5,533.684	18.134754	0.000	12/31/12
17.531258	3,502.313	16.696324	0.000	12/31/11
16.752885	2,502.390	15.922996	0.000	12/31/10
15.785713	1,556.323	14.973537	0.000	12/31/09
14.535198	1,053.994	13.759623	7,163.347	12/31/08
16.342712	2.990	15.439456	8,443.460	12/31/07
15.647093	0.000	14.752371	6,674.444	12/31/06
15.228624	0.000	14.329012	5,142.497	12/31/05
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
16.587250	4,824.577	16.845879	0.000	12/31/14
16.423162	4,632.611	16.645651	0.000	12/31/13
12.059774	2,814.203	12.198569	0.000	12/31/12
11.202473	1,603.986	11.308461	0.000	12/31/11
12.176797	128.432	12.267300	0.000	12/31/10
9.291050	28.841	9.341289	0.000	12/31/09
5.949633	21.247	5.969766	421.177	12/31/08
11.284097	0.688	11.299357	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
49.511686	3,372.636	48.198577	0.000	12/31/14
38.533446	3,404.647	37.436087	0.000	12/31/13
38.120131	2,517.330	36.959983	0.000	12/31/12
33.225818	1,376.924	32.149474	0.000	12/31/11
31.669046	804.593	30.581589	0.000	12/31/10
24.601334	716.093	23.708841	0.000	12/31/09
19.350719	454.136	18.611116	2,994.991	12/31/08
31.458353	214.591	30.194587	3,866.750	12/31/07
38.299964	185.446	36.686891	6,139.587	12/31/06
28.009655	166.868	26.776196	4,606.920	12/31/05
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
17.678184	5,552.158	18.041336	0.000	12/31/14
15.464775	5,289.502	15.750703	0.000	12/31/13
12.034178	4,609.739	12.232018	0.000	12/31/12
10.647028	3,943.625	10.800178	0.000	12/31/11
10.873899	3,144.986	11.008159	0.000	12/31/10
10.033347	2,109.767	10.136803	0.000	12/31/09
7.009156	1,311.073	7.067181	7,367.825	12/31/08
12.989159	199.412	13.070156	5,806.126	12/31/07
11.488852	0.000	11.537101	2,292.609	12/31/06
10.744687	0.000	10.768137	1,989.469	12/31/05
Oppenheimer Conservative Balanced Fund (formerly Capital Income) /VA-Non-Service Series (Inception Date 12/1/2004)
12.079889	3,455.789	12.327989	0.000	12/31/14
11.271706	3,268.556	11.480055	0.000	12/31/13
10.055540	3,228.875	10.220811	0.000	12/31/12
9.037210	2,741.025	9.167167	0.000	12/31/11
9.058486	2,216.532	9.170300	0.000	12/31/10
8.099333	1,591.194	8.182818	0.000	12/31/09
6.708361	946.650	6.763874	3,569.579	12/31/08
11.981564	461.906	12.056266	3,170.208	12/31/07
11.655797	21.039	11.704735	2,850.419	12/31/06
10.587241	21.039	10.610348	2,458.961	12/31/05
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
18.716022	7,260.277	19.100395	0.000	12/31/14
17.068639	7,723.212	17.384118	0.000	12/31/13
13.077203	6,400.271	13.292127	0.000	12/31/12
11.297248	5,456.021	11.459691	0.000	12/31/11
11.407016	4,485.181	11.547789	0.000	12/31/10
9.918750	3,212.104	10.020970	0.000	12/31/09
7.805867	1,847.892	7.870435	3,712.440	12/31/08
12.808410	32.319	12.888223	1,512.291	12/31/07
12.384076	0.000	12.436042	53.947	12/31/06
10.869450	0.000	10.893157	24.847	12/31/05

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.213831	7,940.273	14.505696	0.000	12/31/14
13.918604	7,110.120	14.175816	0.000	12/31/13
15.478914	6,831.624	15.733223	0.000	12/31/12
14.369148	4,133.483	14.575678	0.000	12/31/11
12.989457	1,677.856	13.149731	0.000	12/31/10
12.130221	105.835	12.255178	0.000	12/31/09
10.343841	0.000	10.429376	2,977.641	12/31/08
11.235886	0.000	11.305940	199.235	12/31/07
10.250872	0.000	10.293911	7.016	12/31/06
10.275393	0.000	10.297819	0.000	12/31/05
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
15.901249	57,309.353	16.237707	0.000	12/31/14
15.394474	60,481.448	15.688572	0.000	12/31/13
15.853109	53,491.942	16.123448	0.000	12/31/12
14.603585	21,810.821	14.822574	0.000	12/31/11
14.229361	10,999.898	14.413746	0.000	12/31/10
13.287246	5,122.936	13.432336	0.000	12/31/09
11.759784	3,422.084	11.864286	2,400.209	12/31/08
11.328898	71.404	11.406504	933.906	12/31/07
10.516640	0.000	10.567262	35.340	12/31/06
10.223567	0.000	10.252148	3.738	12/31/05
Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
10.251136	23,830.250	10.410970	0.000	12/31/14
11.645851	22,140.692	11.803608	0.000	12/31/13
9.561306	16,586.389	9.671336	0.000	12/31/12
8.164847	4,309.982	8.242100	0.000	12/31/11
9.223947	1,710.630	9.292489	0.000	12/31/10
8.590188	751.094	8.636630	0.000	12/31/09
6.328334	173.635	6.349740	1,740.206	12/31/08
10.716349	22.401	10.730846	1,186.991	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
12.590121	0.000	12.786339	0.000	12/31/14
12.131154	2,398.181	12.295412	0.000	12/31/13
11.096102	2,398.181	11.223712	0.000	12/31/12
9.960378	2,398.181	10.054550	0.000	12/31/11
9.901338	2,398.181	9.974875	0.000	12/31/10
8.962486	2,398.181	9.010889	0.000	12/31/09
7.517602	2,398.181	7.543013	0.000	12/31/08
10.038253	687.173	10.051838	0.000	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
12.063668	1,829.635	12.251737	0.000	12/31/14
11.586308	1,611.492	11.743245	0.000	12/31/13
10.424020	0.000	10.543953	0.000	12/31/12
9.335782	0.000	9.424093	0.000	12/31/11
9.400354	0.000	9.470219	0.000	12/31/10
8.481629	0.000	8.527480	0.000	12/31/09
7.108474	0.000	7.132525	314.799	12/31/08
10.001167	0.000	10.014711	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
11.512084	0.000	11.691551	0.000	12/31/14
11.027778	0.000	11.177140	0.000	12/31/13
9.683406	0.000	9.794817	0.000	12/31/12
8.569410	0.000	8.650467	0.000	12/31/11
8.799279	0.000	8.864666	0.000	12/31/10
7.885910	0.000	7.928539	0.000	12/31/09
6.586031	0.000	6.608316	506.673	12/31/08
9.951380	0.000	9.964857	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount for the past 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2014. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date. If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in Appendix C: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:

•	the dilution of Accumulation Unit Values or Portfolio net asset values

•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions

To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•     we have identified the Contract Owner as a person engaging in harmful trading practices; and

•     if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
Calamos Advisors Trust Calamos Growth and Income Portfolio	N/A	Calamos Advisors	Allocation: world allocation	April 30, 2012

Davis Variable Account Fund, Inc. Value Portfolio	N/A	Davis Selected Advisers Sub-Advisor: Davis Selected Advisers-NY	US equity large cap blend: large blend	April 30, 2015

Janus Aspen Series Global Research Portfolio	Institutional	Janus Capital Management LLC	Global equity: world stock	November 30, 2004

The Timothy Plan Variable Series Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Cautious allocation: conservative allocation	November 30, 2004

The Timothy Plan Variable Series Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Aggressive allocation: aggressive allocation	November 30, 2004

Expenses and Examples with Closed Portfolios

The information in this section supplements the Expense Tables section in the Prospectus, which does not reflect the operating expenses of the Closed Portfolios.

Table C: Total Annual Portfolio Operating Expenses. When the Closed Portfolios are included in Table C, the maximum total operating expenses increase as shown below and the maximum expenses are the expenses of the Timothy Plan Strategic Growth Variable Series.

	Minimum	Maximum
Without Closed Portfolios	0.27%	1.11%
With Closed Portfolios	0.27%	2.04%

Example. Below is an example that reflects this increase in the maximum Portfolio expenses.

Example C-1: Contract with Maximum Fund Operating Expenses (Timothy Plan Strategic Growth Variable Series)

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.04%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract, you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. Contingent deferred sales charges do not apply to this Contract. In this case, your costs would be:	$392	$1,247	$2,206	$5,134

Condensed Financial Information for Closed Subaccounts

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
13.255393	111,095.556	13.568448	186.752	13.780334	0.000	12/31/14
12.582472	122,133.087	12.840541	848.809	13.014759	0.000	12/31/13
10.963522	156,626.753	11.154431	845.823	11.282983	0.000	12/31/12
10.255741	193,925.031	10.402478	817.267	10.501048	0.000	12/31/11
10.599696	139,497.772	10.718782	914.186	10.798580	0.000	12/31/10
9.633554	118,358.600	9.712245	339.368	9.764828	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.067460	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.447519	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
12.181922	82,991.715	12.469726	3,152.521	12.664471	0.000	12/31/14
11.649064	95,678.915	11.888069	2,935.808	12.049389	0.000	12/31/13
8.854556	98,427.146	9.008815	2,927.853	9.112665	0.000	12/31/12
7.942116	121,657.376	8.055826	3,665.277	8.132179	0.000	12/31/11
8.405610	189,109.456	8.500108	3,635.663	8.563406	0.000	12/31/10
7.559947	190,658.865	7.621755	2,583.968	7.663033	0.000	12/31/09
5.845926	154,220.486	5.875823	945.382	5.895744	0.000	12/31/08
9.935864	36,509.854	9.956171	13.838	9.969667	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
18.179808	545,775.439	19.162019	2,445.450	15.138683	0.000	12/31/14
17.160519	592,217.870	18.032743	2,468.687	14.217772	0.000	12/31/13
13.551778	664,771.959	14.197374	6,775.661	11.171252	0.000	12/31/12
11.446628	732,998.451	11.955353	6,529.621	9.388051	0.000	12/31/11
13.458370	829,951.849	14.013887	6,397.044	10.982362	0.000	12/31/10
11.783409	902,705.882	12.232581	6,492.712	9.567083	0.000	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	7.010936	0.000	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
14.368777	171,593.195	14.931133	0.000	15.316898	0.000	12/31/14
14.204086	199,342.049	14.715168	0.000	15.064919	0.000	12/31/13
13.083891	190,575.158	13.513526	0.000	13.806822	0.000	12/31/12
12.311332	208,075.572	12.676785	0.000	12.925667	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.800088	0.000	12/31/10
11.051517	267,285.063	11.310713	13.208	11.486379	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.438349	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.934005	222,875.130	14.478810	0.000	14.852525	0.000	12/31/14
13.910727	249,517.020	14.410726	0.000	14.752865	0.000	12/31/13
11.940945	232,823.335	12.332598	0.000	12.599960	0.000	12/31/12
10.870014	257,828.180	11.192284	0.000	11.411746	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.958045	0.000	12/31/10
10.063779	347,592.943	10.299424	0.000	10.459135	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.151231	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
13.727121	12,983.143	13.941152	0.000	12/31/14
12.971041	12,312.111	13.146768	0.000	12/31/13
11.250751	16,591.726	11.380226	0.000	12/31/12
10.476349	7,856.256	10.575471	0.000	12/31/11
10.778592	1,804.667	10.858723	0.000	12/31/10
9.751667	0.000	9.804401	0.000	12/31/09
7.061494	0.000	7.085385	598.528	12/31/08
10.443994	0.000	10.458123	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/207)
12.615615	5,278.946	12.812268	0.000	12/31/14
12.008955	5,197.583	12.171591	0.000	12/31/13
9.086665	4,912.307	9.191199	0.000	12/31/12
8.113069	3,832.806	8.189820	0.000	12/31/11
8.547573	2,973.728	8.611097	0.000	12/31/10
7.652717	1,955.888	7.694089	0.000	12/31/09
5.890766	1,230.299	5.910695	1,612.196	12/31/08
9.966295	0.000	9.979785	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
19.671632	382.675	15.517847	0.000	12/31/14
18.484291	366.309	14.551878	0.000	12/31/13
14.530865	279.731	11.416525	0.000	12/31/12
12.217572	317.551	9.579617	0.000	12/31/11
14.299594	294.411	11.189554	0.000	12/31/10
12.463098	267.565	9.732872	0.000	12/31/09
9.137790	238.860	7.121653	3,191.505	12/31/08
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
15.219704	0.000	15.612460	0.000	12/31/14
14.976862	0.000	15.332434	0.000	12/31/13
13.733046	0.000	14.030797	0.000	12/31/12
12.863112	0.000	13.115406	0.000	12/31/11
12.744543	0.000	12.968410	0.000	12/31/10
11.442288	0.000	11.619853	0.000	12/31/09
9.406857	0.000	9.533610	2,295.238	12/31/08
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
14.758387	0.000	15.138803	0.000	12/31/14
14.666741	0.000	15.014514	0.000	12/31/13
12.532717	0.000	12.804079	0.000	12/31/12
11.356596	0.000	11.579021	0.000	12/31/11
11.906237	0.000	12.115037	0.000	12/31/10
10.419061	0.000	10.580473	0.000	12/31/09
8.124096	0.000	8.233353	277.991	12/31/08
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05

The above table gives year-end Accumulation Unit information for each Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2014. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2015 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Advantage® Contracts

Commodore Independence® Contracts

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2015, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2015, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is: Commodore Advantage® Contract 333-51971, Commodore Independence® Contract 333-51955, and Commodore Spirit® Contract 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

Our form numbers for the Riders are R1813307NW, R2010707NW, R2010807NW, R1813507NW, R2010907NW, and R2011007NW. These form numbers may vary by state.

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SUPPLEMENT TO EXPENSE TABLES

The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2015. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS

The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.95%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,192	$1,963	$2,758	$5,369
Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$392	$1,263	$2,258	$5,369

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SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS

The following information supplements the Examples section in the Commodore Independence® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.95%) are incurred.

	1 year	3 years	5 years	10 years
If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:	$402	$1,294	$2,311	$5,481

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS

The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.95%) are incurred.

Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,092	$1,763	$2,558	$5,369
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$392	$1,263	$2,258	$5,369

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses (0.95%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,118	$1,841	$2,693	$5,661
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$418	$1,341	$2,393	$5,661

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OVERVIEW

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?

The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:

•    4% if the Insured is under age 60

•    5% if the Insured is age 60 or older

The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the

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Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

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Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain Rider benefits.

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $	100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $	100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $	150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $	150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $	150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00 - ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

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Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

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Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

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If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

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Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Withdrawals

Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•	Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider. Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

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Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

The Commodore Advantage®

The Commodore Independence®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2015, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

• The Commodore Spirit® Contract	File Number 333-19725

• The Commodore Advantage® Contract	File Number 333-51971

• The Commodore Independence® Contract	File Number 333-51955

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2014 for the periods indicated in the financial statements, and of the Company at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

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DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “AILIC VA Products”). The chart below sets out the approximate aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for each of the last three fiscal years. Commission information is shown in the aggregate for all AILIC VA Products.

	2014	2013	2012
Commissions paid	$4.5 million	$4.7 million	$5.8 million
Commissions retained	$0.00	$691	$16,172

GAA Expenses Paid by the Company

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Arrangements with Selected Selling Firms

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the AILIC VA Products (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the AILIC VA Products) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the AILIC VA Products over other financial products available in the marketplace.

In 2014, payments of up to $30,000 were made to the following selling firms in connection with conference sponsorships: CUSO Financial Services, LP; GWN Securities, Inc.; Lincoln Investment Planning, Inc.; and PlanMember Securities Corp.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and related expenses incurred by the Company and/or its affiliates. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments, which may be significant.

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Rule 12b-1 Fees. The Company and/or GAA receive 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.10% to 0.25%. The Company and/or GAA may receive all or a portion of a 12b-1 fee attributable to the AILIC VA Products. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.17%. Some service providers may pay more in Support Fees than others.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)

These figures are based on historical information and are not intended to indicate future performance. Description of the methods used to determine yield and total return are set forth below.

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) n = ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•	ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.

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Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR = (ERV / P) – 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

•	ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.

Standardized Yield for the Money Market Subaccounts

Current Annualized Yield. Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccount and its corresponding Money Market Portfolio: Dreyfus V.I.F. Money Market Portfolio.

In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.

The current annualized yield is calculated according to the following formula:

Yield = (Base Period Return / 7) * 365

Where:

•	Base Period Return = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period AUV at beginning of 7-day period

Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield = [(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for a Money Market Subaccount by calling us toll free at 1-800-789-6771.

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BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) equals BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

8

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

9

Tax Deferral on Non-Tax-Qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2014 for the periods indicated in the financial statements, and the Company’s audited financial statements at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

10

FINANCIAL STATEMENTS

Annuity Investors Variable Account B

Year Ended December 31, 2014

With Report of Independent Registered

Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2014

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account B

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2014, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2014, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, the statement of changes in net assets for the year ended December 31, 2013 has been restated for one sub-account to correct an error in the classification of net realized gain (loss) on sale of investments on portfolio shares and net change in unrealized appreciation (depreciation) of investments in portfolio shares.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2015

1

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund	434,608.696	$6,166,261	$6,832,048
Large Company Value Fund	195,504.107	1,912,978	2,977,527
Mid Cap Value Fund	380,907.778	5,179,582	7,557,210
Ultra Fund	321,840.801	3,173,659	5,191,292
Calamos Advisors Trust:
Growth and Income Portfolio	118,654.103	1,703,803	1,764,386
Davis Variable Account Fund, Inc.:
Value Portfolio	98,810.481	1,182,478	1,118,535
Deutsche Investments VIP Funds—Class A:
Small Cap Index VIP	266,444.267	3,128,067	4,614,816
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	160,003.932	4,408,803	7,355,381
Stock Index Fund, Inc.	1,023,163.719	30,693,958	46,032,135
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	661,415.810	6,814,487	12,335,404
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	36,264.468	730,270	832,995
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	182,459.488	6,512,748	9,033,568
Growth and Income Portfolio	122,306.781	2,518,075	3,996,984
Money Market Portfolio	2,690,864.660	2,690,864	2,690,865
Opportunistic Small Cap Portfolio	145,139.301	4,407,621	6,934,756
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	223,544.814	2,374,726	2,559,588
Ibbotson Conservative ETF Asset Allocation Portfolio	49,602.154	559,389	556,535
Ibbotson Growth ETF Asset Allocation Portfolio	268,053.530	2,510,210	2,980,756
Ibbotson Income and Growth ETF Asset Allocation Portfolio	59,531.905	650,392	676,878
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund	147,807.290	2,207,216	2,224,500
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	467,592.314	5,645,518	9,314,439
Comstock Fund	450,770.916	5,917,605	8,636,770
Core Equity Fund	134,585.929	3,410,707	5,519,369
Diversified Dividend Fund	54,296.992	949,147	1,260,234
Global Health Care Fund	129,972.348	2,608,549	4,390,465
High Yield Fund	464,595.106	2,515,678	2,569,210
Mid Cap Growth Fund	1,721,310.311	6,966,529	9,949,173
Small Cap Equity Fund	148,813.990	2,435,830	3,517,963
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,243,658.457	33,425,037	39,088,185
Enterprise Portfolio	253,192.880	8,248,868	15,637,193
Forty Portfolio	325,086.774	11,579,582	13,091,244
Global Research Portfolio	240,745.924	6,302,948	9,978,920
Janus Portfolio	382,130.874	8,340,322	13,665,000
Overseas Portfolio	482,314.638	20,589,302	15,704,164
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	506,322.952	5,069,099	5,407,529
Mid-Cap Growth Portfolio	92,791.858	1,095,819	1,181,240
U.S. Real Estate Portfolio	485,417.828	5,880,950	9,771,460
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	33,697.066	1,451,483	2,185,928
Capital Income Fund	83,552.135	968,409	1,225,710
Main Street Fund	80,952.464	1,830,881	2,720,812
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	221,860.530	3,049,251	2,842,035
Total Return Portfolio	563,374.291	6,382,318	6,309,818
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	205,242.609	2,259,528	2,469,068
Strategic Growth Fund	266,880.174	2,579,107	3,109,154
Wilshire Variable Insurance Trust:
2015 ETF Fund	34,589.812	364,846	424,763
2025 ETF Fund	38,757.186	411,248	470,125
2035 ETF Fund	24,527.802	240,060	291,391

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund—1.50% series contract	438.328	$10.788863	$4,729
Capital Appreciation Fund—1.40% series contract	624,423.751	10.796387	6,741,520
Capital Appreciation Fund—1.25% series contract	4,715.454	10.807695	50,963
Capital Appreciation Fund—1.10% series contract	2,356.955	10.818977	25,500
Capital Appreciation Fund—0.95% series contract	862.040	10.830250	9,336
Large Company Value Fund—1.40% series contract	160,682.405	16.061236	2,580,758
Large Company Value Fund—1.25% series contract	14,440.584	16.309817	235,523
Large Company Value Fund—1.10% series contract	561.806	16.561636	9,304
Large Company Value Fund—0.95% series contract	9,035.135	16.816791	151,942
Mid Cap Value Fund—1.50% series contract	835.662	23.603474	19,725
Mid Cap Value Fund—1.40% series contract	288,924.804	23.846341	6,889,799
Mid Cap Value Fund—1.25% series contract	16,701.637	24.215397	404,437
Mid Cap Value Fund—1.10% series contract	1,074.156	24.589295	26,413
Mid Cap Value Fund—0.95% series contract	8,684.600	24.967893	216,836
Ultra Fund—1.50% series contract	846.066	16.933054	14,326
Ultra Fund—1.40% series contract	296,099.861	17.107295	5,065,468
Ultra Fund—1.25% series contract	53.901	17.372074	936
Ultra Fund—1.10% series contract	2,469.784	17.640295	43,568
Ultra Fund—0.95% series contract	3,740.186	17.911967	66,994
Calamos Advisors Trust:
Growth and Income Portfolio—1.50% series contract	418.279	13.152503	5,501
Growth and Income Portfolio—1.40% series contract	111,095.556	13.255393	1,472,615
Growth and Income Portfolio—1.25% series contract	7,867.673	13.411181	105,515
Growth and Income Portfolio—1.10% series contract	186.752	13.568448	2,534
Growth and Income Portfolio—0.95% series contract	12,983.143	13.727121	178,221
Davis Variable Account Fund, Inc.:
Value Portfolio—1.40% series contract	82,991.715	12.181922	1,010,999
Value Portfolio—1.25% series contract	132.048	12.325175	1,628
Value Portfolio—1.10% series contract	3,152.521	12.469726	39,311
Value Portfolio—0.95% series contract	5,278.946	12.615615	66,597
Deutsche Investments VIP Funds—Class A:
Small Cap Index VIP—1.50% series contract	125.771	25.403848	3,195
Small Cap Index VIP—1.40% series contract	175,303.031	25.809189	4,524,429
Small Cap Index VIP—1.25% series contract	23.449	26.427160	620
Small Cap Index VIP—1.10% series contract	268.766	27.058880	7,273
Small Cap Index VIP—0.95% series contract	2,862.239	27.705078	79,299
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.—1.50% series contract	273.700	18.624265	5,097
Socially Responsible Growth Fund, Inc.—1.40% series contract	384,416.782	18.954087	7,286,269
Socially Responsible Growth Fund, Inc.—1.10% series contract	2,241.578	19.978033	44,782
Socially Responsible Growth Fund, Inc.—0.95% series contract	937.748	20.509527	19,233
Stock Index Fund, Inc.—1.50% series contract	1,443.783	22.579740	32,600
Stock Index Fund, Inc.—1.40% series contract	1,962,116.610	22.979508	45,088,474
Stock Index Fund, Inc.—1.25% series contract	6,254.996	18.765735	117,380
Stock Index Fund, Inc.—1.10% series contract	17,485.162	24.220689	423,503
Stock Index Fund, Inc.—0.95% series contract	14,887.337	24.865276	370,178
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio—1.50% series contract	178.937	19.751850	3,534
Technology Growth Portfolio—1.40% series contract	614,566.783	19.955171	12,263,785
Technology Growth Portfolio—1.25% series contract	24.449	20.264014	495
Technology Growth Portfolio—1.10% series contract	678.564	20.576893	13,963
Technology Growth Portfolio—0.95% series contract	2,566.640	20.893838	53,627
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio—1.40% series contract	48,348.286	15.513096	750,032
MidCap Stock Portfolio—1.25% series contract	63.135	15.695493	991
MidCap Stock Portfolio—1.10% series contract	341.424	15.879524	5,422
MidCap Stock Portfolio—0.95% series contract	4,764.922	16.065283	76,550
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio—1.50% series contract	237.338	22.154615	5,258
Appreciation Portfolio—1.40% series contract	380,145.995	22.546786	8,571,070
Appreciation Portfolio—1.25% series contract	18,280.730	18.597452	339,975
Appreciation Portfolio—1.10% series contract	544.476	23.764559	12,939
Appreciation Portfolio—0.95% series contract	4,276.221	24.396672	104,326
Growth and Income Portfolio—1.50% series contract	222.017	19.160366	4,254
Growth and Income Portfolio—1.40% series contract	202,650.208	19.500115	3,951,702
Growth and Income Portfolio—1.10% series contract	513.659	20.553450	10,557
Growth and Income Portfolio—0.95% series contract	1,444.101	21.100324	30,471
Money Market Portfolio—1.50% series contract	2,220.957	1.129771	2,509
Money Market Portfolio—1.40% series contract	2,249,655.714	1.143772	2,573,093
Money Market Portfolio—1.10% series contract	45,802.103	1.197729	54,859
Money Market Portfolio—0.95% series contract	49,281.981	1.225682	60,404
Opportunistic Small Cap Portfolio—1.50% series contract	450.943	18.997297	8,567
Opportunistic Small Cap Portfolio—1.40% series contract	353,830.748	19.333190	6,840,677
Opportunistic Small Cap Portfolio—1.25% series contract	2,950.754	18.597643	54,877
Opportunistic Small Cap Portfolio—1.10% series contract	335.932	20.377820	6,846
Opportunistic Small Cap Portfolio—0.95% series contract	1,137.138	20.920413	23,789

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	198,242.659	$11.898427	$2,358,776
Ibbotson Balanced ETF Asset Allocation Portfolio—1.10% series contract	219.412	12.179423	2,672
Ibbotson Balanced ETF Asset Allocation Portfolio—0.95% series contract	16,080.325	12.321907	198,140
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contract	40,250.589	11.587015	466,384
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contract	2,810.274	11.723180	32,945
Ibbotson Conservative ETF Asset Allocation Portfolio—1.10% series contract	94.501	11.860580	1,121
Ibbotson Conservative ETF Asset Allocation Portfolio—0.95% series contract	4,674.011	11.999347	56,085
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	230,981.638	11.649302	2,690,775
Ibbotson Growth ETF Asset Allocation Portfolio—1.10% series contract	41.993	11.924422	501
Ibbotson Growth ETF Asset Allocation Portfolio—0.95% series contract	23,995.485	12.063926	289,480
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series contract	47,542.952	11.684006	555,492
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.10% series contract	58.410	11.959911	699
Ibbotson Income and Growth ETF Asset Allocation Portfolio—0.95% series contract	9,974.289	12.099799	120,687
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund—1.40% series contract	191,584.808	9.898727	1,896,446
Templeton Foreign VIP Fund—1.25% series contract	604.810	10.015113	6,057
Templeton Foreign VIP Fund—1.10% series contract	7,669.300	10.132569	77,710
Templeton Foreign VIP Fund—0.95% series contract	23,830.250	10.251136	244,287
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund—1.50% series contract	274.424	38.205863	10,485
American Value Fund—1.40% series contract	231,791.957	38.881369	9,012,389
American Value Fund—1.25% series contract	4,578.746	32.577309	149,163
American Value Fund—1.10% series contract	1,170.657	40.981753	47,976
American Value Fund—0.95% series contract	2,244.343	42.072790	94,426
Comstock Fund—1.50% series contract	322.109	15.070696	4,854
Comstock Fund—1.40% series contract	549,921.243	15.127068	8,318,696
Comstock Fund—1.25% series contract	265.380	15.211999	4,037
Comstock Fund—1.10% series contract	12,922.494	15.297214	197,678
Comstock Fund—0.95% series contract	7,248.743	15.382713	111,505
Core Equity Fund—1.40% series contract	333,757.874	16.310261	5,443,678
Core Equity Fund—1.10% series contract	2,071.600	16.746716	34,692
Core Equity Fund—0.95% series contract	2,416.172	16.968526	40,999
Diversified Dividend Fund—1.40% series contract	77,348.609	15.373433	1,189,114
Diversified Dividend Fund—1.25% series contract	996.225	15.459733	15,401
Diversified Dividend Fund—1.10% series contract	602.944	15.546330	9,374
Diversified Dividend Fund—0.95% series contract	2,964.503	15.633236	46,345
Global Health Care Fund—1.50% series contract	48.765	22.409137	1,093
Global Health Care Fund—1.40% series contract	185,802.251	22.720334	4,221,489
Global Health Care Fund—1.25% series contract	1,330.566	23.195519	30,863
Global Health Care Fund—1.10% series contract	550.728	23.679662	13,041
Global Health Care Fund—0.95% series contract	5,128.788	24.173229	123,979
High Yield Fund—1.40% series contract	133,047.815	17.849906	2,374,891
High Yield Fund—1.25% series contract	4,219.689	18.142424	76,555
High Yield Fund—1.10% series contract	216.334	18.439012	3,989
High Yield Fund—0.95% series contract	6,071.367	18.739678	113,775
Mid Cap Growth Fund—1.50% series contract	2,916.378	14.035640	40,933
Mid Cap Growth Fund—1.40% series contract	676,946.467	14.073889	9,527,269
Mid Cap Growth Fund—1.25% series contract	2,867.484	14.131456	40,522
Mid Cap Growth Fund—1.10% series contract	15,062.312	14.189135	213,721
Mid Cap Growth Fund—0.95% series contract	8,895.133	14.246876	126,728
Small Cap Equity Fund—1.40% series contract	167,038.832	20.124852	3,361,632
Small Cap Equity Fund—1.25% series contract	3,738.839	20.436436	76,409
Small Cap Equity Fund—1.10% series contract	197.770	20.751973	4,104
Small Cap Equity Fund—0.95% series contract	3,598.137	21.071586	75,818
Janus Aspen Series—Institutional Shares:
Balanced Portfolio—1.50% series contract	1,342.561	34.430596	46,225
Balanced Portfolio—1.40% series contract	1,086,286.624	35.040050	38,063,538
Balanced Portfolio—1.25% series contract	16,059.812	28.075374	450,885
Balanced Portfolio—1.10% series contract	4,389.384	36.932463	162,111
Balanced Portfolio—0.95% series contract	9,638.052	37.914925	365,426
Enterprise Portfolio—1.40% series contract	449,247.759	34.129797	15,332,735
Enterprise Portfolio—1.25% series contract	130.656	27.376164	3,577
Enterprise Portfolio—1.10% series contract	4,354.344	35.973967	156,643
Enterprise Portfolio—0.95% series contract	3,905.629	36.930852	144,238
Forty Portfolio—1.50% series contract	518.474	19.806856	10,269
Forty Portfolio—1.40% series contract	635,797.972	20.122905	12,794,102
Forty Portfolio—1.25% series contract	7,881.483	20.604692	162,396
Forty Portfolio—1.10% series contract	3,552.583	21.097210	74,950
Forty Portfolio—0.95% series contract	2,292.793	21.601115	49,527
Global Research Portfolio—1.50% series contract	76.388	17.863305	1,365
Global Research Portfolio—1.40% series contract	545,775.439	18.179808	9,922,093
Global Research Portfolio—1.25% series contract	75.156	14.288853	1,074
Global Research Portfolio—1.10% series contract	2,445.450	19.162019	46,860
Global Research Portfolio—0.95% series contract	382.675	19.671632	7,528
Janus Portfolio—1.50% series contract	25.369	20.965141	532
Janus Portfolio—1.40% series contract	634,922.893	21.336089	13,546,771
Janus Portfolio—1.25% series contract	2,561.067	17.453324	44,699
Janus Portfolio—1.10% series contract	3,241.976	22.488724	72,908
Janus Portfolio—0.95% series contract	3.891	23.087439	90
Overseas Portfolio—1.50% series contract	715.167	25.928166	18,543
Overseas Portfolio—1.40% series contract	557,774.261	26.387645	14,718,349
Overseas Portfolio—1.25% series contract	19,171.561	21.734013	416,675
Overseas Portfolio—1.10% series contract	9,077.831	27.813167	252,483
Overseas Portfolio—0.95% series contract	10,440.688	28.553140	298,114

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2014

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—1.50% series contract	715.105	$18.202644	$13,017
Core Plus Fixed Income Portfolio—1.40% series contract	263,086.062	18.524574	4,873,557
Core Plus Fixed Income Portfolio—1.25% series contract	14,715.722	17.685269	260,252
Core Plus Fixed Income Portfolio—1.10% series contract	6,579.573	19.525049	128,466
Core Plus Fixed Income Portfolio—0.95% series contract	6,597.114	20.044656	132,237
Mid-Cap Growth Portfolio—1.40% series contract	68,601.739	16.017087	1,098,800
Mid-Cap Growth Portfolio—1.10% series contract	147.231	16.395445	2,414
Mid-Cap Growth Portfolio—0.95% series contract	4,824.577	16.587250	80,026
U.S. Real Estate Portfolio—1.40% series contract	199,452.591	45.756354	9,126,223
U.S. Real Estate Portfolio—1.25% series contract	7,140.780	44.381791	316,921
U.S. Real Estate Portfolio—1.10% series contract	3,345.175	48.228074	161,331
U.S. Real Estate Portfolio—0.95% series contract	3,372.636	49.511686	166,985
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund—1.40% series contract	121,151.283	16.884002	2,045,519
Capital Appreciation Fund—1.25% series contract	883.964	17.145279	15,156
Capital Appreciation Fund—1.10% series contract	1,556.657	17.410036	27,101
Capital Appreciation Fund—0.95% series contract	5,552.158	17.678184	98,152
Capital Income Fund—1.40% series contract	101,677.420	11.537132	1,173,066
Capital Income Fund—1.25% series contract	777.310	11.715768	9,107
Capital Income Fund—1.10% series contract	150.558	11.896624	1,791
Capital Income Fund—0.95% series contract	3,455.789	12.079889	41,746
Main Street Fund—1.40% series contract	133,001.323	17.875277	2,377,435
Main Street Fund—1.25% series contract	133.268	18.151873	2,419
Main Street Fund—1.10% series contract	11,125.913	18.432091	205,074
Main Street Fund—0.95% series contract	7,260.277	18.716022	135,884
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio—1.40% series contract	196,998.820	13.575379	2,674,334
Real Return Portfolio—1.25% series contract	2,189.029	13.785452	30,177
Real Return Portfolio—1.10% series contract	1,761.758	13.998243	24,662
Real Return Portfolio—0.95% series contract	7,940.273	14.213831	112,862
Total Return Portfolio—1.50% series contract	985.700	15.032354	14,817
Total Return Portfolio—1.40% series contract	326,594.488	15.186995	4,959,989
Total Return Portfolio—1.25% series contract	10,966.972	15.422020	169,133
Total Return Portfolio—1.10% series contract	16,257.204	15.660070	254,589
Total Return Portfolio—0.95% series contract	57,309.353	15.901249	911,290
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund—1.50% series contract	245.597	14.185980	3,484
Conservative Growth Fund—1.40% series contract	171,593.195	14.368778	2,465,584
Strategic Growth Fund—1.50% series contract	262.511	13.756845	3,611
Strategic Growth Fund—1.40% series contract	222,875.130	13.934005	3,105,543
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.40% series contract	34,837.379	12.157421	423,533
2015 ETF Fund—1.10% series contract	98.846	12.444515	1,230
2025 ETF Fund—1.40% series contract	36,607.329	11.649085	426,442
2025 ETF Fund—1.25% series contract	1,606.622	11.786027	18,936
2025 ETF Fund—1.10% series contract	224.306	11.924213	2,675
2025 ETF Fund—0.95% series contract	1,829.635	12.063668	22,072
2035 ETF Fund—1.40% series contract	25,182.455	11.116414	279,939
2035 ETF Fund—1.10% series contract	1,006.378	11.378982	11,452

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund (*)	$0	$66,161	$(66,161)	$44,559	$0	$665,788	$710,347	$644,186
Large Company Value Fund	42,985	40,364	2,621	31,057	0	282,839	313,896	316,517
Mid Cap Value Fund	89,850	104,441	(14,591)	394,082	499,164	162,105	1,055,351	1,040,760
Ultra Fund	18,960	71,118	(52,158)	251,649	0	215,748	467,397	415,239
Vista Fund (**)	0	31,774	(31,774)	876,902	757,988	(1,805,074)	(170,184)	(201,958)
Calamos Advisors Trust:
Growth and Income Portfolio	17,014	24,110	(7,096)	21,375	164,571	(85,571)	100,375	93,279
Davis Variable Account Fund, Inc.:
Value Portfolio	10,458	16,296	(5,838)	70,485	226,350	(234,204)	62,631	56,793
Deutsche Investments VIT Funds—Class A:
Small Cap Index VIP	48,565	68,661	(20,096)	314,639	276,580	(436,977)	154,242	134,146
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	76,694	102,153	(25,459)	473,248	501,592	(139,825)	835,015	809,556
Stock Index Fund, Inc.	791,504	636,934	154,570	1,984,112	530,529	2,389,415	4,904,056	5,058,626
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	0	179,684	(179,684)	914,642	687,496	(768,771)	833,367	653,683
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	8,168	14,005	(5,837)	185,007	5,721	(95,330)	95,398	89,561
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	165,160	127,406	37,754	243,887	240,143	60,491	544,521	582,275
Growth and Income Portfolio	30,838	56,069	(25,231)	138,395	0	208,795	347,190	321,959
Money Market Portfolio	3	36,987	(36,984)	0	0	0	0	(36,984)
Opportunistic Small Cap Portfolio	0	100,124	(100,124)	87,631	0	5,294	92,925	(7,199)
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	29,462	33,524	(4,062)	117,988	38,061	(77,823)	78,226	74,164
Ibbotson Conservative ETF Asset Allocation Portfolio	5,858	9,096	(3,238)	12,620	8,419	(9,362)	11,677	8,439
Ibbotson Growth ETF Asset Allocation Portfolio	31,778	45,044	(13,266)	312,708	6,762	(207,205)	112,265	98,999
Ibbotson Income and Growth ETF Asset Allocation Portfolio	8,728	10,087	(1,359)	15,741	12,720	(12,467)	15,994	14,635
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund	39,481	27,865	11,616	107,898	0	(365,541)	(257,643)	(246,027)
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	42,727	134,446	(91,719)	659,269	762,808	(576,239)	845,838	754,119
Comstock Fund	114,004	122,010	(8,006)	384,072	0	296,264	680,336	672,330
Core Equity Fund	52,132	87,799	(35,667)	544,623	29,107	(127,847)	445,883	410,216
Diversified Dividend Fund	20,683	17,808	2,875	91,011	0	38,585	129,596	132,471
Global Health Care Fund	0	57,954	(57,954)	592,643	161,071	(17,429)	736,285	678,331
High Yield Fund	124,873	37,756	87,117	58,255	0	(133,335)	(75,080)	12,037
Mid Cap Growth Fund	0	141,844	(141,844)	395,261	0	377,365	772,626	630,782
Small Cap Equity Fund	0	49,927	(49,927)	298,088	311,193	(534,829)	74,452	24,525
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	683,075	553,599	129,476	1,304,333	1,038,631	182,285	2,525,249	2,654,725
Enterprise Portfolio	25,083	218,289	(193,206)	1,774,865	1,073,316	(1,046,869)	1,801,312	1,608,106
Forty Portfolio	21,120	180,925	(159,805)	648,544	3,909,166	(3,532,506)	1,025,204	865,399
Global Research Portfolio	105,931	139,259	(33,328)	589,112	0	8,163	597,275	563,947
Janus Portfolio	49,372	190,845	(141,473)	1,202,189	974,459	(584,313)	1,592,335	1,450,862
Overseas Portfolio	1,072,642	253,952	818,690	(885,653)	1,290,185	(3,562,785)	(3,158,253)	(2,339,563)
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	174,529	79,212	95,317	(76,082)	0	340,012	263,930	359,247
Mid-Cap Growth Portfolio	0	16,688	(16,688)	32,490	167,229	(175,320)	24,399	7,711
U.S. Real Estate Portfolio	136,053	130,786	5,267	557,813	0	1,731,840	2,289,653	2,294,920
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	9,649	29,310	(19,661)	183,473	52,530	58,153	294,156	274,495
Capital Income Fund	25,926	16,925	9,001	10,355	0	60,562	70,917	79,918
Main Street Fund	23,245	37,177	(13,932)	229,172	56,187	(27,720)	257,639	243,707
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	46,811	45,003	1,808	15,711	0	55,060	70,771	72,579
Total Return Portfolio	146,713	90,409	56,304	9,934	0	128,801	138,735	195,039
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	54,680	36,947	17,733	40,240	128,093	(151,823)	16,510	34,243
Strategic Growth Fund	54,331	47,010	7,321	(2,479)	0	7,030	4,551	11,872
Wilshire Variable Insurance Trust:
2015 ETF Fund	6,982	6,650	332	28,393	11,277	(24,201)	15,469	15,801
2025 ETF Fund	5,736	6,842	(1,106)	16,713	3,934	(2,469)	18,178	17,072
2035 ETF Fund	3,393	4,253	(860)	13,938	1,153	(1,923)	13,168	12,308

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

(**) Period from January 1, 2014 to April 25, 2014 (fund termination date).

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2014

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund (*)	(66,161)	$44,559	$0	$665,788	$644,186	$128,791	$592,639	$6,651,710	$6,187,862	$6,832,048	$0	$6,832,048
Large Company Value Fund	2,621	31,057	0	282,839	316,517	140,319	381,191	10,957	(229,915)	86,602	2,890,925	2,977,527
Mid Cap Value Fund	(14,591)	394,082	499,164	162,105	1,040,760	228,130	1,161,160	(172,025)	(1,105,055)	(64,295)	7,621,505	7,557,210
Ultra Fund	(52,158)	251,649	0	215,748	415,239	160,442	540,917	(53,797)	(434,272)	(19,033)	5,210,325	5,191,292
Vista Fund (**)	(31,774)	876,902	757,988	(1,805,074)	(201,958)	65,890	192,172	(6,890,898)	(7,017,180)	(7,219,138)	7,219,138	0
Calamos Advisors Trust:
Growth and Income Portfolio	(7,096)	21,375	164,571	(85,571)	93,279	102,626	215,249	(38,150)	(150,773)	(57,494)	1,821,880	1,764,386
Davis Variable Account Fund, Inc.:
Value Portfolio	(5,838)	70,485	226,350	(234,204)	56,793	59,239	179,486	(31,454)	(151,701)	(94,908)	1,213,443	1,118,535
Deutsche Investments VIT Funds—Class A:
Small Cap Index VIP	(20,096)	314,639	276,580	(436,977)	134,146	213,913	692,924	(233,694)	(712,705)	(578,559)	5,193,375	4,614,816
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	(25,459)	473,248	501,592	(139,825)	809,556	171,201	788,625	(34,294)	(651,718)	157,838	7,197,543	7,355,381
Stock Index Fund, Inc.	154,570	1,984,112	530,529	2,389,415	5,058,626	1,347,186	5,339,640	(607,472)	(4,599,926)	458,700	45,573,435	46,032,135
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	(179,684)	914,642	687,496	(768,771)	653,683	302,853	1,635,248	(243,530)	(1,575,925)	(922,242)	13,257,646	12,335,404
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	(5,837)	185,007	5,721	(95,330)	89,561	49,523	130,696	(268,576)	(349,749)	(260,188)	1,093,183	832,995
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	37,754	243,887	240,143	60,491	582,275	248,719	1,126,078	50,266	(827,093)	(244,818)	9,278,386	9,033,568
Growth and Income Portfolio	(25,231)	138,395	0	208,795	321,959	102,520	568,470	19,840	(446,110)	(124,151)	4,121,135	3,996,984
Money Market Portfolio	(36,984)	0	0	0	(36,984)	122,918	792,073	99,420	(569,735)	(606,719)	3,297,584	2,690,865
Opportunistic Small Cap Portfolio	(100,124)	87,631	0	5,294	(7,199)	205,008	888,749	(30,734)	(714,475)	(721,674)	7,656,430	6,934,756
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(4,062)	117,988	38,061	(77,823)	74,164	308,039	263,569	(187,707)	(143,237)	(69,073)	2,628,661	2,559,588
Ibbotson Conservative ETF Asset Allocation Portfolio	(3,238)	12,620	8,419	(9,362)	8,439	38,988	190,996	43,231	(108,777)	(100,338)	656,873	556,535
Ibbotson Growth ETF Asset Allocation Portfolio	(13,266)	312,708	6,762	(207,205)	98,999	169,122	747,937	(21,743)	(600,558)	(501,559)	3,482,315	2,980,756
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(1,359)	15,741	12,720	(12,467)	14,635	40,850	161,480	36,745	(83,885)	(69,250)	746,128	676,878
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund	11,616	107,898	0	(365,541)	(246,027)	171,990	310,585	498,482	359,887	113,860	2,110,640	2,224,500
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	(91,719)	659,269	762,808	(576,239)	754,119	245,679	1,340,532	(114,484)	(1,209,337)	(455,218)	9,769,657	9,314,439
Comstock Fund	(8,006)	384,072	0	296,264	672,330	278,146	1,067,102	142,621	(646,335)	25,995	8,610,775	8,636,770
Core Equity Fund	(35,667)	544,623	29,107	(127,847)	410,216	134,968	746,444	(672,415)	(1,283,891)	(873,675)	6,393,044	5,519,369
Diversified Dividend Fund	2,875	91,011	0	38,585	132,471	71,698	247,425	51,881	(123,846)	8,625	1,251,609	1,260,234
Global Health Care Fund	(57,954)	592,643	161,071	(17,429)	678,331	161,526	593,189	243,429	(188,234)	490,097	3,900,368	4,390,465
High Yield Fund	87,117	58,255	0	(133,335)	12,037	125,366	257,941	(8,672)	(141,247)	(129,210)	2,698,420	2,569,210
Mid Cap Growth Fund	(141,844)	395,261	0	377,365	630,782	304,805	1,240,942	(133,242)	(1,069,379)	(438,597)	10,387,770	9,949,173
Small Cap Equity Fund	(49,927)	298,088	311,193	(534,829)	24,525	123,154	422,149	(9,171)	(308,166)	(283,641)	3,801,604	3,517,963
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	129,476	1,304,333	1,038,631	182,285	2,654,725	985,627	5,133,620	25,506	(4,122,487)	(1,467,762)	40,555,947	39,088,185
Enterprise Portfolio	(193,206)	1,774,865	1,073,316	(1,046,869)	1,608,106	342,118	1,993,944	(286,844)	(1,938,670)	(330,564)	15,967,757	15,637,193
Forty Portfolio	(159,805)	648,544	3,909,166	(3,532,506)	865,399	327,630	1,379,267	(359,055)	(1,410,692)	(545,293)	13,636,537	13,091,244
Global Research Portfolio	(33,328)	589,112	0	8,163	563,947	246,669	1,213,206	165,148	(801,389)	(237,442)	10,216,362	9,978,920
Janus Portfolio	(141,473)	1,202,189	974,459	(584,313)	1,450,862	325,784	1,863,469	(321,660)	(1,859,345)	(408,483)	14,073,483	13,665,000
Overseas Portfolio	818,690	(885,653)	1,290,185	(3,562,785)	(2,339,563)	757,746	2,185,552	214,445	(1,213,361)	(3,552,924)	19,257,088	15,704,164
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	95,317	(76,082)	0	340,012	359,247	204,379	1,023,524	(167,055)	(986,200)	(626,953)	6,034,482	5,407,529
Mid-Cap Growth Portfolio	(16,688)	32,490	167,229	(175,320)	7,711	92,320	150,321	16,979	(41,022)	(33,311)	1,214,551	1,181,240
U.S. Real Estate Portfolio	5,267	557,813	0	1,731,840	2,294,920	307,933	1,056,608	(614,747)	(1,363,422)	931,498	8,839,962	9,771,460
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	(19,661)	183,473	52,530	58,153	274,495	73,512	237,010	(32,163)	(195,661)	78,834	2,107,094	2,185,928
Capital Income Fund	9,001	10,355	0	60,562	79,918	42,032	255,799	127,602	(86,165)	(6,247)	1,231,957	1,225,710
Main Street Fund	(13,932)	229,172	56,187	(27,720)	243,707	121,873	424,613	18,264	(284,476)	(40,769)	2,761,581	2,720,812
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	1,808	15,711	0	55,060	72,579	166,659	624,110	(190,195)	(647,646)	(575,067)	3,417,102	2,842,035
Total Return Portfolio	56,304	9,934	0	128,801	195,039	461,576	1,099,698	(103,328)	(741,450)	(546,411)	6,856,229	6,309,818
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	17,733	40,240	128,093	(151,823)	34,243	16,340	315,351	(100,681)	(399,692)	(365,449)	2,834,517	2,469,068
Strategic Growth Fund	7,321	(2,479)	0	7,030	11,872	19,421	295,665	(100,642)	(376,886)	(365,014)	3,474,168	3,109,154
Wilshire Variable Insurance Trust:
2015 ETF Fund	332	28,393	11,277	(24,201)	15,801	9,727	42,228	(38,556)	(71,057)	(55,256)	480,019	424,763
2025 ETF Fund	(1,106)	16,713	3,934	(2,469)	17,072	17,953	17,871	(47,898)	(47,816)	(30,744)	500,869	470,125
2035 ETF Fund	(860)	13,938	1,153	(1,923)	12,308	14,822	41,970	(2)	(27,150)	(14,842)	306,233	291,391

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

(**) Period from January 1, 2014 to April 25, 2014 (fund termination date).

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2013

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund	$3,568	$(16,914)	$—	$690,686	$677,340	$148,907	$307,087	$53,436	$(104,744)	$572,596	$2,318,329	$2,890,925
Mid Cap Value Fund	(13,121)	214,094	102,259	1,447,990	1,751,222	252,339	989,196	131,371	(605,486)	1,145,736	6,475,769	7,621,505
Ultra Fund	(39,401)	123,359	0	1,293,242	1,377,200	140,456	420,933	18,339	(262,138)	1,115,062	4,095,263	5,210,325
Vista Fund	(96,687)	248,444	0	1,562,425	1,714,182	232,057	844,217	(369,276)	(981,436)	732,746	6,486,392	7,219,138
Calamos Advisors Trust:
Growth and Income Portfolio	(5,900)	54,228	79,234	135,673	263,235	121,674	279,392	(309,904)	(467,622)	(204,387)	2,026,267	1,821,880
Davis Variable Account Fund, Inc.:
Value Portfolio	(5,266)	77,531	83,372	141,612	297,249	67,246	217,597	117,162	(33,189)	264,060	949,383	1,213,443
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	(9,902)	387,733	0	1,475,332	1,853,163	177,518	721,439	(13,200)	(557,121)	1,296,042	5,901,501	7,197,543
Stock Index Fund, Inc.	183,117	1,584,644	470,330	8,915,394	11,153,485	1,471,609	4,845,691	(924,583)	(4,298,665)	6,854,820	38,718,615	45,573,435
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	(164,543)	510,159	0	2,884,598	3,230,214	355,389	1,006,125	(407,073)	(1,057,809)	2,172,405	11,085,241	13,257,646
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	(3,521)	149,204	0	106,889	252,572	60,056	98,865	148,010	109,201	361,773	731,410	1,093,183
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	49,401	263,097	21,821	1,287,148	1,621,467	325,422	1,306,483	(323,713)	(1,304,774)	316,693	8,961,693	9,278,386
Growth and Income Portfolio	(98,125)	88,952	79,234	1,044,840	1,114,901	117,431	503,482	(110,477)	(496,528)	618,373	3,502,762	4,121,135
Money Market Portfolio	(45,859)	0	0	0	(45,859)	153,093	663,819	(233,334)	(744,060)	(789,919)	4,087,503	3,297,584
Opportunistic Small Cap Portfolio	(94,806)	(204,064)	0	2,849,510	2,550,640	229,107	858,177	(133,468)	(762,538)	1,788,102	5,868,328	7,656,430
DWS Investments VIT Funds—Class A:
Small Cap Index VIP	11,176	481	181,614	1,228,778	1,422,049	205,873	512,552	70,252	(236,427)	1,185,622	4,007,753	5,193,375
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(3,811)	209,620	13,579	57,646	277,034	169,131	524,227	(179,969)	(535,065)	(258,031)	2,886,692	2,628,661
Ibbotson Conservative ETF Asset Allocation Portfolio	(1,060)	16,770	7,821	(14,737)	8,794	49,586	157,731	(1,032)	(109,177)	(100,383)	757,256	656,873
Ibbotson Growth ETF Asset Allocation Portfolio	(7,918)	180,498	4,239	299,638	476,457	218,075	675,824	78,716	(379,033)	97,424	3,384,891	3,482,315
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(2,796)	101,618	6,725	(47,609)	57,938	84,545	519,117	(33,995)	(468,567)	(410,629)	1,156,757	746,128
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	16,262	36,117	0	281,234	333,613	143,539	206,189	487,383	424,733	758,346	1,352,294	2,110,640
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	(67,252)	(150,315)	0	2,741,123	2,523,556	271,994	1,139,511	(26,704)	(894,221)	1,629,335	8,140,322	9,769,657
Comstock Fund	19,535	289,961	0	2,030,662	2,340,158	331,970	1,266,696	(48,918)	(983,644)	1,356,514	7,254,261	8,610,775
Core Equity Fund	(3,038)	271,501	0	1,203,337	1,471,800	150,175	867,050	(156,430)	(873,305)	598,495	5,794,549	6,393,044
Diversified Dividend Fund	11,610	46,099	0	209,029	266,738	106,072	197,556	211,491	120,007	386,745	864,864	1,251,609
Global Health Care Fund	(25,130)	84,245	0	1,061,108	1,120,223	215,674	632,294	195,414	(221,206)	899,017	3,001,351	3,900,368
High Yield Fund	96,802	146,676	0	(100,183)	143,295	123,896	358,937	107,643	(127,398)	15,897	2,682,523	2,698,420
Mid Cap Growth Fund (As restated, see Note 2)	(91,947)	136,411	0	2,745,863	2,790,327	354,294	978,965	(23,643)	(648,314)	2,142,013	8,245,756	10,387,769
Small Cap Equity Fund	(48,687)	230,038	35,098	840,137	1,056,586	176,333	605,058	946	(427,779)	628,807	3,172,797	3,801,604
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	338,655	1,088,129	1,914,328	3,215,106	6,556,218	1,174,495	4,988,831	788,707	(3,025,629)	3,530,589	37,025,358	40,555,947
Enterprise Portfolio	(130,924)	1,201,966	0	2,804,183	3,875,225	433,497	1,411,236	(107,313)	(1,085,052)	2,790,173	13,177,584	15,967,757
Forty Portfolio	(87,215)	905,578	0	2,472,960	3,291,323	398,770	1,546,902	(427,792)	(1,575,924)	1,715,399	11,921,138	13,636,537
Global Research Portfolio	(19,857)	549,974	0	1,764,686	2,294,803	302,545	1,295,940	(195,979)	(1,189,374)	1,105,429	9,110,933	10,216,362
Janus Portfolio	(82,847)	1,032,701	0	2,364,934	3,314,788	373,875	1,676,717	(470,129)	(1,772,971)	1,541,817	12,531,666	14,073,483
Overseas Portfolio	332,866	(829,070)	0	2,787,188	2,290,984	940,875	2,530,753	(1,089,116)	(2,678,994)	(388,010)	19,645,098	19,257,088
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	148,947	(116,810)	0	(147,482)	(115,345)	246,596	1,148,792	(64,412)	(966,608)	(1,081,953)	7,116,435	6,034,482
Mid-Cap Growth Portfolio	(13,153)	(65,671)	26,052	433,123	380,351	76,565	379,977	(309,669)	(613,081)	(232,730)	1,447,281	1,214,551
U.S. Real Estate Portfolio	(30,101)	279,525	0	(147,430)	101,994	364,309	1,181,293	(74,715)	(891,699)	(789,705)	9,629,667	8,839,962
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	(7,472)	197,130	0	288,597	478,255	152,854	247,881	(30,975)	(126,002)	352,253	1,754,841	2,107,094
Capital Income Fund	12,015	(47,320)	0	175,346	140,041	44,707	150,503	(60,084)	(165,880)	(25,839)	1,257,796	1,231,957
Main Street Fund	(7,204)	410,387	0	320,671	723,854	160,514	576,557	(344,608)	(760,651)	(36,797)	2,798,378	2,761,581
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	4,461	161,622	28,122	(660,035)	(465,830)	208,291	623,745	(788,920)	(1,204,374)	(1,670,204)	5,087,306	3,417,102
Total Return Portfolio	62,162	94,792	62,807	(472,552)	(252,791)	563,071	1,228,052	(294,692)	(959,673)	(1,212,464)	8,068,693	6,856,229
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	(12,624)	23,839	0	215,822	227,037	343,234	230,183	(1,449)	111,602	338,639	2,495,878	2,834,517
Strategic Growth Fund	(25,020)	(16,952)	0	534,469	492,497	348,162	129,547	(19,448)	199,167	691,664	2,782,504	3,474,168
Wilshire Variable Insurance Trust:
2015 ETF Fund	1,814	34,392	4,055	(877)	39,384	10,654	38,354	(29,884)	(57,584)	(18,200)	498,219	480,019
2025 ETF Fund	2,196	12,282	0	28,975	43,453	18,792	30,607	113,995	102,180	145,633	355,236	500,869
2035 ETF Fund	914	41,713	550	(3,395)	39,782	20,218	113,364	17,446	(75,700)	(35,918)	342,151	306,233

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2014 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

American Century Variable Portfolios – Class I Shares:

•	Capital Appreciation Fund

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Deutsche Investments VIT Funds – Class A:

•	Small Cap Index VIP

Dreyfus Funds – Initial Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolio – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolio – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Appreciation Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio

•	Opportunistic Small Cap Portfolio

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Templeton Foreign VIP Fund

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(1)	ORGANIZATION—Continued

Invesco Variable Insurance Funds – Series I Shares:

•	American Value Fund

•	Comstock Fund

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	High Yield Fund

•	Mid Cap Growth Fund

•	Small Cap Equity Fund

Janus Aspen Series – Institutional Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Forty Portfolio

•	Global Research Portfolio

•	Janus Portfolio

•	Overseas Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Oppenheimer Variable Account Funds – Non-Service Shares:

•	Capital Appreciation Fund

•	Capital Income Fund

•	Main Street Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	Real Return Portfolio

•	Total Return Portfolio

Timothy Partners, Ltd. – Variable Series:

•	Conservative Growth Fund

•	Strategic Growth Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

On April 25, 2014, the American Century Variable Portfolios – Class I Shares Vista Fund was acquired by the American Century Variable Portfolios – Class I Shares Capital Appreciation Fund.

On May 1, 2014, the Franklin Templeton Variable Insurance Products Trust – Class 2 Templeton Foreign Securities Fund changed its name to Franklin Templeton Variable Insurance Products Trust – Class 2 Templeton Foreign VIP Fund.

On August 11, 2014, DWS Investments VIT Funds – Class A Small Cap Index VIP changed its name to Deutsche Investments VIT Funds – Class A Small Cap Index.

On April 29, 2013, Invesco Variable Insurance Funds – Series I Shares Van Kampen American Value Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares American Value Fund.

On April 29, 2013, Invesco Variable Insurance Funds – Series I Shares Van Kampen Comstock Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares Comstock Fund.

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(1)	ORGANIZATION—Continued

On April 29, 2013, Invesco Variable Insurance Funds – Series I Shares Van Kampen Mid Cap Growth Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares Mid Cap Growth Fund.

On May 1, 2013, Janus Aspen Series – Service Shares Worldwide Portfolio’s name changed to Janus Aspen Series – Service Shares Global Research Portfolio.

On April 30, 2013, Oppenheimer Variable Account Funds – Non-Service Shares Balanced Fund’s name changed to Oppenheimer Variable Account Funds – Non-Service Shares Capital Income Fund.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES—Continued

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

Restatement

During 2014, management determined that it had not properly reported net realized gain (loss) on sale of investments in portfolio shares and net change in appreciation (depreciation) of investments in portfolio shares for one sub account, Invesco Variable Insurance Funds – Series I Shares: Mid Cap Growth Fund in the statement of changes in net assets for the year ended December 31, 2013. This misstatement was the result of using an incorrect cost-basis in the calculation of realized gain (loss) and unrealized appreciation (depreciation) of investments in portfolio shares. The resulting misstatement was a reclassification between these financial statement line items. Management has restated the amounts on the December 31, 2013 statement of changes in net assets.

There was no impact on the increase (decrease) in net assets or net assets at the end of period as previously presented in the accompanying December 31, 2013 statement of changes in net assets. There was also no impact on the investment income, expense or total return ratios presented in Note 7 of the financial statements for all years presented and no impact on the previously reported net assets, unit values or units outstanding.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES—Continued

Restatement—Continued

The following summarizes the effect of the restatements on the December 31, 2013 statement of changes in net assets for Separate Accounts B.

		Net Realized		Net Change in	Net Change in
	Net Realized	Gain (Loss)		Unrealized	Unrealized
	Gain (Loss)	on Sale of		Appreciation	Appreciation
	on Sale of	Investment,		(Depreciation) of	(Depreciation) of
	Investments,	as originally	Effect of	Investments, as	Investments, as	Effect of
Sub-account	as adjusted	reported	change	adjusted	originally reported	change
Invesco Variable Insurance Funds – Series I Shares:
Mid Cap Growth Fund	$136,411	$1,031,167	$(894,756)	$2,745,863	$1,851,107	$894,756

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2014:

1.65% Series Contracts	$125
1.50% Series Contracts	4,237
1.40% Series Contracts	4,402,397
1.25% Series Contracts	45,189
1.10% Series Contracts	30,856
0.95% Series Contracts	52,724

$4,535,528

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(3)	DEDUCTIONS AND EXPENSES—Continued

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $234,205 for the year ended December 31, 2014.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2014 Statements of Changes in Net Assets for applicable periods) December 31, 2014, are as follows:

	2014
	Cost of	Proceeds
	Purchases	from Sales
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund	$6,854,699	$732,998
Large Company Value Fund	196,416	423,710
Mid Cap Value Fund	838,614	1,459,096
Ultra Fund	263,635	750,065
Vista Fund	777,012	7,067,978
Calamos Advisors Trust:
Growth and Income Portfolio	271,081	264,379
Davis Variable Account Fund, Inc.:
Value Portfolio	390,468	321,657
Deutsche Investments VIT Small Cap Index VIP—Class A
Small Cap Index VIP	593,501	1,049,722
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	670,110	845,695
Stock Index Fund, Inc.	2,008,335	5,923,162
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	855,075	1,923,188
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	289,903	639,768
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	776,928	1,326,124
Growth and Income Portfolio	181,459	652,800
Money Market Portfolio	533,539	1,140,258
Opportunistic Small Cap Portfolio	261,376	1,075,975
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	572,002	681,240
Ibbotson Conservative ETF Asset Allocation Portfolio	176,091	279,687
Ibbotson Growth ETF Asset Allocation Portfolio	204,542	811,604
Ibbotson Income and Growth ETF Asset Allocation Portfolio	122,197	194,721
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund	807,741	436,238
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	1,072,607	1,610,855
Comstock Fund	537,301	1,191,642
Core Equity Fund	129,387	1,419,838
Diversified Dividend Fund	175,635	296,606
Global Health Care Fund	950,660	1,035,777
High Yield Fund	371,607	425,737
Mid Cap Growth Fund	245,055	1,456,278
Small Cap Equity Fund	483,140	530,040
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	2,659,521	5,613,901
Enterprise Portfolio	1,419,858	2,478,418
Forty Portfolio	4,160,551	1,821,882
Global Research Portfolio	466,315	1,301,032
Janus Portfolio	1,161,459	2,187,818
Overseas Portfolio	3,170,773	2,275,259
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	403,665	1,294,548
Mid-Cap Growth Portfolio	389,271	279,752
U.S. Real Estate Portfolio	468,394	1,826,549
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	209,183	371,975
Capital Income Fund	185,677	262,841
Main Street Fund	286,469	528,690
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	321,333	967,171
Total Return Portfolio	803,362	1,488,508
Timothy Partners, Ltd—Variable Series.:
Conservative Growth Fund	195,124	448,990
Strategic Growth Fund	113,476	483,041
Wilshire Variable Insurance Trust:
2015 ETF Fund	40,455	99,903
2025 ETF Fund	23,699	68,687
2035 ETF Fund	16,964	43,821

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2014	Purchased	Redeemed	12/31/2014
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund—1.50% series contract	0.000	439.092	0.764	438.328
Capital Appreciation Fund—1.40% series contract	0.000	691,769.308	67,345.557	624,423.751
Capital Appreciation Fund—1.25% series contract	0.000	4,715.454	0.000	4,715.454
Capital Appreciation Fund—1.10% series contract	0.000	2,368.049	11.094	2,356.955
Capital Appreciation Fund—0.95% series contract	0.000	862.040	0.000	862.040
Large Company Value Fund—1.40% series contract	175,214.841	10,657.407	25,189.843	160,682.405
Large Company Value Fund—1.25% series contract	14,452.184	0.848	12.448	14,440.584
Large Company Value Fund—1.10% series contract	571.713	84.767	94.674	561.806
Large Company Value Fund—0.95% series contract	9,459.965	2,127.306	2,552.136	9,035.135
Mid Cap Value Fund—1.50% series contract	820.198	187.270	171.806	835.662
Mid Cap Value Fund—1.40% series contract	339,492.663	12,854.014	63,421.873	288,924.804
Mid Cap Value Fund—1.25% series contract	16,863.583	186.899	348.845	16,701.637
Mid Cap Value Fund—1.10% series contract	1,046.925	50.346	23.115	1,074.156
Mid Cap Value Fund—0.95% series contract	8,069.327	1,629.587	1,014.314	8,684.600
Ultra Fund—1.50% series contract	898.272	6.022	58.228	846.066
Ultra Fund—1.40% series contract	323,332.417	15,882.461	43,115.017	296,099.861
Ultra Fund—1.25% series contract	66.840	0.507	13.446	53.901
Ultra Fund—1.10% series contract	2,441.769	98.021	70.006	2,469.784
Ultra Fund—0.95% series contract	3,376.867	2,130.083	1,766.764	3,740.186
Vista Fund—1.50% series contract	269.306	1.923	271.229	0.000
Vista Fund—1.40% series contract	437,288.985	2,106.938	439,395.923	0.000
Vista Fund—1.25% series contract	3,216.806	0.000	3,216.806	0.000
Vista Fund—1.10% series contract	1,398.806	10.669	1,409.475	0.000
Vista Fund—0.95% series contract	483.351	9.319	492.670	0.000
Calamos Advisors Trust:
Growth and Income Portfolio—1.50% series contract	437.513	0.000	19.234	418.279
Growth and Income Portfolio—1.40% series contract	122,133.087	7,391.311	18,428.842	111,095.556
Growth and Income Portfolio—1.25% series contract	8,581.233	0.000	713.560	7,867.673
Growth and Income Portfolio—1.10% series contract	848.809	39.289	701.346	186.752
Growth and Income Portfolio—0.95% series contract	12,312.111	1,203.939	532.907	12,983.143
Davis Variable Account Fund, Inc.:
Value Portfolio—1.40% series contract	95,678.915	13,492.401	26,179.601	82,991.715
Value Portfolio—1.25% series contract	132.049	0.000	0.001	132.048
Value Portfolio—1.10% series contract	2,935.808	216.781	0.068	3,152.521
Value Portfolio—0.95% series contract	5,197.583	764.247	682.884	5,278.946
Deutsche Investments VIT Funds—Class A:
Small Cap Index VIP—1.50% series contract	227.804	0.000	102.033	125.771
Small Cap Index VIP—1.40% series contract	204,381.417	11,941.244	41,019.630	175,303.031
Small Cap Index VIP—1.25% series contract	30.914	0.000	7.465	23.449
Small Cap Index VIP—1.10% series contract	262.736	28.307	22.277	268.766
Small Cap Index VIP—0.95% series contract	2,715.143	981.093	833.997	2,862.239
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.—1.50% series contract	273.700	0.000	0.000	273.700
Socially Responsible Growth Fund, Inc.—1.40% series contract	421,241.321	7,727.586	44,552.125	384,416.782
Socially Responsible Growth Fund, Inc.—1.10% series contract	2,241.578	0.000	0.000	2,241.578
Socially Responsible Growth Fund, Inc.—0.95% series contract	853.223	84.525	0.000	937.748
Stock Index Fund, Inc.—1.50% series contract	1,241.846	203.432	1.495	1,443.783
Stock Index Fund, Inc.—1.40% series contract	2,179,625.801	36,880.796	254,389.987	1,962,116.610
Stock Index Fund, Inc.—1.25% series contract	5,879.315	712.911	337.230	6,254.996
Stock Index Fund, Inc.—1.10% series contract	16,677.015	915.817	107.670	17,485.162
Stock Index Fund, Inc.—0.95% series contract	13,737.827	2,793.707	1,644.197	14,887.337
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio—1.50% series contract	179.467	0.000	0.530	178.937
Technology Growth Portfolio—1.40% series contract	696,116.725	12,092.270	93,642.212	614,566.783
Technology Growth Portfolio—1.25% series contract	24.449	0.000	0.000	24.449
Technology Growth Portfolio—1.10% series contract	1,048.828	2.147	372.411	678.564
Technology Growth Portfolio—0.95% series contract	2,271.775	523.878	229.013	2,566.640
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio—1.40% series contract	72,702.273	18,225.451	42,579.438	48,348.286
MidCap Stock Portfolio—1.25% series contract	63.136	0.000	0.001	63.135
MidCap Stock Portfolio—1.10% series contract	414.620	59.686	132.882	341.424
MidCap Stock Portfolio—0.95% series contract	4,330.179	534.805	100.062	4,764.922

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2014	Purchased	Redeemed	12/31/2014
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio—1.50% series contract	237.341	0.000	0.003	237.338
Appreciation Portfolio—1.40% series contract	418,467.616	19,515.253	57,836.874	380,145.995
Appreciation Portfolio—1.25% series contract	18,085.284	681.897	486.451	18,280.730
Appreciation Portfolio—1.10% series contract	535.481	8.995	0.000	544.476
Appreciation Portfolio—0.95% series contract	4,112.458	216.219	52.456	4,276.221
Growth and Income Portfolio—1.50% series contract	639.120	11.778	428.881	222.017
Growth and Income Portfolio—1.40% series contract	226,651.886	9,615.527	33,617.205	202,650.208
Growth and Income Portfolio—1.10% series contract	499.416	14.515	0.272	513.659
Growth and Income Portfolio—0.95% series contract	1,455.617	435.554	447.070	1,444.101
Money Market Portfolio—1.50% series contract	2,030.992	189.965	0.000	2,220.957
Money Market Portfolio—1.40% series contract	2,752,059.241	478,081.579	980,485.106	2,249,655.714
Money Market Portfolio—1.10% series contract	44,065.536	1,804.478	67.911	45,802.103
Money Market Portfolio—0.95% series contract	44,726.980	8,462.235	3,907.234	49,281.981
Opportunistic Small Cap Portfolio—1.50% series contract	439.975	11.597	0.629	450.943
Opportunistic Small Cap Portfolio—1.40% series contract	392,346.554	16,691.517	55,207.323	353,830.748
Opportunistic Small Cap Portfolio—1.25% series contract	2,851.434	177.808	78.488	2,950.754
Opportunistic Small Cap Portfolio—1.10% series contract	304.495	31.450	0.013	335.932
Opportunistic Small Cap Portfolio—0.95% series contract	806.254	474.281	143.397	1,137.138
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	213,422.095	41,970.800	57,150.236	198,242.659
Ibbotson Balanced ETF Asset Allocation Portfolio—1.10% series contract	223.175	0.000	3.763	219.412
Ibbotson Balanced ETF Asset Allocation Portfolio—0.95% series contract	13,588.433	3,065.465	573.573	16,080.325
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contra	49,479.756	13,906.893	23,136.060	40,250.589
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contra	2,810.276	0.000	0.002	2,810.274
Ibbotson Conservative ETF Asset Allocation Portfolio—1.10% series contra	610.793	0.000	516.292	94.501
Ibbotson Conservative ETF Asset Allocation Portfolio—0.95% series contra	4,366.463	574.981	267.433	4,674.011
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	282,439.876	15,147.689	66,605.927	230,981.638
Ibbotson Growth ETF Asset Allocation Portfolio—1.10% series contract	26.457	15.791	0.255	41.993
Ibbotson Growth ETF Asset Allocation Portfolio—0.95% series contract	24,988.645	2,412.806	3,405.966	23,995.485
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series	54,707.898	9,018.641	16,183.587	47,542.952
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.10% series	35.377	23.384	0.351	58.410
Ibbotson Income and Growth ETF Asset Allocation Portfolio—0.95% series	9,992.380	187.239	205.330	9,974.289
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund—1.40% series contract	156,645.428	70,530.686	35,591.306	191,584.808
Templeton Foreign VIP Fund—1.25% series contract	178.111	444.296	17.597	604.810
Templeton Foreign VIP Fund—1.10% series contract	7,039.332	679.658	49.690	7,669.300
Templeton Foreign VIP Fund—0.95% series contract	22,140.692	4,891.373	3,201.815	23,830.250
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund—1.65% series contract	414.531	0.000	414.531	0.000
American Value Fund—1.50% series contract	279.549	8.675	13.800	274.424
American Value Fund—1.40% series contract	263,974.437	8,818.702	41,001.182	231,791.957
American Value Fund—1.25% series contract	4,631.109	0.000	52.363	4,578.746
American Value Fund—1.10% series contract	1,169.565	3.197	2.105	1,170.657
American Value Fund—0.95% series contract	2,002.222	311.922	69.801	2,244.343
Compstock Fund—1.50% series contract	791.135	0.000	469.026	322.109
Compstock Fund—1.40% series contract	593,591.602	32,924.620	76,594.979	549,921.243
Compstock Fund—1.25% series contract	265.380	0.000	0.000	265.380
Compstock Fund—1.10% series contract	12,289.555	720.421	87.482	12,922.494
Compstock Fund—0.95% series contract	6,818.750	1,220.973	790.980	7,248.743
Core Equity Fund—1.40% series contract	413,576.950	5,249.714	85,068.790	333,757.874
Core Equity Fund—1.10% series contract	2,035.538	36.417	0.355	2,071.600
Core Equity Fund—0.95% series contract	2,221.236	209.689	14.753	2,416.172
Diversified Dividend Fund—1.40% series contract	85,781.764	11,453.093	19,886.248	77,348.609
Diversified Dividend Fund—1.25% series contract	996.225	0.000	0.000	996.225
Diversified Dividend Fund—1.10% series contract	514.308	89.046	0.410	602.944
Diversified Dividend Fund—0.95% series contract	3,230.947	90.767	357.211	2,964.503
Global Health Care Fund—1.50% series contract	49.022	0.000	0.257	48.765
Global Health Care Fund—1.40% series contract	195,336.043	38,155.900	47,689.692	185,802.251
Global Health Care Fund—1.25% series contract	1,211.540	145.077	26.051	1,330.566
Global Health Care Fund—1.10% series contract	550.739	0.000	0.011	550.728
Global Health Care Fund—0.95% series contract	5,066.877	554.065	492.154	5,128.788
High Yield Fund—1.40% series contract	141,076.361	13,634.707	21,663.253	133,047.815
High Yield Fund—1.25% series contract	4,374.916	0.369	155.596	4,219.689
High Yield Fund—1.10% series contract	208.149	51.766	43.581	216.334
High Yield Fund—0.95% series contract	5,643.650	1,492.006	1,064.289	6,071.367
Mid Cap Growth Fund—1.50% series contract	2,772.014	382.767	238.403	2,916.378
Mid Cap Growth Fund—1.40% series contract	757,880.351	21,925.238	102,859.122	676,946.467
Mid Cap Growth Fund—1.25% series contract	2,867.485	0.000	0.001	2,867.484
Mid Cap Growth Fund—1.10% series contract	14,238.945	942.155	118.788	15,062.312
Mid Cap Growth Fund—0.95% series contract	8,343.926	1,613.048	1,061.841	8,895.133
Small Cap Equity Fund—1.40% series contract	183,064.250	10,063.590	26,089.008	167,038.832
Small Cap Equity Fund—1.25% series contract	3,792.458	0.273	53.892	3,738.839
Small Cap Equity Fund—1.10% series contract	238.178	40.416	80.824	197.770
Small Cap Equity Fund—0.95% series contract	3,356.473	495.144	253.480	3,598.137

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2014	Purchased	Redeemed	12/31/2014
Janus Aspen Series—Institutional Shares:
Balanced Portfolio—1.65% series contract	408.386	0.000	408.386	0.000
Balanced Portfolio—1.50% series contract	1,239.459	133.555	30.453	1,342.561
Balanced Portfolio—1.40% series contract	1,208,062.460	32,258.653	154,034.489	1,086,286.624
Balanced Portfolio—1.25% series contract	17,874.911	126.608	1,941.707	16,059.812
Balanced Portfolio—1.10% series contract	4,522.081	109.282	241.979	4,389.384
Balanced Portfolio—0.95% series contract	8,889.454	1,387.490	638.892	9,638.052
Enterprise Portfolio—1.40% series contract	508,249.496	12,521.865	71,523.602	449,247.759
Enterprise Portfolio—1.25% series contract	1,824.404	0.433	1,694.181	130.656
Enterprise Portfolio—1.10% series contract	4,884.457	52.928	583.041	4,354.344
Enterprise Portfolio—0.95% series contract	3,925.458	860.309	880.138	3,905.629
Forty Portfolio—1.50% series contract	770.116	5.396	257.038	518.474
Forty Portfolio—1.40% series contract	708,645.861	15,921.683	88,769.572	635,797.972
Forty Portfolio—1.25% series contract	10,067.646	0.000	2,186.163	7,881.483
Forty Portfolio—1.10% series contract	4,437.772	85.721	970.910	3,552.583
Forty Portfolio—0.95% series contract	2,046.214	246.583	0.004	2,292.793
Global Research Portfolio—1.50% series contract	76.792	0.000	0.404	76.388
Global Research Portfolio—1.40% series contract	592,217.870	22,735.894	69,178.325	545,775.439
Global Research Portfolio—1.25% series contract	75.156	0.000	0.000	75.156
Global Research Portfolio—1.10% series contract	2,468.687	0.000	23.237	2,445.450
Global Research Portfolio—0.95% series contract	366.313	16.362	0.000	382.675
Janus Portfolio—1.50% series contract	26.052	0.000	0.683	25.369
Janus Portfolio—1.40% series contract	727,456.514	10,499.421	103,033.042	634,922.893
Janus Portfolio—1.25% series contract	4,884.797	0.000	2,323.730	2,561.067
Janus Portfolio—1.10% series contract	3,246.016	0.000	4.040	3,241.976
Janus Portfolio—0.95% series contract	3.892	0.000	0.001	3.891
Overseas Portfolio—1.50% series contract	726.804	115.653	127.290	715.167
Overseas Portfolio—1.40% series contract	598,121.570	29,434.811	69,782.120	557,774.261
Overseas Portfolio—1.25% series contract	20,287.924	125.110	1,241.473	19,171.561
Overseas Portfolio—1.10% series contract	8,228.210	883.348	33.727	9,077.831
Overseas Portfolio—0.95% series contract	9,239.060	1,843.320	641.692	10,440.688
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—1.50% series contract	770.045	24.174	79.114	715.105
Core Plus Fixed Income Portfolio—1.40% series contract	317,604.080	13,745.470	68,263.488	263,086.062
Core Plus Fixed Income Portfolio—1.25% series contract	14,812.605	622.877	719.760	14,715.722
Core Plus Fixed Income Portfolio—1.10% series contract	6,181.491	435.341	37.259	6,579.573
Core Plus Fixed Income Portfolio—0.95% series contract	6,914.737	778.841	1,096.464	6,597.114
Mid-Cap Growth Portfolio—1.40% series contract	71,334.305	12,058.160	14,790.726	68,601.739
Mid-Cap Growth Portfolio—1.10% series contract	125.333	22.261	0.363	147.231
Mid-Cap Growth Portfolio—0.95% series contract	4,632.611	2,874.939	2,682.973	4,824.577
U.S. Real Estate Portfolio—1.50% series contract	39.466	0.000	39.466	0.000
U.S. Real Estate Portfolio—1.40% series contract	233,162.546	8,687.522	42,397.477	199,452.591
U.S. Real Estate Portfolio—1.25% series contract	7,043.904	310.864	213.988	7,140.780
U.S. Real Estate Portfolio—1.10% series contract	3,255.364	171.984	82.173	3,345.175
U.S. Real Estate Portfolio—0.95% series contract	3,404.647	645.949	677.960	3,372.636
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund—1.40% series contract	134,160.760	9,305.839	22,315.316	121,151.283
Capital Appreciation Fund—1.25% series contract	883.964	0.000	0.000	883.964
Capital Appreciation Fund—1.10% series contract	1,402.590	154.148	0.081	1,556.657
Capital Appreciation Fund—0.95% series contract	5,289.502	1,228.579	965.923	5,552.158
Capital Income Fund—1.50% series contract	456.657	0.000	456.657	0.000
Capital Income Fund—1.40% series contract	109,115.932	14,938.397	22,376.909	101,677.420
Capital Income Fund—1.25% series contract	777.311	0.000	0.001	777.310
Capital Income Fund—1.10% series contract	150.558	0.000	0.000	150.558
Capital Income Fund—0.95% series contract	3,268.556	310.279	123.046	3,455.789
Main Street Fund—1.40% series contract	149,702.213	12,647.168	29,348.058	133,001.323
Main Street Fund—1.25% series contract	133.268	0.000	0.000	133.268
Main Street Fund—1.10% series contract	10,452.741	728.644	55.472	11,125.913
Main Street Fund—0.95% series contract	7,723.212	890.102	1,353.037	7,260.277
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio—1.40% series contract	244,655.406	19,916.226	67,572.812	196,998.820
Real Return Portfolio—1.25% series contract	2,194.112	0.880	5.963	2,189.029
Real Return Portfolio—1.10% series contract	1,549.691	216.883	4.816	1,761.758
Real Return Portfolio—0.95% series contract	7,110.120	2,276.299	1,446.146	7,940.273
Total Return Portfolio—1.50% series contract	991.340	13.425	19.065	985.700
Total Return Portfolio—1.40% series contract	372,789.364	38,962.323	85,157.199	326,594.488
Total Return Portfolio—1.25% series contract	11,842.748	1.970	877.746	10,966.972
Total Return Portfolio—1.10% series contract	14,959.527	1,478.681	181.004	16,257.204
Total Return Portfolio—0.95% series contract	60,481.448	10,004.470	13,176.565	57,309.353
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund—1.50% series contract	216.944	29.702	1.049	245.597
Conservative Growth Fund—1.40% series contract	199,342.049	1,554.916	29,303.770	171,593.195
Strategic Growth Fund—1.50% series contract	233.163	30.463	1.115	262.511
Strategic Growth Fund—1.40% series contract	249,517.020	4,978.454	31,620.344	222,875.130
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.40% series contract	38,218.022	1,972.416	5,353.059	34,837.379
2015 ETF Fund—1.10% series contract	98.846	0.000	0.000	98.846
2015 ETF Fund—0.95% series contract	2,398.181	0.000	2,398.181	0.000
2025 ETF Fund—1.40% series contract	41,011.112	1,280.886	5,684.669	36,607.329
2025 ETF Fund—1.25% series contract	1,606.628	0.000	0.006	1,606.622
2025 ETF Fund—1.10% series contract	263.684	0.000	39.378	224.306
2025 ETF Fund—0.95% series contract	1,611.492	218.144	0.001	1,829.635
2035 ETF Fund—1.40% series contract	27,515.820	1,309.183	3,642.548	25,182.455
2035 ETF Fund—1.10% series contract	1,088.762	0.000	82.384	1,006.378

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund—1.40% series contract	186,739.566	21,778.255	33,302.980	175,214.841
Large Company Value Fund—1.25% series contract	14,717.414	210.360	475.590	14,452.184
Large Company Value Fund—1.10% series contract	524.589	129.171	82.047	571.713
Large Company Value Fund—0.95% series contract	5,635.675	4,888.246	1,063.956	9,459.965
Mid Cap Value Fund—1.50% series contract	642.420	178.870	1.092	820.198
Mid Cap Value Fund—1.40% series contract	372,125.285	44,323.549	76,956.171	339,492.663
Mid Cap Value Fund—1.25% series contract	19,281.396	1,107.041	3,524.854	16,863.583
Mid Cap Value Fund—1.10% series contract	1,045.844	70.532	69.451	1,046.925
Mid Cap Value Fund—0.95% series contract	6,345.659	2,787.387	1,063.719	8,069.327
Ultra Fund—1.50% series contract	1,033.529	0.000	135.257	898.272
Ultra Fund—1.40% series contract	343,466.575	39,249.244	59,383.402	323,332.417
Ultra Fund—1.25% series contract	21.616	84.517	39.293	66.840
Ultra Fund—1.10% series contract	3,573.179	202.250	1,333.660	2,441.769
Ultra Fund—0.95% series contract	2,630.147	1,468.865	722.145	3,376.867
Vista Fund—1.50% series contract	259.871	10.379	0.944	269.306
Vista Fund—1.40% series contract	503,308.587	23,896.831	89,916.433	437,288.985
Vista Fund—1.25% series contract	4,068.932	244.372	1,096.498	3,216.806
Vista Fund—1.10% series contract	2,604.289	55.210	1,260.693	1,398.806
Vista Fund—0.95% series contract	239.945	253.817	10.411	483.351
Calamos Advisors Trust:
Growth and Income Portfolio—1.50% series contract	1,270.754	3.852	837.093	437.513
Growth and Income Portfolio—1.40% series contract	156,626.753	17,569.444	52,063.110	122,133.087
Growth and Income Portfolio—1.25% series contract	8,963.962	230.954	613.683	8,581.233
Growth and Income Portfolio—1.10% series contract	845.823	47.625	44.639	848.809
Growth and Income Portfolio—0.95% series contract	16,591.726	3,089.625	7,369.240	12,312.111
Davis Variable Account Fund, Inc.:
Value Portfolio—1.50% series contract	533.904	0.000	533.904	0.000
Value Portfolio—1.40% series contract	98,427.146	34,252.025	37,000.256	95,678.915
Value Portfolio—1.25% series contract	239.789	37.732	145.472	132.049
Value Portfolio—1.10% series contract	2,927.853	323.039	315.084	2,935.808
Value Portfolio—0.95% series contract	4,912.307	831.398	546.122	5,197.583
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.—1.50% series contract	273.697	0.000	0.000	273.697
Socially Responsible Growth Fund, Inc.—1.40% series contract	451,515.106	22,275.599	52,549.384	421,241.321
Socially Responsible Growth Fund, Inc.—1.10% series contract	8,371.443	171.776	6,301.643	2,241.576
Socially Responsible Growth Fund, Inc.—0.95% series contract	752.452	100.769	0.000	853.221
Stock Index Fund, Inc.—1.50% series contract	1,042.478	201.896	2.528	1,241.846
Stock Index Fund, Inc.—1.40% series contract	2,415,631.774	241,838.045	477,844.018	2,179,625.801
Stock Index Fund, Inc.—1.25% series contract	7,501.052	790.052	2,411.789	5,879.315
Stock Index Fund, Inc.—1.10% series contract	19,777.982	3,470.140	6,571.107	16,677.015
Stock Index Fund, Inc.—0.95% series contract	8,913.129	5,686.805	862.107	13,737.827
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio—1.50% series contract	180.111	0.000	0.644	179.467
Technology Growth Portfolio—1.40% series contract	760,683.232	37,116.225	101,682.732	696,116.725
Technology Growth Portfolio—1.25% series contract	24.447	0.000	0.000	24.447
Technology Growth Portfolio—1.10% series contract	3,828.369	69.924	2,849.465	1,048.828
Technology Growth Portfolio—0.95% series contract	1,302.878	1,583.320	614.423	2,271.775
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio—1.40% series contract	65,350.491	98,281.665	90,929.883	72,702.273
MidCap Stock Portfolio—1.25% series contract	49.535	24.978	11.377	63.136
MidCap Stock Portfolio—1.10% series contract	360.021	112.710	58.111	414.620
MidCap Stock Portfolio—0.95% series contract	3,153.542	1,979.288	802.651	4,330.179
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio—1.50% series contract	237.341	0.000	0.000	237.341
Appreciation Portfolio—1.40% series contract	480,698.667	26,335.204	88,566.255	418,467.616
Appreciation Portfolio—1.25% series contract	23,364.331	1,157.166	6,436.213	18,085.284
Appreciation Portfolio—1.10% series contract	1,500.955	35.049	1,000.526	535.478
Appreciation Portfolio—0.95% series contract	3,838.950	345.643	72.135	4,112.458
Growth and Income Portfolio—1.50% series contract	619.521	19.601	0.002	639.120
Growth and Income Portfolio—1.40% series contract	256,128.605	12,518.707	41,995.426	226,651.886
Growth and Income Portfolio—1.10% series contract	5,161.119	663.651	5,325.354	499.416
Growth and Income Portfolio—0.95% series contract	735.182	720.435	0.000	1,455.617
Money Market Portfolio—1.50% series contract	1,773.300	257.680	0.000	2,030.980
Money Market Portfolio—1.40% series contract	3,400,012.115	571,711.284	1,219,664.158	2,752,059.241
Money Market Portfolio—1.10% series contract	46,883.550	3,470.866	6,288.880	44,065.536
Money Market Portfolio—0.95% series contract	34,550.351	10,446.997	270.368	44,726.980
Opportunistic Small Cap Portfolio—1.50% series contract	421.689	19.004	0.718	439.975
Opportunistic Small Cap Portfolio—1.40% series contract	439,984.821	38,066.777	85,705.044	392,346.554
Opportunistic Small Cap Portfolio—1.25% series contract	2,954.659	123.583	226.808	2,851.434
Opportunistic Small Cap Portfolio—1.10% series contract	1,780.473	87.288	1,563.266	304.495
Opportunistic Small Cap Portfolio—0.95% series contract	239.222	587.319	20.287	806.254
DWS Investments VIT Funds—Class A:
Small Cap Index VIP—1.50% series contract	227.804	0.000	0.000	227.804
Small Cap Index VIP—1.40% series contract	216,197.887	45,964.505	57,780.975	204,381.417
Small Cap Index VIP—1.25% series contract	12.683	40.568	22.337	30.914
Small Cap Index VIP—1.10% series contract	240.525	38.771	16.560	262.736
Small Cap Index VIP—0.95% series contract	2,386.295	568.504	239.656	2,715.143

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	263,014.521	17,740.831	67,333.257	213,422.095
Ibbotson Balanced ETF Asset Allocation Portfolio—1.10% series contract	1,743.840	55.095	1,575.760	223.175
Ibbotson Balanced ETF Asset Allocation Portfolio—0.95% series contract	10,673.266	2,984.530	69.363	13,588.433
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contract	58,845.157	5,385.883	14,751.284	49,479.756
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contract	2,795.797	14.479	0.000	2,810.276
Ibbotson Conservative ETF Asset Allocation Portfolio—1.10% series contract	2,043.470	52.039	1,484.716	610.793
Ibbotson Conservative ETF Asset Allocation Portfolio—0.95% series contract	3,142.103	1,224.360	0.000	4,366.463
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	311,928.946	30,431.164	59,920.234	282,439.876
Ibbotson Growth ETF Asset Allocation Portfolio—1.10% series contract	2,006.072	594.440	2,574.055	26.457
Ibbotson Growth ETF Asset Allocation Portfolio—0.95% series contract	29,541.369	4,984.558	9,537.282	24,988.645
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series contract	78,530.337	5,527.191	29,349.630	54,707.898
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.25% series contract	171.990	0.000	171.990	0.000
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.10% series contract	2,540.031	860.949	3,365.603	35.377
Ibbotson Income and Growth ETF Asset Allocation Portfolio—0.95% series contract	24,783.846	18,475.706	33,267.172	9,992.380
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund—1.40% series contract	118,926.202	119,632.208	81,912.982	156,645.428
Templeton Foreign Securities Fund—1.25% series contract	494.453	455.683	772.025	178.111
Templeton Foreign Securities Fund—1.10% series contract	8,545.848	3,185.016	4,691.532	7,039.332
Templeton Foreign Securities Fund—0.95% series contract	16,586.389	7,034.816	1,480.513	22,140.692
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund—1.65% series contract	415.080	0.000	0.549	414.531
American Value Fund—1.50% series contract	669.284	9.543	399.278	279.549
American Value Fund—1.40% series contract	290,678.039	26,909.326	53,612.928	263,974.437
American Value Fund—1.25% series contract	5,598.536	255.704	1,223.131	4,631.109
American Value Fund—1.10% series contract	1,429.027	6.236	265.698	1,169.565
American Value Fund—0.95% series contract	1,890.713	293.501	181.992	2,002.222
Compstock Fund—1.50% series contract	791.919	0.001	0.785	791.135
Compstock Fund—1.40% series contract	669,292.355	117,201.983	192,902.736	593,591.602
Compstock Fund—1.25% series contract	5,133.099	12.665	4,880.386	265.378
Compstock Fund—1.10% series contract	12,246.413	3,132.287	3,089.145	12,289.555
Compstock Fund—0.95% series contract	5,859.891	1,168.152	209.293	6,818.750
Core Equity Fund—1.40% series contract	476,803.908	174,154.642	237,381.600	413,576.950
Core Equity Fund—1.10% series contract	3,349.548	53.596	1,367.606	2,035.538
Core Equity Fund—0.95% series contract	2,484.698	192.681	456.143	2,221.236
Diversified Dividend Fund—1.40% series contract	78,953.087	34,950.130	28,121.453	85,781.764
Diversified Dividend Fund—1.25% series contract	975.556	20.668	0.000	996.224
Diversified Dividend Fund—1.10% series contract	411.372	103.424	0.488	514.308
Diversified Dividend Fund—0.95% series contract	512.350	3,757.108	1,038.511	3,230.947
Global Health Care Fund—1.50% series contract	49.327	0.000	0.305	49.022
Global Health Care Fund—1.40% series contract	211,794.810	40,770.893	57,229.660	195,336.043
Global Health Care Fund—1.25% series contract	1,471.867	86.766	347.093	1,211.540
Global Health Care Fund—1.10% series contract	550.739	0.000	0.000	550.739
Global Health Care Fund—0.95% series contract	1,975.991	4,080.591	989.705	5,066.877
High Yield Fund—1.40% series contract	142,423.197	78,969.019	80,315.855	141,076.361
High Yield Fund—1.25% series contract	10,066.333	341.724	6,033.141	4,374.916
High Yield Fund—1.10% series contract	390.262	69.135	251.248	208.149
High Yield Fund—0.95% series contract	5,783.246	1,455.920	1,595.516	5,643.650
Mid Cap Growth Fund—1.50% series contract	2,392.541	384.166	4.693	2,772.014
Mid Cap Growth Fund—1.40% series contract	815,554.470	52,708.386	110,382.505	757,880.351
Mid Cap Growth Fund—1.25% series contract	3,176.978	97.949	407.442	2,867.485
Mid Cap Growth Fund—1.10% series contract	14,349.911	4,696.739	4,807.705	14,238.945
Mid Cap Growth Fund—0.95% series contract	7,635.219	1,408.929	700.222	8,343.926
Small Cap Equity Fund—1.50% series contract	650.602	0.002	650.604	0.000
Small Cap Equity Fund—1.40% series contract	208,253.920	39,272.857	64,462.527	183,064.250
Small Cap Equity Fund—1.25% series contract	3,975.846	206.201	389.589	3,792.458
Small Cap Equity Fund—1.10% series contract	179.356	74.271	15.449	238.178
Small Cap Equity Fund—0.95% series contract	2,468.976	1,311.341	423.844	3,356.473
Janus Aspen Series—Institutional Shares:
Balanced Portfolio—1.65% series contract	408.927	0.000	0.541	408.386
Balanced Portfolio—1.50% series contract	1,322.657	132.427	215.625	1,239.459
Balanced Portfolio—1.40% series contract	1,306,046.946	132,119.174	230,103.660	1,208,062.460
Balanced Portfolio—1.25% series contract	24,444.146	1,616.837	8,186.072	17,874.911
Balanced Portfolio—1.10% series contract	6,896.121	267.830	2,641.870	4,522.081
Balanced Portfolio—0.95% series contract	4,520.706	5,692.898	1,324.150	8,889.454
Enterprise Portfolio—1.40% series contract	547,374.229	36,136.291	75,261.024	508,249.496
Enterprise Portfolio—1.25% series contract	2,485.119	68.668	729.383	1,824.404
Enterprise Portfolio—1.10% series contract	7,027.066	174.840	2,317.449	4,884.457
Enterprise Portfolio—0.95% series contract	2,249.531	2,492.860	816.933	3,925.458
Forty Portfolio—1.50% series contract	762.052	9.391	1.327	770.116
Forty Portfolio—1.40% series contract	802,313.680	53,769.312	147,437.131	708,645.861
Forty Portfolio—1.25% series contract	12,292.044	528.745	2,753.143	10,067.646
Forty Portfolio—1.10% series contract	4,618.959	181.241	362.428	4,437.772
Forty Portfolio—0.95% series contract	1,291.436	765.473	10.695	2,046.214
Global Research Portfolio—1.50% series contract	77.269	0.000	0.477	76.792
Global Research Portfolio—1.40% series contract	664,771.959	22,641.769	95,195.858	592,217.870
Global Research Portfolio—1.25% series contract	75.155	0.000	0.000	75.155
Global Research Portfolio—1.10% series contract	6,775.661	59.963	4,366.937	2,468.687
Global Research Portfolio—0.95% series contract	279.731	86.580	0.002	366.309
Janus Portfolio—1.50% series contract	26.875	0.000	0.823	26.052
Janus Portfolio—1.40% series contract	831,345.772	89,723.623	193,612.881	727,456.514
Janus Portfolio—1.25% series contract	5,813.849	33.554	962.606	4,884.797
Janus Portfolio—1.10% series contract	4,620.044	12.436	1,386.464	3,246.016
Janus Portfolio—0.95% series contract	3.892	0.000	0.000	3.892
Overseas Portfolio—1.50% series contract	987.590	33.886	294.672	726.804
Overseas Portfolio—1.40% series contract	691,417.785	82,675.761	175,971.976	598,121.570
Overseas Portfolio—1.25% series contract	22,134.338	1,206.063	3,052.477	20,287.924
Overseas Portfolio—1.10% series contract	10,314.591	2,401.196	4,487.577	8,228.210
Overseas Portfolio—0.95% series contract	8,726.240	2,603.158	2,090.338	9,239.060

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2013	Purchased	Redeemed	12/31/2013
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—1.50% series contract	736.640	34.351	0.946	770.045
Core Plus Fixed Income Portfolio—1.40% series contract	373,704.364	58,555.003	114,655.287	317,604.080
Core Plus Fixed Income Portfolio—1.25% series contract	15,609.756	208.545	1,005.696	14,812.605
Core Plus Fixed Income Portfolio—1.10% series contract	6,034.862	941.456	794.827	6,181.491
Core Plus Fixed Income Portfolio—0.95% series contract	5,533.684	1,811.094	430.041	6,914.737
Mid-Cap Growth Portfolio—1.50% series contract	747.280	0.000	747.280	0.000
Mid-Cap Growth Portfolio—1.40% series contract	119,005.736	18,258.758	65,930.189	71,334.305
Mid-Cap Growth Portfolio—1.10% series contract	508.836	32.264	415.767	125.333
Mid-Cap Growth Portfolio—0.95% series contract	2,814.203	2,322.117	503.709	4,632.611
U.S. Real Estate Portfolio—1.50% series contract	39.877	0.000	0.411	39.466
U.S. Real Estate Portfolio—1.40% series contract	257,201.976	39,343.646	63,383.076	233,162.546
U.S. Real Estate Portfolio—1.25% series contract	7,297.310	625.480	878.886	7,043.904
U.S. Real Estate Portfolio—1.10% series contract	3,695.376	560.225	1,000.237	3,255.364
U.S. Real Estate Portfolio—0.95% series contract	2,517.330	1,036.036	148.719	3,404.647
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund—1.40% series contract	144,156.056	46,559.563	56,554.859	134,160.760
Capital Appreciation Fund—1.25% series contract	1,047.827	173.331	337.202	883.956
Capital Appreciation Fund—1.10% series contract	1,265.355	225.112	87.877	1,402.590
Capital Appreciation Fund—0.95% series contract	4,609.739	1,415.991	736.228	5,289.502
Capital Income Fund—1.50% series contract	456.657	0.000	0.000	456.657
Capital Income Fund—1.40% series contract	124,751.493	8,027.620	23,663.181	109,115.932
Capital Income Fund—1.25% series contract	953.713	121.686	298.088	777.311
Capital Income Fund—1.10% series contract	255.080	0.000	104.522	150.558
Capital Income Fund—0.95% series contract	3,228.875	407.874	368.193	3,268.556
Main Street Fund—1.50% series contract	811.581	0.001	811.582	0.000
Main Street Fund—1.40% series contract	203,758.852	49,595.984	103,652.623	149,702.213
Main Street Fund—1.25% series contract	245.354	37.182	149.273	133.263
Main Street Fund—1.10% series contract	10,313.663	3,306.028	3,166.950	10,452.741
Main Street Fund—0.95% series contract	6,400.271	1,917.155	594.214	7,723.212
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio—1.40% series contract	329,750.940	46,959.287	132,054.821	244,655.406
Real Return Portfolio—1.25% series contract	2,113.435	99.869	19.192	2,194.112
Real Return Portfolio—1.10% series contract	1,968.057	1,168.394	1,586.760	1,549.691
Real Return Portfolio—0.95% series contract	6,831.624	2,770.250	2,491.754	7,110.120
Total Return Portfolio—1.50% series contract	849.921	141.419	0.000	991.340
Total Return Portfolio—1.40% series contract	437,458.142	151,996.489	216,665.267	372,789.364
Total Return Portfolio—1.25% series contract	20,174.509	952.554	9,284.315	11,842.748
Total Return Portfolio—1.10% series contract	13,507.840	3,410.171	1,958.484	14,959.527
Total Return Portfolio—0.95% series contract	53,491.942	17,209.799	10,220.293	60,481.448
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund—1.50% series contract	186.410	31.602	1.068	216.944
Conservative Growth Fund—1.40% series contract	190,575.158	30,762.019	21,995.128	199,342.049
Strategic Growth Fund—1.50% series contract	200.896	33.416	1.149	233.163
Strategic Growth Fund—1.40% series contract	232,823.335	45,424.255	28,730.570	249,517.020
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.40% series contract	41,913.564	5,104.576	8,800.118	38,218.022
2015 ETF Fund—1.10% series contract	1,673.142	0.000	1,574.298	98.844
2015 ETF Fund—0.95% series contract	2,398.181	0.000	0.000	2,398.181
2025 ETF Fund—1.40% series contract	33,150.161	13,806.082	5,945.131	41,011.112
2025 ETF Fund—1.25% series contract	1,539.600	67.029	0.001	1,606.628
2025 ETF Fund—1.10% series contract	263.684	0.000	0.000	263.684
2025 ETF Fund—0.95% series contract	0.000	1,611.492	0.000	1,611.492
2035 ETF Fund—1.40% series contract	34,919.240	3,790.971	11,194.391	27,515.820
2035 ETF Fund—1.10% series contract	1,317.426	0.000	228.664	1,088.762

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2014				Periods Ended December 31, 2014
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund (*)	633	$10.788863	$10.830250	$6,832	0.45%	0.95%	1.50%	0.00%	0.00%
Large Company Value Fund	185	16.061236	16.816791	2,978	1.46%	0.95%	1.40%	11.29%	11.80%
Mid Cap Value Fund	316	23.603474	24.967893	7,557	1.18%	0.95%	1.50%	14.68%	15.32%
Ultra Fund	303	16.933054	17.911967	5,191	0.36%	0.95%	1.50%	8.35%	8.95%
Calamos Advisors Trust:
Growth and Income Portfolio	133	13.152503	13.727121	1,764	0.95%	0.95%	1.50%	5.24%	5.83%
Davis Variable Account Fund, Inc.:
Value Portfolio	92	12.181922	12.615615	1,119	0.90%	0.95%	1.40%	4.57%	5.05%
Deutsche Investments VIT Funds—Class A:
Small Cap Index VIP	179	25.403848	27.705078	4,615	0.99%	0.95%	1.50%	3.17%	3.75%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	388	18.624265	20.509527	7,355	1.05%	0.95%	1.50%	11.75%	12.37%
Stock Index Fund, Inc.	2,002	22.579740	24.865276	46,032	1.73%	0.95%	1.50%	11.72%	12.35%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	618	19.751850	20.893838	12,335	0.00%	0.95%	1.50%	5.22%	5.81%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	54	15.513096	16.065283	833	0.85%	0.95%	1.40%	10.20%	10.70%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	403	22.154615	24.396672	9,034	1.80%	0.95%	1.50%	6.47%	7.06%
Growth and Income Portfolio	205	19.160366	21.100324	3,997	0.95%	0.95%	1.50%	8.42%	9.03%
Money Market Portfolio	2,347	1.129771	1.225682	2,691	0.00%	0.95%	1.50%	-1.31%	-0.77%
Opportunistic Small Cap Portfolio	359	18.997297	20.920413	6,935	0.00%	0.95%	1.50%	0.07%	0.63%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	215	11.898427	12.321907	2,560	1.14%	0.95%	1.40%	3.05%	3.52%
Ibbotson Conservative ETF Asset Allocation Portfolio	48	11.587015	11.999347	557	0.97%	0.95%	1.40%	1.33%	1.79%
Ibbotson Growth ETF Asset Allocation Portfolio	255	11.649302	12.063926	2,981	0.98%	0.95%	1.40%	3.11%	3.58%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	58	11.684006	12.099799	677	1.23%	0.95%	1.40%	1.86%	2.32%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund	224	9.898727	10.251136	2,225	1.82%	0.95%	1.40%	-12.38%	-11.98%
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	240	38.205863	42.072790	9,314	0.45%	0.95%	1.50%	8.10%	8.71%
Comstock Fund	571	15.070696	15.382713	8,637	1.32%	0.95%	1.50%	7.75%	8.35%
Core Equity Fund	338	16.310261	16.968526	5,519	0.88%	0.95%	1.40%	6.63%	7.12%
Diversified Dividend Fund	82	15.373433	15.633236	1,260	1.65%	0.95%	1.40%	11.25%	11.76%
Global Health Care Fund	193	22.409137	24.173229	4,390	0.00%	0.95%	1.50%	17.87%	18.53%
High Yield Fund	144	17.849906	18.739678	2,569	4.74%	0.95%	1.40%	0.30%	0.76%
Mid Cap Growth Fund	707	14.035640	14.246876	9,949	0.00%	0.95%	1.50%	6.42%	7.01%
Small Cap Equity Fund	175	20.124852	21.071586	3,518	0.00%	0.95%	1.40%	0.93%	1.39%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,118	34.430596	37.914925	39,088	1.72%	0.95%	1.50%	6.88%	7.48%
Enterprise Portfolio	458	34.129797	36.930852	15,637	0.16%	0.95%	1.40%	10.95%	11.45%
Forty Portfolio	650	19.806856	21.601115	13,091	0.16%	0.95%	1.50%	7.10%	7.70%
Global Research Portfolio	549	17.863305	19.671632	9,979	1.05%	0.95%	1.50%	5.83%	6.42%
Janus Portfolio	641	20.965141	23.087439	13,665	0.36%	0.95%	1.50%	11.30%	11.92%
Overseas Portfolio	597	25.928166	28.553140	15,704	6.14%	0.95%	1.50%	-13.20%	-12.71%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	292	18.202644	20.044656	5,408	3.05%	0.95%	1.50%	6.24%	6.83%
Mid-Cap Growth Portfolio	74	16.017087	16.587250	1,181	0.00%	0.95%	1.40%	0.54%	1.00%
U.S. Real Estate Portfolio	213	45.756354	49.511686	9,771	1.46%	0.95%	1.40%	27.91%	28.49%
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	129	16.884002	17.678184	2,186	0.45%	0.95%	1.40%	13.79%	14.31%
Capital Income Fund	106	11.537132	12.079889	1,226	2.11%	0.95%	1.40%	6.68%	7.17%
Main Street Fund	152	17.875277	18.716022	2,721	0.85%	0.95%	1.40%	9.15%	9.65%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	209	13.575379	14.213831	2,842	1.50%	0.95%	1.40%	1.66%	2.12%
Total Return Portfolio	412	15.032354	15.901249	6,310	2.23%	0.95%	1.50%	2.72%	3.29%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	172	14.185980	14.368777	2,469	2.06%	1.40%	1.50%	1.06%	1.16%
Strategic Growth Fund	223	13.756845	13.934005	3,109	1.65%	1.40%	1.50%	0.07%	0.17%
Wilshire Variable Insurance Trust:
2015 ETF Fund	35	12.157421	12.444515	425	1.54%	1.10%	1.40%	3.31%	3.63%
2025 ETF Fund	40	11.649085	12.063668	470	1.18%	0.95%	1.40%	3.65%	4.12%
2035 ETF Fund	26	11.116414	11.378982	291	1.14%	1.10%	1.40%	3.92%	4.23%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from April 25, 2014 (commencement of operations) to December 31, 2014.

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS —Continued

	At December 31, 2013				Periods Ended December 31, 2013
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund	200	$14.431820	$15.042053	$2,891	1.54%	0.95%	1.40%	29.50%	30.09%
Mid Cap Value Fund	366	20.582533	21.651433	7,622	1.21%	0.95%	1.50%	28.16%	28.88%
Ultra Fund	330	15.628758	16.440460	5,210	0.51%	0.95%	1.50%	35.02%	35.77%
Calamos Advisors Trust:
Growth and Income Portfolio	144	12.497481	12.971041	1,822	1.05%	0.95%	1.50%	14.65%	15.29%
Davis Variable Account Fund, Inc.:
Value Portfolio	104	11.649064	12.008955	1,213	0.91%	0.95%	1.40%	31.56%	32.16%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	425	16.666024	18.251125	7,198	1.28%	0.95%	1.50%	32.33%	33.07%
Stock Index Fund, Inc.	2,217	20.210458	22.132579	45,573	1.85%	0.95%	1.50%	30.05%	30.77%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	700	18.771857	19.746873	13,258	0.00%	0.95%	1.50%	30.81%	31.54%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	78	14.077773	14.512605	1,093	1.02%	0.95%	1.40%	32.81%	33.42%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	441	20.808266	22.786800	9,278	1.94%	0.95%	1.50%	19.29%	19.95%
Growth and Income Portfolio	229	17.671834	19.352985	4,121	1.05%	0.95%	1.50%	34.73%	35.48%
Money Market Portfolio	2,843	1.144796	1.235177	3,298	0.00%	0.95%	1.50%	-1.30%	-0.76%
Opportunistic Small Cap Portfolio	397	18.983929	20.789513	7,656	0.00%	0.95%	1.50%	46.32%	47.14%
DWS Investments VIT Funds—Class A:
Small Cap Index VIP	208	24.623052	26.704368	5,193	1.64%	0.95%	1.50%	36.56%	37.32%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	227	11.546536	11.903144	2,629	1.27%	0.95%	1.40%	10.29%	10.80%
Ibbotson Conservative ETF Asset Allocation Portfolio	57	11.435143	11.788240	657	1.19%	0.95%	1.40%	1.13%	1.59%
Ibbotson Growth ETF Asset Allocation Portfolio	307	11.297881	11.646826	3,482	1.13%	0.95%	1.40%	14.91%	15.44%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	65	11.470964	11.825199	746	1.11%	0.95%	1.40%	5.83%	6.31%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	186	11.296890	11.645851	2,111	2.24%	0.95%	1.40%	21.25%	21.80%
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	272	34.476918	38.702592	9,770	0.67%	0.95%	1.65%	32.05%	32.99%
Comstock Fund	614	13.987366	14.197646	8,611	1.67%	0.95%	1.50%	33.94%	34.68%
Core Equity Fund	418	15.295791	15.840787	6,393	1.36%	0.95%	1.40%	27.44%	28.02%
Diversified Dividend Fund	91	13.819067	13.988754	1,252	2.51%	0.95%	1.40%	29.20%	29.79%
Global Health Care Fund	202	19.011079	20.393828	3,900	0.69%	0.95%	1.50%	38.43%	39.21%
High Yield Fund	151	17.796241	18.598430	2,698	4.96%	0.95%	1.40%	5.51%	5.99%
Mid Cap Growth Fund	786	13.189388	13.313508	10,388	0.41%	0.95%	1.50%	31.89%	33.14%
Small Cap Equity Fund	190	19.939934	20.783040	3,802	0.01%	0.95%	1.40%	35.54%	36.16%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,241	31.426158	35.277339	40,556	2.28%	0.95%	1.65%	18.17%	19.01%
Enterprise Portfolio	519	30.762138	33.135553	15,968	0.50%	0.95%	1.40%	30.53%	31.12%
Forty Portfolio	726	18.493557	20.056834	13,637	0.71%	0.95%	1.50%	29.26%	29.98%
Global Research Portfolio	595	16.878876	18.484291	10,216	1.21%	0.95%	1.50%	26.50%	27.21%
Janus Portfolio	736	18.836692	20.628340	14,073	0.77%	0.95%	1.50%	28.38%	29.10%
Overseas Portfolio	637	29.869783	32.710883	19,257	3.08%	0.95%	1.50%	12.84%	13.47%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	346	17.133950	18.763025	6,034	3.65%	0.95%	1.50%	-1.81%	-1.26%
Mid-Cap Growth Portfolio	76	15.931061	16.423162	1,215	0.32%	0.95%	1.40%	35.56%	36.18%
U.S. Real Estate Portfolio	247	35.187181	38.533446	8,840	1.13%	0.95%	1.50%	0.52%	1.08%
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	142	14.837432	15.464775	2,107	1.01%	0.95%	1.40%	27.92%	28.51%
Capital Income Fund	114	10.715102	11.271706	1,232	2.39%	0.95%	1.50%	11.47%	12.09%
Main Street Fund	168	16.376301	17.068639	2,762	1.10%	0.95%	1.40%	29.93%	30.52%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	256	13.354110	13.918604	3,417	1.50%	0.95%	1.40%	-10.49%	-10.08%
Total Return Portfolio	461	14.634555	15.394474	6,856	2.20%	0.95%	1.50%	-3.43%	-2.89%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	200	14.037624	14.204086	2,835	1.00%	1.40%	1.50%	8.45%	8.56%
Strategic Growth Fund	250	13.747812	13.910727	3,474	0.67%	1.40%	1.50%	16.38%	16.50%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	11.767710	12.131154	480	1.76%	0.95%	1.40%	8.83%	9.33%
2025 ETF Fund	44	11.239207	11.586308	501	1.99%	0.95%	1.40%	10.65%	11.15%
2035 ETF Fund	29	10.697369	10.916796	306	1.61%	1.10%	1.40%	13.37%	13.71%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS —Continued

	At December 31, 2012				Periods Ended December 31, 2012
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund	208	$11.144510	$11.563002	$2,318	1.91%	0.95%	1.40%	14.76%	15.29%
Mid Cap Value Fund	399	16.059540	16.799792	6,476	2.00%	0.95%	1.50%	14.57%	15.22%
Ultra Fund	351	11.575185	12.108775	4,095	0.00%	0.95%	1.50%	12.21%	12.84%
Calamos Advisors Trust:
Growth and Income Portfolio	184	10.900516	11.250751	2,026	2.16%	0.95%	1.50%	6.79%	7.39%
Davis Variable Account Fund, Inc.:
Value Portfolio	107	8.803671	9.086665	949	1.56%	0.95%	1.50%	11.38%	12.00%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	461	12.594424	13.715738	5,902	0.83%	0.95%	1.50%	10.29%	10.91%
Stock Index Fund, Inc.	2,453	15.540816	16.924374	38,719	2.09%	0.95%	1.50%	13.99%	14.63%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	766	14.350210	15.011755	11,085	0.00%	0.95%	1.50%	13.88%	14.52%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	69	10.599682	10.877464	731	0.18%	0.95%	1.40%	17.66%	18.20%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	510	17.443859	18.996453	8,962	3.77%	0.95%	1.50%	8.77%	9.38%
Growth and Income Portfolio	263	13.116319	14.284381	3,503	0.65%	0.95%	1.50%	16.29%	16.95%
Money Market Portfolio	3,483	1.159822	1.244672	4,088	0.00%	0.95%	1.50%	-1.29%	-0.76%
Opportunistic Small Cap Portfolio	445	12.974086	14.129250	5,868	0.00%	0.95%	1.50%	18.75%	19.41%
DWS Investments VIT Funds—Class A:
Small Cap Index VIP	219	18.030911	19.446511	4,008	0.91%	0.95%	1.50%	14.50%	15.14%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	275	10.468828	10.743106	2,887	1.62%	0.95%	1.40%	9.25%	9.76%
Ibbotson Conservative ETF Asset Allocation Portfolio	67	11.307621	11.603815	757	1.38%	0.95%	1.40%	3.73%	4.21%
Ibbotson Growth ETF Asset Allocation Portfolio	343	9.831643	10.089265	3,385	1.28%	0.95%	1.40%	11.33%	11.84%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	106	10.839063	11.123004	1,157	1.69%	0.95%	1.40%	6.35%	6.84%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	145	9.317125	9.561306	1,352	2.80%	0.95%	1.40%	16.57%	17.10%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	483	12.002368	12.373554	5,795	0.97%	0.95%	1.40%	12.28%	12.80%
Diversified Dividend Fund	81	10.695708	10.777863	865	2.10%	0.95%	1.40%	17.06%	17.59%
Global Health Care Fund	216	13.732927	14.650040	3,001	0.00%	0.95%	1.50%	19.08%	19.75%
High Yield Fund	159	16.866905	17.547102	2,683	5.36%	0.95%	1.40%	15.52%	16.06%
Small Cap Equity Fund	216	14.591069	15.263779	3,173	0.00%	0.95%	1.50%	12.18%	12.81%
Van Kampen American Value Fund	301	26.108494	29.101539	8,140	0.71%	0.95%	1.65%	15.36%	16.19%
Van Kampen Comstock Fund	693	10.443398	10.541572	7,254	1.74%	0.95%	1.50%	17.43%	18.09%
Van Kampen Mid Cap Growth Fund (*)	843	9.772763	9.809977	8,246	0.00%	0.95%	1.50%	-2.27%	-1.90%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,344	26.593307	29.641370	37,025	2.84%	0.95%	1.65%	11.74%	12.53%
Enterprise Portfolio	559	23.567783	25.270845	13,178	0.00%	0.95%	1.40%	15.64%	16.17%
Forty Portfolio	821	14.307295	15.430571	11,921	0.74%	0.95%	1.50%	22.29%	22.98%
Janus Portfolio	842	14.672307	15.978674	12,532	0.57%	0.95%	1.50%	16.80%	17.46%
Overseas Portfolio	734	26.469833	28.826598	19,645	0.70%	0.95%	1.50%	11.76%	12.38%
Worldwide Portfolio	672	13.342878	14.530865	9,111	0.87%	0.95%	1.50%	18.27%	18.93%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	402	17.450128	19.003105	7,116	4.74%	0.95%	1.50%	7.79%	8.40%
Mid-Cap Growth Portfolio	123	11.684259	12.059774	1,447	0.00%	0.95%	1.50%	7.05%	7.65%
U.S. Real Estate Portfolio	271	35.004230	38.120131	9,630	0.89%	0.95%	1.50%	14.09%	14.73%
Oppenheimer Variable Account Funds—Non-Service Shares:
Balanced Fund	130	9.612383	10.055540	1,258	1.37%	0.95%	1.50%	10.65%	11.27%
Capital Appreciation Fund	151	11.598687	12.034178	1,755	0.71%	0.95%	1.40%	12.51%	13.03%
Main Street Fund	222	12.500898	13.077203	2,798	1.02%	0.95%	1.50%	15.11%	15.76%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	341	14.918978	15.478914	5,087	1.05%	0.95%	1.40%	7.23%	7.72%
Total Return Portfolio	525	15.154758	15.853109	8,069	2.52%	0.95%	1.50%	7.95%	8.56%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	191	12.943681	13.083891	2,496	1.82%	1.40%	1.50%	6.17%	6.28%
Strategic Growth Fund	233	11.813071	11.940945	2,783	1.43%	1.40%	1.50%	9.74%	9.85%
Wilshire Variable Insurance Trust:
2015 ETF Fund	46	10.812803	11.096102	498	2.13%	0.95%	1.40%	10.89%	11.40%
2025 ETF Fund	35	10.157895	10.334764	355	1.80%	1.10%	1.40%	11.15%	11.49%
2035 ETF Fund	36	9.436155	9.600483	342	1.58%	1.10%	1.40%	12.48%	12.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from April 26, 2012 (commencement of operations) to December 31, 2012.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS —Continued

	At December 31, 2011				Periods Ended December 31, 2011
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund	234	$9.711168	$10.029814	$2,279	1.63%	0.95%	1.40%	-0.29%	0.16%
Mid Cap Value Fund	472	14.016711	14.580948	6,677	1.31%	0.95%	1.50%	-2.18%	-1.63%
Ultra Fund	390	10.315905	10.731230	4,054	0.00%	0.95%	1.50%	-0.45%	0.11%
Calamos Advisors Trust:
Growth and Income Portfolio	213	10.207208	10.476349	2,190	1.69%	0.95%	1.50%	-3.34%	-2.80%
Davis Variable Account Fund, Inc.:
Value Portfolio	130	7.904526	8.113069	1,037	0.70%	0.95%	1.50%	-5.61%	-5.08%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	495	11.419795	12.367091	5,739	0.91%	0.95%	1.50%	-0.61%	-0.06%
Stock Index Fund, Inc.	2,693	13.633137	14.763987	37,239	1.84%	0.95%	1.50%	0.35%	0.91%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	847	12.601291	13.108589	10,748	0.00%	0.95%	1.50%	-9.16%	-8.66%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	54	9.008668	9.202542	489	0.43%	0.95%	1.40%	-1.20%	-0.75%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	555	16.038052	17.368050	8,984	1.70%	0.95%	1.50%	7.38%	7.98%
Growth and Income Portfolio	273	11.278546	12.214396	3,131	1.28%	0.95%	1.50%	-4.25%	-3.72%
Money Market Portfolio	4,195	1.174932	1.254221	4,979	0.01%	0.95%	1.50%	-1.25%	-0.74%
Opportunistic Small Cap Portfolio	476	10.925843	11.832216	5,281	0.41%	0.95%	1.50%	-15.14%	-14.66%
DWS Investments VIT Funds—Class A:
Small Cap Index VIP	249	15.747735	16.889302	3,968	0.91%	0.95%	1.50%	-5.85%	-5.32%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	230	9.582086	9.788226	2,204	1.01%	0.95%	1.40%	-2.27%	-1.83%
Ibbotson Conservative ETF Asset Allocation Portfolio	70	10.901054	11.135492	759	1.18%	0.95%	1.40%	1.70%	2.16%
Ibbotson Growth ETF Asset Allocation Portfolio	351	8.831294	9.021307	3,102	1.21%	0.95%	1.40%	-5.02%	-4.59%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	93	10.191838	10.411042	955	0.86%	0.95%	1.40%	-0.33%	0.13%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	123	7.992835	8.164847	987	1.83%	0.95%	1.40%	-11.88%	-11.48%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	555	10.689653	10.969906	5,929	0.95%	0.95%	1.40%	-1.46%	-1.01%
Dividend Growth Fund (*)	85	9.137312	9.165439	776	0.00%	0.95%	1.40%	-8.63%	-8.35%
Global Health Care Fund	236	11.532821	12.234356	2,748	0.00%	0.95%	1.50%	2.39%	2.96%
High Yield Fund	170	14.600221	15.119626	2,479	7.48%	0.95%	1.40%	-0.45%	0.00%
Small Cap Equity Fund	260	13.007163	13.530893	3,403	0.00%	0.95%	1.50%	-2.21%	-1.67%
Van Kampen Comstock Fund (*)	811	8.892927	8.926428	7,219	0.00%	0.95%	1.50%	-11.07%	-10.74%
Van Kampen U.S. Mid Cap Value Portfolio	347	22.632046	25.047366	8,127	0.70%	0.95%	1.65%	-0.74%	-0.04%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,480	23.800233	26.339751	36,419	2.64%	0.95%	1.65%	-0.04%	0.67%
Enterprise Portfolio	609	20.380175	21.753081	12,407	0.00%	0.95%	1.40%	-2.80%	-2.35%
Forty Portfolio	894	11.699545	12.547680	10,601	0.37%	0.95%	1.50%	-8.09%	-7.58%
Janus Portfolio	949	12.561895	13.604019	12,087	0.60%	0.95%	1.50%	-6.72%	-6.20%
Overseas Portfolio	819	23.685193	25.649952	19,613	0.49%	0.95%	1.50%	-33.19%	-32.81%
Worldwide Portfolio	741	11.281669	12.217572	8,486	0.59%	0.95%	1.50%	-15.03%	-14.56%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	461	16.188954	17.531258	7,568	3.78%	0.95%	1.50%	4.07%	4.65%
Mid-Cap Growth Portfolio	151	10.914608	11.202473	1,652	0.47%	0.95%	1.50%	-8.51%	-8.00%
U.S. Real Estate Portfolio	287	30.681207	33.225818	8,936	0.86%	0.95%	1.50%	4.33%	4.92%
Oppenheimer Variable Account Funds—Non-Service Shares:
Balanced Fund	140	8.687427	9.037210	1,228	2.51%	0.95%	1.50%	-0.79%	-0.23%
Capital Appreciation Fund	171	10.308821	10.647028	1,765	0.38%	0.95%	1.40%	-2.53%	-2.09%
Main Street Fund	251	10.859984	11.297248	2,747	0.82%	0.95%	1.50%	-1.51%	-0.96%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	380	13.912909	14.369148	5,284	1.94%	0.95%	1.40%	10.12%	10.62%
Total Return Portfolio	506	14.038660	14.603585	7,178	2.55%	0.95%	1.50%	2.06%	2.63%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	208	12.191822	12.311332	2,564	1.43%	1.40%	1.50%	0.37%	0.47%
Strategic Growth Fund	258	10.764584	10.870014	2,805	0.51%	1.40%	1.50%	-5.15%	-5.05%
Wilshire Variable Insurance Trust:
2015 ETF Fund	54	9.750608	9.960378	532	1.51%	0.95%	1.40%	0.14%	0.60%
2025 ETF Fund	37	9.139184	9.269945	338	1.29%	1.10%	1.40%	-1.14%	-0.84%
2035 ETF Fund	42	8.388909	8.508957	350	1.18%	1.10%	1.40%	-3.05%	-2.76%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fun manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccount that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include on those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented

Note:	Year ended unless otherwise noted.

(*) Period from May 2, 2011 (commencement of operations) to December 31, 2011.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS —Continued

	At December 31, 2010				Periods Ended December 31, 2010
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund	239	$9.739897	$10.013853	$2,331	1.48%	0.95%	1.40%	9.42%	9.92%
Mid Cap Value Fund	534	14.329115	14.823288	7,697	2.15%	0.95%	1.50%	17.47%	18.12%
Ultra Fund	435	10.362149	10.719593	4,539	0.49%	0.95%	1.50%	14.34%	14.98%
Calamos Advisors Trust:
Growth and Income Portfolio	150	10.560214	10.778592	1,593	1.70%	0.95%	1.50%	9.92%	10.53%
Davis Variable Account Fund, Inc.:
Value Portfolio	196	8.405610	8.547573	1,652	1.34%	0.95%	1.40%	11.19%	11.69%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	525	11.489945	12.374074	6,114	0.83%	0.95%	1.50%	13.09%	13.73%
Stock Index Fund, Inc.	2,991	13.585166	14.630486	41,179	1.75%	0.95%	1.50%	13.12%	13.75%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	928	13.872198	14.350654	12,957	0.00%	0.95%	1.50%	27.98%	28.70%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	55	9.118201	9.220701	499	0.14%	1.10%	1.40%	25.17%	25.55%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	599	14.935711	16.084677	9,011	2.09%	0.95%	1.50%	13.59%	14.22%
Growth and Income Portfolio	309	11.779080	12.685752	3,693	1.15%	0.95%	1.50%	16.83%	17.48%
Money Market Portfolio	4,891	1.189835	1.263611	5,874	0.01%	0.95%	1.50%	-1.24%	-0.74%
Opportunistic Small Cap Portfolio	512	12.874640	13.865307	6,684	0.72%	0.95%	1.50%	29.18%	29.90%
DWS Investments VIT Funds—Class A:
Small Cap Index VIP	285	16.725575	17.838550	4,817	0.89%	0.95%	1.50%	24.50%	25.19%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	217	9.804853	9.970363	2,133	0.72%	0.95%	1.40%	10.07%	10.57%
Ibbotson Conservative ETF Asset Allocation Portfolio	75	10.718686	10.899571	805	1.26%	0.95%	1.40%	4.89%	5.37%
Ibbotson Growth ETF Asset Allocation Portfolio	314	9.298466	9.455443	2,924	0.71%	0.95%	1.40%	12.27%	12.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	90	10.225248	10.397817	920	0.49%	0.95%	1.40%	7.35%	7.84%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	129	9.070806	9.223947	1,174	1.79%	0.95%	1.40%	6.89%	7.38%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	627	10.848006	11.081917	6,800	0.97%	0.95%	1.40%	8.02%	8.52%
Global Health Care Fund	258	11.263244	11.882155	2,931	0.00%	0.95%	1.50%	3.71%	4.29%
High Yield Fund	190	14.665988	15.118875	2,783	9.57%	0.95%	1.40%	11.98%	12.49%
Small Cap Equity Fund	242	13.301457	13.760300	3,236	0.00%	0.95%	1.50%	26.61%	27.32%
Van Kampen U.S. Mid Cap Value Portfolio	383	22.800917	25.056260	9,020	0.88%	0.95%	1.65%	20.23%	21.08%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,750	23.808573	26.163193	42,989	2.74%	0.95%	1.65%	6.60%	7.36%
Enterprise Portfolio	684	20.686244	22.277708	14,347	0.06%	0.95%	1.50%	23.96%	24.65%
Forty Portfolio	1,072	12.729492	13.576596	13,813	0.34%	0.95%	1.50%	5.15%	5.74%
Janus Portfolio	1,066	13.466769	14.503094	14,536	1.05%	0.95%	1.50%	12.80%	13.43%
Overseas Portfolio	923	35.449774	38.177207	33,017	0.68%	0.95%	1.50%	23.43%	24.12%
Worldwide Portfolio	838	13.277895	14.299594	11,279	0.59%	0.95%	1.50%	14.10%	14.74%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	525	15.556347	16.752885	8,276	6.04%	0.95%	1.50%	5.54%	6.13%
Mid-Cap Growth Portfolio	82	11.974622	12.176797	978	0.00%	0.95%	1.40%	30.46%	31.06%
U.S. Real Estate Portfolio	312	29.406587	31.669046	9,292	2.17%	0.95%	1.50%	28.02%	28.73%
Oppenheimer Variable Account Funds—Non-Service Shares:
Balanced Fund	150	8.756402	9.058486	1,319	1.42%	0.95%	1.50%	11.22%	11.84%
Capital Appreciation Fund	220	10.576448	10.873899	2,330	0.18%	0.95%	1.40%	7.89%	8.38%
Main Street Fund	225	11.026628	11.407016	2,501	0.97%	0.95%	1.50%	14.37%	15.00%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	436	12.556436	12.989457	5,511	1.41%	0.95%	1.50%	6.49%	7.08%
Total Return Portfolio	590	13.755099	14.229361	8,177	2.40%	0.95%	1.50%	6.50%	7.09%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	253	12.146740	12.253392	3,099	1.35%	1.40%	1.50%	10.76%	10.88%
Strategic Growth Fund	284	11.348485	11.448022	3,246	0.69%	1.40%	1.50%	13.64%	13.75%
Wilshire Variable Insurance Trust:
2015 ETF Fund	56	9.736952	9.901338	547	0.60%	0.95%	1.40%	9.97%	10.48%
2025 ETF Fund	30	9.244323	9.348177	278	0.68%	1.10%	1.40%	10.33%	10.66%
2035 ETF Fund	32	8.653185	8.750422	273	0.57%	1.10%	1.40%	11.08%	11.41%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

26

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2014, 2013 and 2012

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2014, 2013 and 2012

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2014 and 2013, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2015

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in thousands, except share data)

	December 31
	2014	2013
ASSETS
Invested assets:
Fixed maturities—available for sale—at fair value (amortized cost—$2,207,756 and $2,093,757)	$2,341,441	$2,187,827
Equity securities—available for sale—at fair value Common stocks (cost—$5,902 and $6,105)	6,395	6,007
Perpetual preferred stocks (cost—$1,000 and $1,000)	1,028	1,060
Policy loans	60,396	60,041
Cash and cash equivalents	21,898	24,927

Total cash and investments	2,431,158	2,279,862
Accrued investment income	22,684	22,597
Unamortized insurance acquisition costs, net	81,556	109,057
Other assets	15,660	23,658
Variable annuity assets (separate accounts)	661,887	664,531

Total assets	$3,212,945	$3,099,705

LIABILITIES
Annuity benefits accumulated	$2,164,932	$2,086,129
Current federal income tax payable to affiliate	373	2,758
Deferred federal income tax liability	48,796	42,259
Other liabilities	7,104	11,077
Variable annuity liabilities (separate accounts)	661,887	664,531

Total liabilities	2,883,092	2,806,754
STOCKHOLDER’S EQUITY
Common stock, par value—$125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	102,203	81,877
Accumulated other comprehensive income, net of tax	48,241	31,665

Total stockholder’s equity	329,853	292,951

Total liabilities and stockholder’s equity	$3,212,945	$3,099,705

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In thousands)

	Year Ended December 31
	2014	2013	2012
Revenues:
Net investment income	$114,373	$113,690	$113,206
Realized gains on securities (*)	3,302	3,108	10,648
Annuity policy charges	14,900	14,768	15,065
Other income	1,542	1,443	1,301

Total revenues	134,117	133,009	140,220
Cost and expenses:
Annuity benefits	62,168	47,976	52,733
Insurance acquisition expenses, net	27,075	22,865	35,611
Other operating and general expenses	15,579	16,634	18,131

Total costs and expenses	104,822	87,475	106,475

Operating earnings before income taxes	29,295	45,534	33,745
Provision for income tax expense	8,969	14,836	10,962

Net earnings	$20,326	$30,698	$22,783

(*) Consists of the following:
Realized gains before impairments	$3,303	$3,231	$11,003
Losses on securities with impairment	(1)	(115)	(403)
Non-credit portion of impairment recognized in other comprehensive (loss) income	—	(8)	48

Impairment charges recognized in earnings	(1)	(123)	(355)

Total realized gains on securities	$3,302	$3,108	$10,648

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In thousands)

	Year Ended December 31
	2014	2013	2012
Comprehensive Income:
Net earnings	$20,326	$30,698	$22,783
Other comprehensive income, net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	18,722	(27,566)	26,980
Reclassification adjustment for realized gains included in net earnings	(2,146)	(2,020)	(6,921)

Total net unrealized gains (losses) on securities	16,576	(29,586)	20,059

Total comprehensive income, net of tax	$36,902	$1,112	$42,842

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY

(In thousands)

	Year Ended December 31
	2014	2013	2012
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$176,909	$176,909	$176,909

Retained Earnings:
Balance at beginning of year	$81,877	$51,179	$28,396
Net earnings	20,326	30,698	22,783

Balance at end of year	$102,203	$81,877	$51,179

Accumulated other comprehensive income, net of tax:
Balance at beginning of year	$31,665	$61,251	$41,192
Change in net unrealized gains (losses) on securities, net of tax	16,576	(29,586)	20,059

Balance at end of year	$48,241	$31,665	$61,251

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31
	2014	2013	2012
Operating Activities:
Net earnings	$20,326	$30,698	$22,783
Adjustments:
Benefits to annuity policyholders	62,168	47,976	52,733
Amortization of insurance acquisition costs	22,422	18,236	30,729
Depreciation and amortization	(7,971)	(5,776)	(6,005)
Realized (gains) losses on investments, net	(3,302)	(3,108)	(10,648)
Change in:
Insurance acquisition costs, net	(11,223)	(11,558)	(13,068)
Accrued investment income	(87)	(358)	(593)
Payable to affiliates, net	(4,773)	4,477	(2,428)
Other liabilities	(2,777)	4,526	1,661
Other assets	13,967	4,838	(78)
Other, net	(116)	(264)	(47)

Net cash provided by operating activities	88,634	89,687	75,039
Investing Activities:
Purchases of:
Fixed maturities	(378,077)	(410,728)	(320,827)
Equity securities	—	(5,855)	(498)
Proceeds from:
Maturities and redemptions of fixed maturities	270,330	291,243	158,388
Sales of fixed maturities	3,729	20,342	34,998
Sales of equity maturities	564	555	10,971
(Increase) decrease in policy loans, net	(355)	169	(340)

Net cash used in investing activities	(103,809)	(104,274)	(117,308)
Financing Activities:
Annuity receipts	229,217	232,682	267,760
Annuity surrenders, benefits and withdrawals	(260,466)	(251,703)	(258,743)
Net transfers from variable annuity assets	43,395	31,924	36,058

Net cash provided by financing activities	12,146	12,903	45,075

Net (decrease) increase in cash and cash equivalents	(3,029)	(1,684)	2,806
Beginning cash and cash equivalents	24,927	26,611	23,805

Ending cash and cash equivalents	$21,898	$24,927	$26,611

See accompanying notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

B. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation. Events or transactions occurring subsequent to December 31, 2014, and prior to the filing of these audited financial statements, have been evaluated for potential recognition or disclosure herein.

FAIR VALUE MEASUREMENTS

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non-recurring fair value measurements of nonfinancial assets or liabilities in 2014 or 2013.

INVESTMENTS

Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

DERIVATIVES

Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of (i) the equity-based component of certain indexed annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed annuity products. Changes in the fair value of derivatives are included in earnings.

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.

DPAC (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. Unamortized insurance acquisition costs also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC and certain other balance sheet amounts related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC related to annuities is also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AILIC’s Balance Sheet.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)

Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

INCOME TAXES

The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT PLANS

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Amounts reported as the fair value of derivatives in annuity benefits accumulated are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured and carried at fair value in the financial statements at December 31 are summarized below (in thousands):

December 31, 2014	Level 1	Level 2	Level 3	Total
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$3,423	$7,260	$—	$10,683
States, municipalities and political subdivisions	—	362,051	—	362,051
Asset-backed securities		216,611	14,899	231,510
Residential MBS	—	274,765	20,310	295,075
Commercial MBS	—	245,682	3,615	249,297
Corporate and other	—	1,175,597	17,228	1,192,825
Equity securities:
Common stocks	6,395	—	—	6,395
Perpetual preferred stocks	—	1,028	—	1,028
Variable annuity (separate accounts) (*)	—	661,887	—	661,887
Other assets	—	11,509	—	11,509

Total assets accounted for at fair value	$9,818	$2,956,390	$56,052	$3,022,260

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$55,653	$55,653

	$—	$—	$55,653	$55,653

December 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$3,515	$7,726	$—	$11,241
States, municipalities and political subdivisions	—	307,920	—	307,920
Asset-backed securities		150,175	4,868	155,043
Residential MBS	—	283,338	25,677	309,015
Commercial MBS	—	290,884	1,580	292,464
Corporate and other	—	1,101,740	10,404	1,112,144
Equity securities:
Common stocks	6,007	—	—	6,007
Perpetual preferred stocks	—	1,060	—	1,060
Variable annuity (separate accounts) (*)	—	664,531	—	664,531
Other assets	—	12,681	3,374	16,055

Total assets accounted for at fair value	$9,522	$2,820,055	$45,903	$2,875,480

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$41,798	$41,798

	$—	$—	$41,798	$41,798

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

During 2014 and 2013, there were no transfers between Level 1 and Level 2. Less than 2% of the December 31, 2014 total assets accounted for at fair value were Level 3 assets. Approximately 43% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Internally developed Level 3 asset fair values represent approximately 3% of shareholders’ equity.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $55.7 million at December 31, 2014. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

Unobservable Input	Range
Adjustment for credit risk	0.40% - 1.75% over the risk free rate
Risk margin for uncertanty in cash flows	0.52% reduction in the discount rate
Surrenders	4% - 16% of indexed account value
Partial surrenders	2% - 6% of indexed account value
Annuitizations	1% - 1.5% of indexed account value
Deaths	1.5% - 3.0% of indexed account value
Budgeted option costs	2.25% - 3.5% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 5% to 11% in the majority of future calendar years (4%—16% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2014, 2013, and 2012 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
Residential MBS	$25,677	$248	$(244)	$—	$(2,483)	$7,323	$(10,211)	$20,310
Commercial MBS	1,580	(22)	(5)	—	—	2,062	—	3,615
Asset-backed securities	4,868	736	(79)	7,674	(3,212)	5,907	(995)	14,899
Corporate and other	10,404	643	322	—	(2,831)	8,690	—	17,228
Other assets	3,374	50	—	—	(3,424)	—	—	—
Embedded derivatives	41,798	11,683	—	5,735	(3,563)	—	—	55,653

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2012	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2013
AFS fixed maturities:
States, municipalities and political subdivisions	$—	$—	$—	$—	$—	$—	$—	$—
Residential MBS	26,699	409	727	685	(5,891)	8,801	(5,753)	25,677
Commercial MBS	1,198	(61)	(32)	—	—	475	—	1,580
Asset-backed securities	9,223	51	(127)	—	(221)	800	(4,858)	4,868
Corporate and other	11,728	(1)	(978)	—	(345)	—	—	10,404
Other assets	4,467	122	—	4,182	(5,397)	—	—	3,374
Embedded derivatives	38,733	2,020	—	3,987	(2,942)	—	—	41,798

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2011	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2012
AFS fixed maturities:
States, municipalities and political subdivisions	$—	$25	$64	$1,466	$—	$—	$(1,555)	$—
Residential MBS	34,938	527	678	4,534	(3,681)	5,473	(15,770)	26,699
Commercial MBS	1,109	(74)	163	—	—	—	—	1,198
Asset-backed securities	6,713	90	573	—	(176)	2,023	—	9,223
Corporate and other	22,575	3	1,038	980	(1,767)	—	(11,101)	11,728
Other assets	3,650	193	—	916	(292)	—	—	4,467
Embedded derivatives	35,861	(99)	—	5,067	(2,096)	—	—	38,733

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

2014	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Policy loans	$60,396	$60,396	$—	$—	$60,396
Cash and cash equivalents	21,898	21,898	21,898	—	—

Total financial assets not accounted for at fair value	$82,294	$82,294	$21,898	$—	$60,396

Financial liabilities:
Annuity benefits accumulated*	$2,156,207	$2,123,883	$—	$—	$2,123,883

Total financial liabilities not accounted for at fair value	$2,156,207	$2,123,883	$—	$—	$2,123,883

2013	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Policy loans	$60,041	$60,041	$—	$—	$60,041
Cash and cash equivalents	24,927	24,927	24,927	—	—

Total financial assets not accounted for at fair value	$84,968	$84,968	$24,927	$—	$60,041

Financial liabilities:
Annuity benefits accumulated*	$2,035,858	$1,949,827	$—	$—	$1,949,827

Total financial liabilities not accounted for at fair value	$2,035,858	$1,949,827	$—	$—	$1,949,827

*	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2014
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$9,937	$10,683	$746	$—
States, municipalities and political subdivisions	344,053	362,051	19,006	(1,008)
Residential MBS	266,453	295,075	29,691	(1,069)
Commercial MBS	232,371	249,297	16,926	—
Asset-backed securities	230,378	231,510	2,576	(1,444)
Corporate and other	1,124,564	1,192,825	70,641	(2,380)

Total fixed maturities	$2,207,756	$2,341,441	$139,586	$(5,901)

Common stocks	$5,902	$6,395	$499	$(6)

Perpetual preferred stocks	$1,000	$1,028	$28	$—

	2013
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,510	$11,241	$731	$—
States, municipalities and political subdivisions	313,059	307,920	8,596	(13,735)
Residential MBS	282,059	309,013	28,958	(2,004)
Commercial MBS	270,947	292,464	22,002	(485)
Asset-backed securities	154,262	155,045	2,184	(1,401)
Corporate and other	1,062,920	1,112,144	58,554	(9,330)

Total fixed maturities	$2,093,757	$2,187,827	$121,025	$(26,955)

Common stocks	$6,105	$6,007	$290	$(388)

Perpetual preferred stocks	$1,000	$1,060	$60	$—

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2014 and 2013, respectively, were $23.2 million and $23.6 million. Gross unrealized gains on such securities at December 31, 2014 and December 31, 2013 were $13.5 million and $13.8 million, respectively. Gross unrealized losses on such securities at December 31, 2014 and December 31, 2013 were $0.6 million and $1.3 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in accumulated other comprehensive income adjusted for subsequent changes in fair values and all relate to residential MBS.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013.

	Less Than Twelve Months			Twelve Months or More
2014	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	—	—	—%	1,008	47,559	98%
Residential MBS	118	7,003	98%	951	14,983	94%
Commercial MBS	—	—	—%	—	—	—%
Asset-backed securities	641	78,596	99%	803	41,993	98%
Corporate and other	1,018	34,755	97%	1,362	46,897	97%

Total fixed maturities	$1,777	$120,354	99%	$4,124	$151,432	97%

Common stocks	$6	$1,357	100%	$—	$—	—%

	Less Than Twelve Months			Twelve Months or More
2013	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	9,679	136,700	93%	4,056	29,726	88%
Residential MBS	505	25,418	98%	1,499	20,579	93%
Commercial MBS	485	13,246	96%	—	—	—%
Asset-backed securities	1,218	80,220	99%	183	4,909	96%
Corporate and other	8,735	231,207	96%	595	8,517	93%

Total fixed maturities	$20,622	$486,791	96%	$6,333	$63,731	91%

Common stocks	$388	$2,942	88%	$—	$—	—%

At December 31, 2014, the gross unrealized losses on fixed maturities of $5.9 million relate to approximately 227 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 77% of the gross unrealized loss and 89% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

At December 31, 2014, gross unrealized losses on AILIC’s residential MBS represented 18% of the total gross unrealized loss on fixed maturity securities and 23% of the “Twelve Months or More”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (47 securities), approximately 21% of the unrealized losses and 28% of the fair value relate to investment grade rated securities.

AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2014, AILIC recorded no other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2014.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions).

	2014	2013	2012
Balance at January 1	$22.1	$22.1	$21.6
Additional credit impairments on:
Previously impaired securities	—	—	0.4
Securities without prior impairments	—	—	0.2
Reductions - disposals	(2.3)	—	(0.1)

Balance at December 31	$19.8	$22.1	$22.1

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2014 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
Maturity	Cost	Amount	%
One year or less	$70,875	$73,009	3%
After one year through five years	278,226	303,727	13%
After five years through ten years	826,838	872,835	37%
After ten years	302,615	315,988	14%

Subtotal	1,478,554	1,565,559	67%
MBS (average life of approximately 4 1/2 years)	498,824	544,372	23%
Asset-backed securities (average life of approximately 5 years)	230,378	231,510	10%

Total	$2,207,756	$2,341,441	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

At December 31, 2014, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

There were no investments in individual issuers that exceeded 10% of Stockholder’s Equity at December 31, 2014 or 2013.

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuities be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities that are included in accumulated other comprehensive income in AILIC’s Balance Sheet.

December 31, 2014	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$133,685	$(46,789)	$86,896
Equity securities	521	(182)	339
Deferred policy acquisition costs	(58,213)	20,375	(37,838)
Annuity benefits accumulated	(1,780)	624	(1,156)

	$74,213	$(25,972)	$48,241

December 31, 2013	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$94,070	$(32,925)	$61,145
Equity securities	(38)	13	(25)
Deferred policy acquisition costs	(44,244)	15,486	(28,758)
Annuity benefits accumulated	(1,074)	377	(697)

	$48,714	$(17,049)	$31,665

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2014
Realized before impairments	$2,509	$361	$433	$(1,156)	$2,147
Realized - impairments	—	(1)	—	—	(1)
Change in unrealized	39,614	558	(14,673)	(8,923)	16,576
Year ended December 31, 2013
Realized before impairments	$2,766	$260	$205	$(1,131)	$2,100
Realized - impairments	(180)	—	57	43	(80)
Change in unrealized	(95,223)	(195)	49,900	15,932	(29,586)
Year ended December 31, 2012
Realized before impairments	$3,468	$7,934	$(399)	$(3,851)	$7,152
Realized - impairments	(628)	—	273	124	(231)
Change in unrealized	70,497	(4,569)	(35,070)	(10,799)	20,059

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2014	2013	2012
Fixed maturities:
Gross gains	$2,514	$3,077	$3,874
Gross losses	(5)	(311)	(406)
Equity securities:
Gross gains	361	260	7,934
Gross losses	—	—	—

Net investment income by investment type consisted of the following (in thousands):

	2014	2013	2012
Investment income
Fixed maturities	$109,679	$109,451	$109,149
Equity securities	801	445	94
Short-term investments	6	5	8
Policy loans	3,949	4,113	4,123
Other	133	261	354

Gross investment income	114,568	114,275	113,728
Investment expenses	(195)	(585)	(522)

Net investment income	$114,373	$113,690	$113,206

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of less than $0.1 million in 2014, $0.4 million in 2013 and $0.4 million in 2012.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

E. DERIVATIVES

As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2014		December 31, 2013
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$55,653	$—	$41,798
Equity index call options	Other assets	11,509	—	12,681	—

		$11,509	$55,653	$12,681	$41,798

AILIC’s fixed indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2014, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2014, 2013 and 2012 (in thousands):

Derivative	Statement of Earnings Line	2014	2013	2012
Indexed annuities (embedded derivatives)	Annuity benefits	$(11,683)	$(2,020)	$99
Equity index call options	Annuity benefits	6,594	11,196	5,709

		$(5,089)	$9,176	$5,808

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

F. UNAMORTIZED INSURANCE ACQUISITION COSTS

A progression of unamortized insurance acquisition costs, net, is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2011	$150,767	$30,452	$(60,048)	$121,171
Additions	13,068	3,473	—	16,541
Amortization:
Periodic amortization	(30,729)	(5,724)	—	(36,453)
Included in realized gains	(57)	(63)	—	(120)
Change in unrealized	—	—	(33,878)	(33,878)

Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261
Additions	11,557	2,397	—	13,954
Amortization:
Periodic amortization	(18,236)	(3,864)	—	(22,100)
Included in realized gains	260	—	—	260
Change in unrealized	—	—	49,682	49,682

Balance at December 31, 2013	$126,630	$26,671	$(44,244)	$109,057

Additions	11,224	1,900	—	13,124
Amortization:
Periodic amortization	(22,422)	(4,669)	—	(27,091)
Included in realized gains	404	31	—	435
Change in unrealized	—	—	(13,969)	(13,969)

Balance at December 31, 2014	$115,836	$23,933	$(58,213)	$81,556

G. STOCKHOLDER’S EQUITY

Net income and capital and surplus on a statutory basis of the Company were as follows (in thousands):

Net Income			Capital and Surplus
2014	2013	2012	2014	2013
$27,589	$23,218	$29,500	$227,090	$203,243

The maximum amount of dividends that can be paid to stockholders in 2015 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2015 without prior approval is $27.6 million, based on net income. In accordance with statutory restrictions, the Company must meet minimum Risk-Based Capital (“RBC”) levels. At December 31, 2014, the Company exceeded the minimum RBC levels and is well in excess of minimum capital requirements set forth by the Company’s state of domicile. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2014 or 2013.

Comprehensive income is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

G. STOCKHOLDER’S EQUITY (CONTINUED)

The change in net unrealized gains/(losses) on available for sale securities, a component of accumulated other comprehensive income, net of tax, included the following for the year ended December 31 (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other	AOCI Ending Balance
Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$28,801	$(10,079)	$18,722
Reclassification adjustment for realized gains (losses) included in net earnings (a)		(3,302)	1,156	(2,146)

Total net unrealized gains on securities (b)	$31,665	$25,499	$(8,923)	$16,576	$—	$48,241

Year ended December 31, 2013
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(42,410)	$14,844	$(27,566)
Reclassification adjustment for realized gains (losses) included in net earnings (a)		(3,108)	1,088	(2,020)

Total net unrealized gains on securities (b)	$61,251	$(45,518)	$15,932	$(29,586)	$—	$31,665

Year ended December 31, 2012
Net unrealized gains on securities (b)	$41,192	$30,858	$(10,799)	$20,059	$—	$61,251

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Consolidated Statement of Earnings

OCI component	Affected line in the Consolidated Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)	Includes net unrealized gains (losses) of $4.6 million, $4.2 million and ($17.8) million at December 31, 2014, 2013 and 2012, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H. FEDERAL INCOME TAXES

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (in thousands):

	2014		2013		2012
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$29,295		$45,534		$33,745

Income taxes at statutory rate	$10,253	35%	$15,937	35%	$11,811	35%
Effect of:
Dividends received deduction	(1,070)	(4%)	(906)	(2%)	(880)	(3%)
IRS settlement	(58)	(0%)	(208)	0%	—	0%
Change in uncertain tax position liability	(121)	(0%)	48	0%	—	0%
Other	(35)	(0%)	(35)	0%	31	0%

Provision for income taxes as shown on the Statement of Earnings	$8,969	30%	$14,836	33%	$10,962	32%

	2014	2013	2012
Federal taxes:
Current	$11,356	$11,595	$11,816
Deferred	(2,387)	3,241	(854)

Provision for income tax expense	$8,969	$14,836	$10,962

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2014	2013
Deferred tax assets:
Policyholder liabilities	$27,760	$29,556
Investment securities	—	1,587
Other, net	448	524

Total deferred tax assets	28,208	31,667
Deferred tax liabilities:
Unamortized insurance acquisition costs	(48,310)	(52,985)
Unrealized gains	(25,975)	(17,050)
Investment securities	(2,719)	(3,891)

Total deferred tax liabilities	(77,004)	(73,926)

Deferred federal income tax liability	$(48,796)	$(42,259)

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H. FEDERAL INCOME TAXES (CONTINUED)

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

In July 2014, AFG finalized a settlement with the IRS related to tax years 2008 and 2009. As a result, AFG’s uncertain tax positions are now effectively settled, allowing AILIC to reduce its liability for previously uncertain tax positions by $1.6 million in the third quarter of 2014.

AILIC (decreased) /increased its liability for uncertain tax positions by ($1.6) million in 2014, $(0.2) million in 2013 and $0.3 million in 2012, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities.

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in thousands):

	2014	2013	2012
Balance at January 1	$1,587	$1,749	$1,406
Additions/(reductions) for tax positions of current year	(1,587)	(162)	343

Balance at December 31	$—	$1,587	$1,749

As of December 31, 2014, AILIC’s 2012 through 2014 tax years remain subject to examination by the Internal Revenue Service. Cash payments for income taxes, net of refunds, were $13.7 million, $10.4 million and $13.4 million in 2014, 2013 and 2012, respectively.

I. ADDITIONAL INFORMATION

For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in the Company’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2014	2013
Excess death and annuitization	$797	$752
Guaranteed withdrawal benefits	2,169	1,865

At December 31, 2014, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $23.3 million, compared to $26.1 million at December 31, 2013. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.1 million GAAP reserve related to this benefit at December 31, 2014 and December 31, 2013. Death benefits paid in excess of the variable annuity account balances were $0.2 million, $0.2 million and $0.5 million for 2014, 2013 and 2012, respectively. The weighted average age of these policyholders was 55 years old at December 31, 2014.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2014, 2013 and 2012 AILIC paid $4.5 million, $4.2 million and $4.5 million, respectively, to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

25

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

I. ADDITIONAL INFORMATION (CONTINUED)

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2014, 2013 and 2012, AILIC paid $16.1 million, $16.0 million and $18.5 million, respectively, for services to affiliates.

AILIC expensed approximately $0.3 million in 2014 and $0.4 million in 2013 and 2012 for its retirement and employee savings plans.

26

PART C. Other Information.

Note: This Part C contains information related to The Commodore Independence® Variable Contract, (File No. 333-51955) and Annuity Investors® Variable Account B.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors Variable Account B. 1/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements.

(a)	DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and 2A to Distribution Agreement. 28/

(b)	SELLING AGREEMENTS

(1)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(2)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

(c)	RELATED AGREEMENTS

(1)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	CONTRACTS

(1)	Form of No-Load Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A802 (Q98)-3). 3A/

(2)	Form of No-Load Non-Qualified Individual Flexible Deferred Variable Annuity Contract (A802 (NQ98)-3). 3A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G802 (99)-3). 5/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C802 (99)-3). 5/

(5)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1813206). 22/

(6)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G2010407). 22/

(7)	Form of Certificate of Participation Under a Group Flexible Premium Deferred Variable Annuity Contract (C2010507). 22/

(b)	LOAN ENDORSEMENTS

(1)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

1

(2)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(3)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(4)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(5)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(6)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(c)	TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(1)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(2)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(3)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3). 2A/

(d)	LONG-TERM CARE WAIVER RIDERS

(1)	Form of Long-Term Care Waiver Rider to Individual Contract (R800 (96)-3). 2A/

(2)	Form of Long-Term Care Waiver Rider for Group Contract (RG115 (Rev. 6/95)-3). 2A/

(3)	Form of Long-Term Care Waiver Rider for Certificate of Participation (RC115 (Rev. 6/95)-3). 2A/

(4)	Form of Long-Term Care Waiver Rider for Individual Contract (R6014907NW). 28/

(e)	DEFERRED COMPENSATION ENDORSEMENTS

(1)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(2)	Form of Deferred Compensation Endorsement to Certificate of Participation a Group Contract (EC457 (95)-3). 2A/

(f)	SIMPLE IRA ENDORSEMENTS

(1)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E408P (Rev. 11/97)-3). 3/

(2)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 5/

(3)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 5/

(4)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

(5)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (E6007202NW). 29/

(6)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (E6007302NW). 29/

(g)	ROTH IRA ENDORSEMENTS

(1)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(2)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

(5)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (E6007002NW). 29/

(6)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract (E6007102NW). 29/

(h)	EMPLOYER PLAN ENDORSEMENTS

(1)	Form of Employer Plan Endorsement to Qualified Individual Contract (EPLAN (96)-3). 3A/

(2)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (95)-3). 3B/

2

(3)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (95)-3). 3B/

(4)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (EPLAN (Rev.2/98)-3). 3/

(5)	Revised Form of Employer Plan Endorsement to Group Contract (EGPLAN (Rev.2/98)-3). 3/

(6)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (Rev.2/98)-3). 3/

(i)	TAX SHELTERED ANNUITY ENDORSEMENTS

(1)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (ETSA (Rev. 2/98)-3). 3/

(2)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(3)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(4)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003302NW). 28/

(5)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003305NW). 28/

(6)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(7)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(8)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(9)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(10)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(11)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

(j)	QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(1)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract (E401 (Rev. 2/98)-3). 3/

(2)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(3)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(4)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 29/

(5)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(6)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (E6007702NW). 28/

(7)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(8)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (E6007705NW). 28/

(k)	GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(1)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(2)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-4). 3/

(3)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-4). 3/

3

(3)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 29/

(4)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(5)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(7)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(8)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

(l)	SUCCESSOR OWNER ENDORSEMENTS

(1)	Form of Successor Owner Endorsement to Group Contract (EASUC (99)-3). 5/

(2)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (EGSUC (99)-3). 5/

(3)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (ECSUC (99)-3. 5/

(m)	INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(1)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (IRA803 (98)-3). 3/

(2)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

(5)	Form of Individual Retirement Annuity Endorsement to Group Contract (E6006902NW). FW29/

(6)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (E6006602NW). 29/

(n)	OTHER ENDORSEMENTS

(1)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 5/

(o)	GUARANTEED WITHDRAWAL BENEFIT ENDORSEMENTS

(1)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307). 22/

(2)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707). 22/

(3)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807). 22/

(4)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507). 22/

(5)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907). 22/

(6)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Contract (R2011007). 22/

(p)	DEATH BENEFIT ENDORSEMENTS

(1)	[RESERVED]

(q)	RMD ENDORSEMENTS

(1)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(2)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

(r)	ACD ENDORSEMENTS

(1)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

4

(2)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(3)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(5)	Applications.

(a)	INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (AAFPVA (98)-3). 3A/

(2)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (A1801501NW). 28/

(3)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract (A1801505NW). 28/

(b)	GROUP APPLICATIONS

(1)	Form of Application for Group Flexible Premium Deferred Annuity Contract (AAGM-VA (98) -3). 4/

(6)	Organizational Documents.

(a)	ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/

(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

(b)	CODE OF REGULATIONS

(1)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	GREAT AMERICAN FINANCIAL RESOURCES, INC.

(1)	Great American Financial Resources: Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American® Financial Resources, Inc.). 2/

(2)	Great American Financial Resources: Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

(b)	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)	AIM Variable Insurance Funds: Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001.

(i)	AIM Variable Insurance Funds: Amendment No. 2 effective July 1, 2002, to Participation Agreement.

(ii)	AIM Variable Insurance Funds: Amendment effective April 30, 2004, to Participation Agreement. 18/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 24/

(iv)	AIM Variable Insurance Funds: (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

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(2)	AIM: Administrative Services Agreement between Annuity Investors Life Insurance Company and AIM Advisors, Inc. dated as of April 4, 2001.

(i)	AIM: Amendment No. 1 to Administrative Services Agreement.

(3)	AIM: Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002.

(4)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

(c)	AMERICAN CENTURY

(1)	[reserved]

(2)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(3)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006

(d)	CALAMOS ADVISORS TRUST

(1)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(2)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(3)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

(e)	DAVIS VARIABLE ACCOUNT FUND

(1)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(i)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

(f)	DREYFUS VARIABLE INVESTMENT FUND AND DREYFUS INVESTMENT PORTFOLIOS

(1)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2A/

(ii)	Dreyfus Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement.

(iv)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(v)	Dreyfus Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

(2)	[reserved]

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(g)	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(1)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2A/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(h)	DREYFUS STOCK INDEX FUND

(1)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2A/

(ii)	Dreyfus Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(i)	DREYFUS FUNDS

(1)	Dreyfus: Amended and Restated Administrative Services Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2A/

(i)	Dreyfus: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement.

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(2)	Dreyfus: Letter Agreement (Shareholder Services) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company dated July 1, 2002.

(i)	Dreyfus: Amendment to Letter Agreement (Shareholder Services) dated as of Marcy 1, 2007.

(3)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(j)	DEUTSCHE (formerly DWS)

(1)	Deutsche (formerly DWS): Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(i)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 24/

(ii)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

(2)	Deutsche (formerly DWS): Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(3)	Deutsche (formerly DWS): Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.

(i)	Deutsche (formerly DWS): Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement.

7

(ii)	Deutsche (formerly DWS): Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement.

(iii)	Deutsche (formerly DWS): Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(iv)	Deutsche (formerly DWS): Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(4)	Deutsche (formerly DWS): Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(k)	IBBOTSON PORTFOLIOS – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust)

(1)	FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(i)	Ibbotson Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007.

(ii)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(iii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(2)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(3)	Ibbotson Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements.

(l)	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS

(1)	Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(2)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company.

(i)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement.

(3)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

(m)	JANUS ASPEN SERIES

(1)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements.

8

(iii)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements.

(iv)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.

(2)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2A/

(3)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

(n)	MORGAN STANLEY (FKA VAN KAMPEN) UNIVERSAL INSTITUTIONAL FUNDS

(1)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 2A/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of July 1, 2002 to Participation Agreement.

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iv)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(v)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(2)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997.

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated July 1, 2002.

(ii)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(iii)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(3)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

(4)	Morgan Stanley (formerly Van Kampen): Servicing Agreement between The Universal Institutional Fund and Annuity Investors Life Insurance Company dated as of May 1, 2015. 32/

(o)	OPPENHEIMER VARIABLE ACCOUNT FUNDS

(1)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds.

(i)	Oppenheimer Variable Account Funds: Amendment effective December 1, 2004 to Participation Agreement.

(ii)	Oppenheimer Variable Account Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.

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(2)	Oppenheimer: Letter Agreement (Administrative Services) with Oppenheimer Funds dated July 1, 2002.

(3)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

(p)	PIMCO VARIABLE INSURANCE TRUST

(1)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.

(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(ii)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(iii)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(iv)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(2)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(3)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

(q)	TIMOTHY PLAN VARIABLE SERIES

(1)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 to Participation Agreement. 21/

(2)	Timothy Plan: Administrative Services Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement.

(3)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007.

(r)	WILSHIRE VARIABLE INSURANCE TRUST

(1)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2014. FW/

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on December 23, 1996.
2/	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on December 4, 1995.

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2A/	Incorporated by reference to Pre-Effective Amendment No. 4 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on June 3, 1997.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017, (ADVANTAGE) on May 6 1998.

3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on May 6, 1998.

3B/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 26, 1998.

4/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on April 29, 1998.

5/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on February 26, 1999.

6/	[text intentionally deleted]

7/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on April 29, 1997.

8/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 26, 1999.

9/	[text intentionally deleted]

10/	[text intentionally deleted]

11/	[text intentionally deleted]

12/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on November 17, 1998.

13/	[text intentionally deleted]

14/	[text intentionally deleted]

15/	[text intentionally deleted]

16/	[text intentionally deleted]

17/	[text intentionally deleted]

18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, (HELMSMAN) on March 1, 2005.

19/	[text intentionally deleted]

20/	[text intentionally deleted]

21/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on or about May 1, 2006.

22/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about May 1, 2007.

23/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about May 22, 2007.

24/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, (ACCESS100) on or about April 27, 2009.

25/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, (TRANSITION20) on or about February 16, 2010.

26/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, (TRANSITION20) on or about April 29, 2010.

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27/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 22, 2011.

28/	Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-07299, (ADVANTAGE) on or about April 23, 2012.

29/	Filed herewith Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about April 23, 2012.

30/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 30, 2013.

31/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2014. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095.

32/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2015. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095.

FW/	Filed herewith.

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Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer

Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer

Mark F. Muething	Director and Executive Vice President & Secretary

Michael J. Prager	Director

Jeffrey G. Hester	Director

John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer

Adrienne Kessling	Senior Vice President-Operations

Michael H. Haney	Vice President

Rebecca Schriml	Vice President

Brian Sponaugle	Vice President

Richard L.Sutton	Assistant Vice President & Appointed Actuary

Eugene M. Breen	Appointed Actuary

H. Kim Baird	Assistant Treasurer

William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled By or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners and Certificate Owners

As of February 28, 2015, there were 334 Individual Contract Owners of which 167 were qualified and 167 were non-qualified.

As of February 28, 2015, there were 13 Participants (Certificate Owners) in 2 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term

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“Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Company’s administrative office at 301 East Fourth Street, Cincinnati, Ohio 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 23 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 27, 2015.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)
By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 27, 2015

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 27, 2015

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 27, 2015

/s/ Michael J. Prager	Director
Michael J. Prager*	April 27, 2015

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 27, 2015

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 27, 2015

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(10)	Consent of Independent Registered Public Accounting Firm.

(99)	Powers of Attorney.

(99.1)	AFG Organizational Chart as of December 31, 2014.

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